UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	James S. Hamman, Jr., Secretary,
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2007
DATE OF REPORTING PERIOD: November 1, 2006 through April 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.
TM Calamos Family of Funds Semiannual Report April 30, 2007 Calamos Growth FundCalamos Growth and Income Fund Calamos Value Fund Calamos Blue Chip Fund Calamos Multi-Fund Blend Calamos Global Growth and Income Fund Calamos International Growth Fund Calamos Global Equity Fund Calamos Convertible Fund Calamos Market Neutral Income Fund Calamos High Yield Fund

Managing Your Calamos Funds Investments
CALAMOS INVESTMENTS offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.
24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE

800.823.7386	Through a single toll-free number, Calamos 24-Hour Shareholder Assistance is fast and easy.
• Get fund prices and account balances
• Review recent transactions
• Order statements, literature and more
PERSONAL ASSISTANCE

800.582.6959	Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions, perform transactions or address issues concerning your Calamos Fund.
ONLINE ACCOUNT MANAGEMENT

www.calamos.com	Manage your personal account of Calamos Funds online at www.calamos.com. On your account access page, you can view account history and download data.
YOUR FINANCIAL ADVISOR

We encourage you to talk to your financial advisor to determine how the Calamos Funds can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.
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Letter to Shareholders
Dear Fellow Shareholders:
Enclosed is your semiannual report for the six months ended April 30, 2007. As always, we value the opportunity to communicate with you and encourage you to review these materials with care. You’ll find performance information, commentary from the investment team about the funds and markets, portfolio allocations, as well as a complete listing of holdings and financial highlights.
This year marks an important milestone for us—30 years of helping investors achieve their long-term goals. When I look back to 1977, in many ways, it was a very different world. Personal computers were years away from being standard office equipment, and we still did calculations with pencils, paper and French curves. The Dow Jones Industrial Average was trading well below the 13,000 close it achieved in April. In fact, it was trading below 1,000! Without the benefit of today’s technologies, we were less connected to other countries and markets.
Although much has changed since 1977, the core values that guided CALAMOS INVESTMENTS then continue to inform each decision we make today. We place you, our shareholders, first. We recognize the assets you entrust with us are the result of hard work and carefully thought-out choices. We regard the management of your assets as both a responsibility and an honor—one which we welcome with the utmost dedication.
We continue to believe strongly in the value of teamwork. Each Calamos fund is managed by a team of investment professionals. In our view, teams maximize individual talent and the best ideas emerge from an environment of collaboration. As we have grown, we have continued to strengthen our team by adding new and talented associates. I’m pleased to announce that during these past six months, this growth has continued with the addition of seasoned fixed-income and cash management investment professionals to our ranks.
Thirty years ago, innovative and entrepreneurial spirit served to set us apart. Then, we were using convertible securities—which were little understood—to maximize return potential while managing risk. Throughout our history, we have continually challenged ourselves to understand and maximize the potential of the evolving marketplace—indeed, the world. This has led to a strategic expansion of our capabilities. During the semiannual period, we continued on this path by launching Calamos Global Equity Fund. We believe that globalization has given rise to truly exciting opportunities for growth and progress, and sought to provide investors with another choice for participating in the dynamic global marketplace.
We view the long-term results we achieve for you as the most important measure of our success. (In this report, long-term results are presented in the performance tables and growth of $10,000 charts.) Consistent with this, we seek to invest ahead of events rather than chase performance, and always keep a close eye on understanding and managing risk. As we have for 30 years, we view this focus on risk management—on protecting your principal over the long-term—as a key differentiator of our investment process.
Letter to Shareholders     SEMIANNUAL REPORT

Letter to Shareholders
If you have any questions about your portfolio, please contact your financial advisor, or, contact us at 800.582.6959, Monday through Friday from 8:00 a.m. to 6:00 p.m., Central Time. Because your asset allocation is an ongoing process, we invite you to review other funds in this report as well, and to discuss those that interest you with your financial advisor.
We thank you for your trust and look forward to helping you achieve your financial goals in the years to come.
Sincerely,
John P. Calamos, Sr.
Chairman, CEO and Co-CIO
Calamos Advisors LLC
This report is for informational purposes only and should not be considered investment advice.

SEMIANNUAL REPORT     Letter to Shareholders
Introducing
Calamos Global Equity Fund
A New Way To Access our Global Capabilities
Investor Profile
The Fund may be suitable for investors who seek:
•	A global equity allocation

•	Enhanced diversification through a portfolio that includes both U.S. and international stocks
Added Flexibility to Pursue Areas of Opportunity
Regional
Will invest at least 40% and up to 100% of its managed assets in securities of non-U.S. issuers in both developed and emerging markets.
Security Type
Under normal circumstances, will invest at least 80% of its managed assets in equity securities, including common stocks, convertible securities and preferred stocks.
Market Capitalization
Has flexibility to invest across the market capitalization spectrum.
To learn more, contact your financial advisor or call us at 800.582.6959 from 8 am — 6 pm CST, Monday through Friday.
Why Invest Globally?
At Calamos Investments, we seek to create wealth by managing risk and return across market cycles. To do this, we maintain a perspective that is both long-term and forward-looking. Our investment discipline blends rigorous economic analysis and analysis of broad themes with comprehensive security research.
This approach leads us beyond the United States. We believe the drivers of long-term growth are global in scope, with companies all over the world contributing to innovation, productivity and economic progress.
THE CALAMOS APPROACH TO GLOBAL EQUITY INVESTING
In its pursuit of long-term capital growth, Calamos Global Equity Fund leverages our proprietary quantitative and qualitative research, as well as capabilities of a fully integrated investment team.

Grasp the ‘Big Picture’ We analyze the “big picture"—identifying global themes and trends that we believe will drive the global economy.	Level the Playing Field We seek to level the playing field, using cash-based analysis to help reduce the discrepancies that may exist among accounting practices around the world.

Focus on Economic Freedoms
To manage risk and pursue growth, we favor countries that espouse free-market principles, provide transparency in accounting and regulation, and support private property rights.
Conduct Rigorous Company Research We place a premium on quality fundamentals— high return on capital, good free cash flow, and attractive growth relative to similar companies.
FUND INFORMATION

	A Shares	B Shares	C Shares
Inception Date	3/1/07	3/1/07	3/1/07
Ticker Symbol	CAGEX	CBGEX	CCGEX
CUSIP Number	128119484	128119476	128119468
Minimum initial/subsequent investment	$2,500/$50	$2,500/$50	$2,500/$50
IRA initial investment*	$500	$500	$500
Sales load/Maximum sales charge	Front-end/4.75%	Back-end/5.00%	Level-load/1.00%
Distributions	Annual dividends; annual capital gains
* For certain qualified retirement plans, such as IRAs.
Before investing, carefully consider the fund’s investment objectives, risks, charges and expenses. Contact 800.582.6959 for a prospectus containing this and other information. Read it carefully.
Calamos Global Equity     SEMIANNUAL REPORT

Economic and Market Review
For the latest market and
economic outlook, please visit our
website at www.calamos.com and
select the “Individual Investors”
button.
For the six months ended April 30, 2007, the major markets advanced. International stocks led, with the MSCI EAFE® Index1 rising 15.68%. In the United States, the S&P 500 Index2 posted a solid return of 8.60%, and the Dow closed above 13,000 for the first time. High yield bonds and convertible securities also performed well, with the Value Line Convertible Index3 climbing 5.73% and the CS High Yield Index4 rising 7.65%.
These gains were earned against a backdrop of continued global economic growth and corporate profitability, and towards the close of the period, an increase in volatility. At the end of February, Alan Greenspan’s comments about the potential for a recession in the United States roiled markets around the globe. The slide of the U.S. sub-prime mortgage market and the deflation of the housing bubble further unsettled investors.
As the period came to a close, indications of a change in leadership in the equity and convertible markets may have begun to emerge. Concerns over weaker economic growth prompted investors to reassess the risks in the market and, specifically, the prices they have paid for the securities they own. In 2006 and during the first two months of 2007, the market rewarded stocks with more cyclical long-term earnings growth prospects, particularly in the United States. After the market correction in February, however, investors began to favor quality companies with stable growth prospects. Echoing these trends, higher-quality convertible securities outperformed more-speculative issues during the final portion of the reporting period.
While we believe the U.S. economy has entered a period of mid-cycle slowdown, we do not believe a recession is imminent. Certainly, softness in first-quarter gross domestic product, the slide of sub-prime mortgage market and weak housing data underscore the fact that economic growth has slowed in the United States. Yet, we believe the U.S. economy is sound. While gas prices have increased again, core inflation is in an acceptable range. Under Chairman Bernanke, the Fed has done a good job of managing the economy and has sufficient room to move rates either up or down. On the whole, consumers have access to credit. Productivity and labor trends remain positive. Despite higher prices at the gas pump, consumer trends are strong, with good gains in wage growth supporting consumer spending. As recent earnings announcements attest, corporate America is on solid ground.
Although the housing market remains a source of apprehension for many, it is important to remember the strength of the economy is due to its diversification, productivity gains, inflation containment and global reach. For example, during the past 25 years, the U.S. economy has experienced rolling recessions in various sectors (including agriculture, commodities, banking and information technology)—while avoiding a significant overall decline.
Outside the United States, economic conditions continue to be positive. So far, the slowdown in U.S. growth has not impacted growth in Europe or Asia. In Europe, business confidence data and employment trends have improved, while continued corporate restructuring should support profitability. Although Japan underperformed other major international markets, longer-term positives include good fourth-quarter GDP growth and encouraging consumer trends. Meanwhile, many emerging economies continued to benefit from a variety of factors, including increasing global commodity prices and substantial outside investment.
SEMIANNUAL REPORT     Economic and Market Review

Economic and Market Review
History has shown that even during periods of economic slowdown, the markets may offer considerable upside potential. This has held true during the semiannual period. Looking forward, we believe many opportunities exist for long-term investors, across asset classes. We believe the Calamos Funds are well positioned for this environment. In fact, this is precisely the type of market we have been anticipating: a period of slower economic growth in which investors more fully recognize the value of higher-quality, sustainable growth rates.

[1]	The MSCI EAFE® Index measures developed market equity performance (excluding the U.S. and Canada).

Source: Lipper Analytical Services.

[2]	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market.

Source: Lipper Analytical Services.

[3]	The Value Line Convertible Index is an equally weighted index of the larger convertibles, representing 90% of the U.S. convertible securities market.

Source: Russell/Mellon Analytical Services LLC.

[4]	The CS High Yield Index is an unmanaged index of high yield debt securities.
Source: Russell/Mellon Analytical Services LLC.
Economic and Market Review     SEMIANNUAL REPORT

The Calamos Investments Advantage
Calamos’ history is one of performing well for our clients through nearly 30 years of advances and declines in the market. We use proprietary risk-management strategies designed to control volatility, and maintain a balance between risk and reward throughout a market cycle.
The Calamos Family of Funds addresses a range of
investment opportunities. Depending on which Calamos funds
you currently own, you may want to consider one or more of our other funds to help diversify your investment portfolio.

	Ticker	Inception
FUND A SHARES	Symbol	Date
DOMESTIC EQUITY
GROWTH FUND	CVGRX	(9/4/90)
GROWTH AND INCOME FUND	CVTRX	(9/22/88)
VALUE FUND	CVAAX	(1/2/02)
BLUE CHIP FUND	CBCAX	(12/1/03)
MULTI-FUND BLEND	CMQAX	(6/28/06)
GLOBAL/INTERNATIONAL
GLOBAL GROWTH AND INCOME FUND	CVLOX	(9/9/96)
INTERNATIONAL GROWTH FUND	CIGRX	(3/16/05)
GLOBAL EQUITY FUND	CAGEX	(3/1/07)
CONVERTIBLE/CONVERTIBLE BLENDS
CONVERTIBLE FUND	CCVIX	(6/21/85)
MARKET NEUTRAL INCOME FUND	CVSIX	(9/4/90)
HIGH YIELD FUND	CHYDX	(8/2/99)
Disciplined Investment Philosophy and Process
Calamos Investments has developed a proprietary research and monitoring process that goes far beyond traditional security analysis. This process applies to each of our investment strategies, with emphasis varying by strategy. When combined with the company-specific research and industry insights of our investment team, the goal is nimble, dynamic management of a portfolio that allows us to anticipate and adapt to changing market conditions. In each of our investment strategies, from the most conservative to the most aggressive, our goals include maximizing return while controlling risk, protecting principal during volatile markets, avoiding short-term market timing, and maintaining a vigilant long-term outlook.
Comprehensive Risk Management
Our approach to risk management includes continual monitoring, adherence to our discipline, and a focus on assuring a consistent risk profile during all phases of the market cycle. Incorporating qualitative and quantitative factors as well as a strong sell discipline, this risk-control policy seeks to help preserve investors’ capital over the long term.
Proven Management Team
The Calamos Family of Funds benefit from our team’s decades of experience in the investment industry. We follow a one-team, one-process approach that leverages the expertise of more than 50 investment professionals, led by John P. Calamos, Sr. and Nick P. Calamos, whose investment industry experience dates back to 1970 and 1983, respectively. Through the collective industry experience and educational achievements of our research and portfolio staff, we can respond to the challenges of the market with innovative and timely ideas.
Sound Proprietary Research
Over the years, we have invested significant time and resources in developing and refining sophisticated analytical models that are the foundation of the firm’s research capabilities, which we apply in conjunction with our assessment of broad themes. We believe evolving domestic policies, the growing global economy, and new technologies present long-term investment opportunities for those who can detect them.
SEMIANNUAL REPORT     The Calamos Investments Advantage

Calamos Growth Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVGRX	CVGBX	CVGCX
FUND CUSIP NUMBERS

A Shares	128119302
B Shares	128119740
C Shares	128119856
Fund Objective
Long-term capital growth
Investment Strategy
•	Blends rigorous economic and broad themes analysis with intensive company and security research seeking to identify businesses with higher growth relative to peers

•	Determines the quality and sustainability of a company’s growth by assessing its fundamentals and management among other factors

•	Uses proprietary valuation models to ascertain a stock’s return potential

•	Adheres to strict risk-management guidelines to determine portfolio construction
Investor Profile
This Fund may be suitable for investors who seek:
•	A portfolio that pursues the highest potential growth opportunities regardless of company size or industry

•	A relatively aggressive yet diversified way to participate in the stock market’s long-term growth potential
Q. How did Calamos Growth Fund perform during the reporting period?
A. Calamos Growth Fund gained 7.58% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the S&P 500 Index* returned 8.60% and the Russell Midcap® Growth Index** gained 11.77%.
Growth of $10,000: for 10-year period ended 4/30/07
Q. Tell us about the Fund’s investment strategy.
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
In this Fund, we invest in a portfolio of growth-oriented securities, focusing on companies with financial strength and superior earnings prospects. We favor companies with higher-quality, sustainable business models that exhibit acceleration in revenue growth,
Calamos Growth Fund     SEMIANNUAL REPORT

Calamos Growth Fund
SECTOR ALLOCATION

Information Technology	31.1%
Consumer Discretionary	23.1
Health Care	14.6
Industrials	8.0
Financials	7.7
Energy	5.2
Telecommunication Services	3.5
Consumer Staples 3.4 Materials	2.3
Sector allocations are based on net assets and may vary over time.
earnings growth and/or return on capital. Strict risk-management guidelines help ensure that the portfolio is not exposed to unintended risks.
Q. How did you position the Fund during the reporting period?
A. As we discussed in our Economic and Market review, we believe that the economy was entering a period of mid-cycle slowdown. Historically, mid-cycle slowdowns have set the stage for strong performance in traditional growth stocks. In contrast, the prices of cyclical stocks have been more vulnerable to declining earnings during such periods. (Cyclical stocks are more dependent on the economy and commodity prices to sustain their earnings growth.)
History has also shown that market shifts can come suddenly and with little warning. As risk-conscious investors, we believe that after many years of momentum there may be more downside than upside for cyclical stocks.
Accordingly, throughout the period, we emphasized quality growth companies with sound prospects for sustainable earnings. During 2006, investors’ preferences for cyclical and value stock created opportunities for us to purchase traditional growth companies at what we believe to be excellent prices—in some cases, at the most attractive valuations in a generation. As of the close of the period, our largest weights were to information technology, consumer discretionary and health care.
Q. Broadly speaking, how did the Fund’s focus on quality growth companies influence performance?
A. Our positioning was advantageous during the final months of the period. After the February market correction, investors became more concerned about the prospects of cyclical stocks during a period of mid-cycle slowdown. Against this backdrop, our emphasis on stable growth companies served us well. Our information technology holdings, for example, contributed good gains during the final months of the period.
For the period overall, however, investors generally favored cyclical and value stocks. Within both the S&P 500 Index and the Russell Midcap® Growth Index, the leading sectors included utilities, energy and materials. These were areas in which the Fund was underweighted.
Q. More specifically, what other factors helped performance?
A. We benefited from strong security selection in health care. Specifically, securities within the biotechnology and pharmaceutical industries performed well. We view the health care sector as an area of the market that should be well positioned to benefit both near and long term. For example, many health care companies often offer the characteristics which investors seek during a period of mid-cycle slowdown, such as steady demand for their products. We also believe health care companies should receive a powerful boost from long-term demographic trends. As populations in developed markets age—the most notable example being the baby boomers in the United States—we
SEMIANNUAL REPORT     Calamos Growth Fund

Calamos Growth Fund
MARKET CAPITALIZATION OF EQUITIES

<$1 bil	0.0%
$1 bil—$12 bil	42.9
$12 bil—$25 bil	20.7
>$25 bil	36.4
would anticipate increased spending on health care and medical innovations that improve the quality of life. This should benefit a wide array of companies, from household name pharmaceutical companies to more specialized providers.
Also, selection in telecommunications companies was beneficial to overall performance, both domestic and international. (While the Fund invests principally in domestic stocks, we have the flexibility to invest selectively in international companies when we find companies that meet our growth criteria.) We believe telecommunications companies are advantageously positioned to benefit from the long-term trends that are driving the global economy. People today want access to information, entertainment and each other at any time. This is a powerful positive catalyst for telecommunications companies.
Q. You noted that the Fund’s performance was hindered by its growth bias. Can you expand upon this?
A. Although the Fund’s holdings in more cyclical sectors—such as energy, materials and industrials—posted good gains in absolute terms, our limited participation in these areas detracted from relative performance. While we found a selection of companies that met our criteria for sustainable growth (in industries such as oil services and aerospace and defense), many of the top-performing stocks of the six-month period were those that we believe will be particularly vulnerable to economic slowdown and fluctuations in commodity prices. After several years of momentum pushing stock prices higher, there may be considerably more downside than upside in these sectors.
While our information technology holdings gained ground during the final portion of the reporting period, an overweight to the sector hindered relative performance for the six months overall. We maintain a high degree of conviction in the long-term potential of this sector, however. We believe information technology companies are positioned to benefit from several long-term secular trends, including corporations’ quest to remain competitive and maximize productivity.
Q. Do you have any closing thoughts for investors?
A. We’re optimistic about the prospects for growth stocks and more specifically, for the growth stocks in the Calamos Growth Fund.
Since 2000, value stocks have led in the market, but looking forward, we believe the more compelling case can be made for growth stocks. For example, the mid-cycle slowdowns of the 1960s, 1980s and 1990s each saw a shift from cyclical-oriented markets to growth-oriented markets. Although history never repeats exactly, it may serve as a useful guide—particularly for long-term investors like us.
In past economic cycles, there have been periods when cyclical companies achieve very strong earnings growth rates on the back of top-line growth, pricing power and high utilization rates. However, as the supportive conditions of a recovering economy wane, the high earnings growth rates of cyclicals have experienced huge downward swings. In contrast, because their earnings are less dependent on the economy, traditional
Calamos Growth Fund       SEMIANNUAL REPORT

Calamos Growth Fund
growth companies may be better positioned to continue generating steady earnings growth as the economy settles into mid-cycle slowdown.
In our opinion, investors have mispriced both cyclical and growth stocks in recent Cyclical stocks are trading at very high prices relative to their long-term earnings potential. Meanwhile, many quality growth companies have seen significant increases the values of their business—increases which we believe have not been reflected com mensurately in their prices.
After a multi-year run in cyclical securities, we believe that the market is moving in direction. As we discussed in the Economic and Market Review, we believe a mid-slowdown is not a cue to exit the equity markets. In fact, several past mid-cycle slow downs have served as the backdrop for strong upward moves in stocks—particularly growth stocks.
We believe strongly in the quality and potential of the Growth Fund portfolio. The businesses we own have good market share, good management and good products. believe these companies should be well positioned to sustain their growth.
A HIGH QUALITY, ATTRACTIVELY VALUED GROWTH PORTFOLIO
The Growth Fund is invested in a portfolio of quality companies with growth fundamentals and balance sheets that are superior to the S&P 500 Index and the Russell MidCap® Growth Index.

	Calamos		Russell MidCap®
	Growth Fund	S&P 500 Index	Growth Index
Quality (Debt to Capital)	18.5%	32.7%	26.2%
Growth (ROIC)	27.4%	15.9%	18.1%
Valuations (PEG Ratio)	0.4	0.9	0.8
PEG Ratio: price/earnings ratio divided by earnings growth rate. A lower PEG indicates that less is being paid for each unit of earnings growth. ROIC: return on invested capital, measures the percentage earned on invested capital.
Data is as of 4/30/07 for Calamos Growth Fund and the Russell Mid-Cap Growth Index, and as of 4/25/07 for the S&P 500 Index.
SEMIANNUAL REPORT     Calamos Growth Fund

Calamos Growth Fund
GROWTH OF $10,000: SINCE INCEPTION (9/4/90) THROUGH 4/30/07
We believe a mid-cycle slowdown is not a cue to exit the equity markets. In fact, several past mid-cycle slowdowns have served as the backdrop for strong upward moves in stocks—particularly growth stocks.
TOTAL RETURN

							10 YEARS OR
	6 MONTHS		1 YEAR		5 YEARS†		^SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted		load-adjusted
Class A Shares — Inception 9/4/90	7.58%	2.47%	0.61%	-4.17%	10.26%	9.19%	18.85%	18.27%
Class B Shares — Inception 9/11/00	7.19	2.19	-0.16	-4.98	9.43	9.15	5.03^	5.03^
Class C Shares — Inception 9/3/96	7.19	6.19	-0.14	-1.10	9.43	9.43	18.24	18.24
Class I Shares — Inception 9/18/97	7.73	NA	0.86	NA	10.53	NA	16.12^	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	NA	NA	6.70^	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Growth Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2000. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graphs do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes

*	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/90, since comparative index data is only available for full monthly periods. Source: Lipper Analytical Services.

**	The Russell Midcap® Growth Index measures the performance of mid-sized companies with growth characteristics. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/90, since comparative index data is only available for full monthly periods. Source: Russell/Mellon Analytical Services LLC.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
Calamos Growth Fund     SEMIANNUAL REPORT

Calamos Growth and Income Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVTRX	CVTYX	CVTCX
FUND CUSIP NUMBERS

A Shares	128119104
B Shares	128119765
C Shares	128119831
Fund Objective
High long-term total return through growth and current income
Investment Strategy
•	Dynamically allocates among equity, convertible and fixed-income securities to create a diversified portfolio

•	Offers significant equity participation while aiming for greater downside protection than a pure-stock portfolio

•	Diversifies across a variety of industries, market sectors and credit-quality tiers in an attempt to maintain an appropriate balance between risk and reward over the course of the market cycle
Investor Profile
This Fund may be suitable for investors who seek:
•	A total-return-oriented investment that offers the upside potential of equities with potentially lower volatility than stock-only investments

•	A consistent income stream
Q. How did Calamos Growth and Income Fund perform during the reporting period?
A. Calamos Growth and Income Fund gained 5.64% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the S&P 500 Index* rose 8.60% and the Value Line Convertible Index** gained 5.73%.
Growth of $10,000: for 10-year period ended 4/30/07
Q. Tell us about the Fund’s investment process and strategy.
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
SEMIANNUAL REPORT     Calamos Growth and Income Fund

Calamos Growth and Income Fund
ASSET ALLOCATION

Corporate Bonds	0.6%
Convertible Bonds	39.9
Convertible Preferreds	6.4
Preferreds	0.0
Common Stock	50.6
Synthetic Convertibles	1.8
Options	0.4
Cash and Receivables/Payables	0.3
SECTOR ALLOCATION

Information Technology	26.5%
Financials	18.9
Consumer Discretionary	17.5
Health Care	15.0
Industrials	8.3
Energy	4.4
Consumer Staples	4.2
Telecommunication Services	2.2
Utilities	0.6
Materials	0.5
Sector allocations (excluding the government bond portion of synthetic convertibles) are based on net assets and may vary over time.
This Fund offers a defensive approach to equity exposure through an opportunistically allocated portfolio of stocks, convertibles and fixed-income securities. Our investment criteria rewards companies with quality growth fundamentals, such as above-average and sustainable growth rates, robust free cash flow and high return on invested capital.
As of the close of the reporting period, the Fund was allocated roughly equally between common stocks and convertible securities. This reflects our positive outlook on both asset classes. We maintained a comparable allocation throughout the period.
Q. Tell us more about the convertible allocation.
A. Convertible securities combine characteristics of stocks and fixed-income securities. Like stocks, they offer the potential for capital appreciation; like bonds, they provide potential downside protection and an income stream. Because of these hybrid characteristics, we believe convertibles may be particularly valuable in managing risk and enhancing returns. (For more on convertible securities, please see the Q&A on Calamos Convertible Fund.) Structured properly, a convertible bond portfolio will participate in the upside movements in equities but help protect principal should the equity market turn south.
Q. What factors helped the Fund during the reporting period?
A. The Fund was well served by its security selection in the financials sector. Goldman Sachs and A.G. Edwards were among the leaders, buoyed by strength in the capital markets. Insurance provider MetLife also contributed a good gain.
The Fund’s industrials stake included pockets of strength. Aerospace and defense company Lockheed Martin Corp. advanced briskly. Broadly speaking, we have been very selective regarding industrial companies, given their high degree of cyclicality and economic sensitivity. Aerospace and defense companies, however, are less vulnerable to these trends because their growth prospects are tied to other factors. Also within the industrials sector, the employment recruiting firm Manpower posted a notable gain.
We positioned the portfolio with an emphasis on traditional growth companies—quality companies with steadier long-term earnings prospects. Consumer staples are one such classic growth area, and during the period, Coca-Cola contributed to the Fund’s upside.
Q. What factors hindered performance?
A. Relative to the S&P 500 Index, the Fund’s performance during the six-month period was limited by our bias to quality growth companies with good long-term earnings prospects. The index is a blended benchmark, including both growth and cyclical companies. During the period, cyclical sectors such as energy and materials drove the index’s gains. These were areas in which the Fund was underweighted.
While the Fund garnered strong performance from a diverse group of securities, not all positions were advantageous. Security selection in health care and information technology dampened performance.
Calamos Growth and Income Fund     SEMIANNUAL REPORT

Calamos Growth and Income Fund
CREDIT QUALITY ALLOCATION OF BONDS

AAA	5.4%
AA	9.5
A	21.9
BBB	13.9
BB	18.1
B	10.7
CCC and below	2.0
Unrated Securities	18.5
MARKET CAPITALIZATION OF EQUITIES

<$1 bil	0.0%
$1 bil—$12 bil	22.4
$12 bil—$25 bil	18.6
>$25 bil	59.0
Within the convertible portion of the portfolio, the Fund’s performance was tempered by our preference for higher quality securities. Although we saw signs of a shift to quality during the final months of the period, “speculative-grade” issues led the broad convertible market. Given the slowing U.S. economy, we believe that lower-rated securities may come under more pressure, as companies seek to maintain their debt servicing obligations.
Q. How are you positioning the portfolio?
A. As we did throughout the period, we are favoring traditional growth companies—that is, companies with high-quality balance sheets and prospects that are not entirely dependent on the economy and volatile commodity prices. Traditional growth-oriented sectors such as information technology, financials, consumer discretionary and health care are well represented. In contrast, we remain very selective within cyclical sectors such as energy and materials.
Also, within the convertible allocation, the Fund continues to emphasize issues with a high degree of equity-sensitive; this reflects our positive outlook on the equity markets. From a credit quality perspective, we maintain a bias toward higher-quality issues.
SEMIANNUAL REPORT     Calamos Growth and Income Fund

Calamos Growth and Income Fund
GROWTH OF $10,000: SINCE INCEPTION (9/22/88) THROUGH 4/30/07
We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis.
TOTAL RETURN

							10 YEARS OR
	6 MONTHS		1 YEAR		5 YEARS†		^SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted		load-adjusted
Class A Shares — Inception 9/22/88	5.64%	0.63%	6.45%	1.39%	9.96%	8.90%	13.85%	13.29%
Class B Shares — Inception 9/11/00	5.27	0.27	5.68	0.68	9.15	8.86	7.92^	7.92^
Class C Shares — Inception 8/5/96	5.27	4.28	5.68	4.68	9.14	9.14	13.30	13.30
Class I Shares — Inception 9/18/97	5.79	NA	6.71	NA	10.24	NA	12.95^	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	NA	NA	3.90^	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Growth and Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graphs do not reflect the deduction of taxes that you would pay on fund-distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

*	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown for the Since Inception Growth of $10,000 graph is from 9/30/88, since comparative index data is only available for full monthly periods. Source: Lipper Analytical Services.

**	The Value Line Convertible Index is an equally-weighted index of the larger convertibles, representing 90% of the U.S. convertible securities market. Index data shown for the Since Inception Growth of $10,000 graph is from 9/30/88, since comparative index data is only available for full monthly periods. Source: Russell/Mellon Analytical Services LLC.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
Calamos Growth and Income Fund     SEMIANNUAL REPORT

Calamos Value Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVAAX	CVABX	CVACX
FUND CUSIP NUMBERS

A Shares	128119666
B Shares	128119658
C Shares	128119641
Fund Objective
Long-term capital growth
Investment Strategy
•	Invests in companies that are trading well below their intrinsic values but possess identifiable potential catalysts that can spur them to normal levels

•	Companies under consideration must possess risk-mitigating characteristics, such as sound financials and branded products within their industry

•	Employs qualitative (bottom-up) research to help determine how an issuer’s stock is valued relative to calculations of intrinsic worth

•	Utilizes top-down portfolio construction to pursue macro-level economic themes and support diversification among industries and sectors
Investor Profile
This Fund may be suitable for investors who seek:
•	A vehicle for building assets to meet medium-range to long-range financial goals

•	A value-oriented complement to a growth-oriented portfolio
Q. How did Calamos Value Fund perform during the reporting period?
A. Calamos Value Fund posted a gain of 6.84% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the Russell 1000® Value Index* earned 9.79%.
Growth of $10,000: since inception (1/2/02) through 4/30/07
Q. Tell us about your investment process.
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
Q. Before you discuss the Fund, explain how you define “value stocks.”
A. Our investment process focuses on finding good businesses, understanding what they are truly worth and then investing in them when they are priced below that point.
SEMIANNUAL REPORT     Calamos Value Fund

Calamos Value Fund
MARKET CAPITALIZATION OF EQUITIES

<$1 bil	0.0%
$1 bil—$12 bil	12.9
$12 bil—$25 bil	10.9
>$25 bil	76.2
SECTOR ALLOCATION

Information Technology	26.0%
Consumer Discretionary	25.7
Financials	17.9
Consumer Staples	16.3
Health Care	9.9
Materials	2.0
Industrials	1.6
Sector allocations are based on net assets and may vary over time.
Some value investors focus solely on price—that is, is the stock cheap? We draw a clear distinction between “cost” and “value.” We don’t purchase stocks just because they are cheap—there could be a good reason for the low price tag. We need to see quality fundamentals and catalysts that we believe will move the stock price higher.
Although we don’t require above-market growth prospects, we want to see a move to more normal growth potential, strong balance sheets, capable management and solid business plans.
Q. What factors helped performance over the period?
A. The Fund benefited from its positions in financial services companies, including JP Morgan Chase and A.G. Edwards, Inc. These companies were helped by an overall rising equity market and high levels of merger-and-acquisition activity.
Although information technology and consumer staples may not be considered traditional value fare, we found a number of undervalued companies in these sectors with quality fundamentals and sustainable growth prospects. As the market came to more fully recognize these companies’ worth, the Fund was rewarded. Within information technology, Nokia, Cisco Systems and Hewlett Packard all contributed good gains. In consumer staples, the Fund was well served by its positions in Molson Coors Brewing Company and Nestle Holdings, Inc.
Q. What factors hindered performance relative to the Fund’s benchmark?
A. Broadly speaking, although the Fund benefited from good performing stocks across a variety of industries, the portfolio was not heavily invested in the strongest performing segments of the Russell 1000® Value Index. Within the index, cyclical sectors led for the six-month period, with strength in energy, materials and utilities. As long-term investors, we were concerned about the prospects of these sectors during a period of mid-cycle slowdown. Historically, cyclical stocks have come under increased pressure during economic slowdowns, while steadier stocks have held up better.
Because we do not want to expose the portfolio to stocks with an undue level of downside risk, our security selection process led us instead to emphasize companies in areas such as information technology, consumer discretionary, and financials. Although our information technology holdings performed quite respectably in absolute terms, our overweighting proved disadvantageous to relative performance, as information technology stocks did not keep pace with the cyclical leaders. Meanwhile, we were underweighted in cyclical sectors such as energy, materials and industrials. Our long-term investment discipline focused on quality and sustainable growth, and many of the top-performing stocks in the index during the period did not meet these criteria.
Q. How is the Fund positioned?
A. We’ve positioned the portfolio to reflect our view that while a recession is not imminent, economic growth may be more muted going forward. In this environment, companies with steadier earnings growth may be more likely to see their stock prices appreciate. As the result of our security selection process, the Fund has sizable stakes in information technology, consumer discretionary and financials stocks.
Calamos Value Fund     SEMIANNUAL REPORT

Calamos Value Fund
TOTAL RETURN

	6 MONTHS		1 YEAR		5 YEAR†		SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted		load-adjusted
Class A Shares — Inception 1/2/02	6.84%	1.77%	10.57%	5.30%	8.82%	7.76%	8.12%	7.13%
Class B Shares — Inception 1/2/02	6.47	1.47	9.73	4.73	8.03	7.73	7.32	7.18
Class C Shares — Inception 1/2/02	6.56	5.56	9.82	8.82	8.01	8.01	7.32	7.32
Class I Shares — Inception 3/1/02	6.98	NA	10.83	NA	9.11	NA	9.03	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	NA	NA	5.01	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2004. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graph does not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

*	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Index data shown is from 12/31/01, since comparative index data is only available for full monthly periods. Source: Russell/Mellon Analytical Services LLC.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
SEMIANNUAL REPORT     Calamos Value Fund

Calamos Blue Chip Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CBCAX	CBCBX	CBXCX
FUND CUSIP NUMBERS

A Shares	128119625
B Shares	128119617
C Shares	128119591
Fund Objective
Long-term capital growth
Investment Strategy
•	Invests in larger, established companies with balance sheet strength, which can help mitigate downside risk

•	Applies proprietary models to determine the return potential of both growth and value companies, favoring either style based on bottom-up analysis and a top-down overlay of macro-economic themes

•	Includes companies in the S&P 500 Index and Dow Jones Industrial Average with at least $2 billion in market capitalization that possess blue chip characteristics

•	Seeks businesses with diversified product lines that can increase productivity to maintain growth

•	Aims to invest in a diversified mix of what we believe to be the best opportunities at any point in the economic cycle
Investor Profile
This Fund may be suitable for investors who seek:
•	A vehicle for building assets to meet medium- to long-range financial goals

•	A larger-cap core offering of diversified companies providing broad market participation
Q. How did Calamos Blue Chip Fund perform during the reporting period?
A. Calamos Blue Chip Fund gained 6.44% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the S&P 500 Index* returned 8.60%.
Growth of $10,000: since inception (12/1/03) through 4/30/07
Q. Before you discuss the Fund’s performance, could you provide a brief overview of its strategy and investment process?
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
Calamos Blue Chip Fund     SEMIANNUAL REPORT

Calamos Blue Chip Fund
MARKET CAPITALIZATION OF EQUITIES

<$2 bil	0.0%
$2 bil—$12 bil	1.7
$12 bil—$25 bil	12.0
>$25 bil	86.3
SECTOR ALLOCATION

Financials	20.9%
Information Technology	18.9
Consumer Discretionary	12.7
Health Care	11.9
Consumer Staples	10.9
Industrials	10.0
Energy	9.4
Telecommunication Services	2.4
Utilities	1.6
Materials	0.4
Sector allocations are based on net assets and may vary over time.
This Fund invests in a diversified portfolio of large, well-established companies—what are commonly known as “blue chips.” We seek businesses with solid balance sheets, sustainable growth prospects, talented management and strong business strategies. Many of these companies also have widespread brand recognition. We believe these characteristics provide overall stability to stock prices and may mitigate risk.
In this portfolio, we have the flexibility to invest in growth stocks and value stocks. Growth stocks are those with above-average earnings growth. Value stocks are those which we believe are undervalued and possess catalysts to drive their stock prices upward. While value stocks may not have the same high levels of earnings, we still require sustainable growth and strong business models. Because growth and value tend to outperform during different environments, the ability to blend styles dynamically may enhance performance over full market cycles.
Q. What factors contributed to the Fund’s gain?
A. Our investment discipline led us to a number of companies in the financials sector, which performed well during the period. The portfolio included companies involved in the global capital markets, such as The Bank of New York and Goldman Sachs. Other positive contributors included Lowes Corp., a provider of property and casualty insurance, and Prudential Financial, a diversified financial company with business lines ranging from insurance to financial services.
Our strategy focuses on identifying attractive long-term themes that we believe will fuel global growth, and then investing in companies that will benefit from those themes. One of the most powerful themes we’ve identified is the use of technology to drive corporate productivity in a global economy. A second theme is the desire for people to be connected to information, entertainment and each other at any time. Against this backdrop, we believe companies in industries such as consulting, computer hardware, wireless communications, and consumer-oriented technology may be particularly well positioned over the long term. During the period, our emphasis on these themes led us to solid performers in information technology and telecommunications sectors, including Apple, IBM, Hewlett-Packard and AT&T.
Q. What factors hindered the Fund’s performance?
A. We believe that in a period of mid-cycle slowdown, the more prudent long-term course is to favor traditional quality growth companies—that is, those which are more likely to experience steady ongoing demand for their products and services. In contrast, cyclical sectors are those whose growth prospects are tied more heavily to the price of commodity prices or to the economy. When the economy is in a recovery or expansion phase, cyclical stocks often experience a “pop” in earnings or growth rates. However, they are also more likely to suffer when the economy slows.
Although investors showed increased interest in quality growth characteristics in March and April, cyclical and value-oriented stocks were most rewarded for the six-month period overall. In this environment, our focus on quality and sustainable earnings slowed the Fund’s pace relative to the S&P 500 Index, which includes both cyclical and
SEMIANNUAL REPORT     Calamos Blue Chip Fund

Calamos Blue Chip Fund
growth stocks. This growth bias resulted in the portfolio being underweighted in sectors such as utilities and materials. Our overweight to and security selection within the consumer staples sector also hampered returns.
We also emphasized well-established businesses—some of the largest companies in the U.S. marketplace—with demonstrated capabilities of growing earnings during full market cycles. However, within the S&P 500 Index, the smaller capitalization names performed most strongly.
Q. How have you positioned the Fund?
A. As we noted in the previous answer, we believe that traditional growth-oriented companies will fare best in a period of mid-cycle slowdown. We have positioned this Fund to reflect our outlook, emphasizing sectors such as financials and information technology. The Fund does include some investments in more cyclical areas of the market. We view this diversification as an important element of this Fund’s risk management strategy. For example, investments in energy stocks can serve as a hedge against geopolitical turmoil.
TOTAL RETURN

	6 MONTHS		1 YEAR		SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted
Class A Shares — Inception 12/1/03	6.44%	1.35%	10.97%	5.69%	9.39%	7.83%
Class B Shares — Inception 12/1/03	6.00	1.00	10.05	5.05	8.57	7.84
Class C Shares — Inception 12/1/03	6.08	5.08	10.14	9.14	8.59	8.59
Class I Shares — Inception 12/1/03	6.54	NA	11.21	NA	9.68	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	5.31	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2004. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graph does not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

*	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown is from 11/30/03, since comparative index data is only available for full monthly periods. Source: Lipper Analytical Services.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
Calamos Blue Chip Fund    SEMIANNUAL REPORT

Calamos Multi-Fund Blend
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CMQAX	CMQBX	CMQCX
FUND CUSIP NUMBERS

A Shares	128119534
B Shares	128119526
C Shares	128119518
Fund Objective
Long-term capital growth and, secondarily, current income
Investment Strategy
•	Calamos Multi-Fund Blend combines three compelling Calamos funds into a diversified but unified fund of funds designed to serve as the equity cornerstone of an investment portfolio
•	By investing in just one Fund, Calamos Multi-Fund Blend, investors gain access to three distinct investment strategies with minimal holdings overlap
-	Calamos Growth Fund—an aggressive fund that seeks stocks with above-average growth potential

-	Calamos Global Growth and Income Fund—a defensive mix of U.S. and foreign equity and convertible securities

-	Calamos Value Fund—seeks undervalued companies that possess catalysts for growth
•	The Fund will invest in Class I shares of these underlying funds

•	The percentage allocations to the underlying funds will be monitored daily and rebalanced whenever the actual allocations diverge by 5% or more from their one-third target allocation
•	New cash flows can be used to achieve rebalancing
Investor Profile
This Fund may be suitable for investors who seek:
•	Broad diversification, total return potential and risk control
•	A vehicle for building assets to meet medium-range to long-range financial goals
•	An automatic rebalancing feature
•	Core domestic equity exposure and global equity exposure
Q. How did Calamos Multi-Fund Blend perform during the reporting period?
A. Calamos Multi-Fund Blend gained 7.51% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the S&P 500 Index* gained 8.60%.
Growth of $10,000: since inception (6/28/06) through 4/30/07
Q. How is this Fund positioned?
A. Calamos Multi-Fund Blend invests equally in three Calamos funds—Calamos Growth Fund, Calamos Value Fund and Calamos Global Growth and Income Fund (see sidebar at left for more information). Through this allocation, Calamos Multi-Fund Blend provides investors with well-diversified portfolio of domestic and international stocks and convertible securities.
Across the three underlying funds, we are favoring companies with quality balance sheets and good prospects for sustainable growth. We are emphasizing traditional growth sectors, because we believe traditional growth companies will be better positioned during a period of mid-cycle slowdown. We maintain a highly selective approach toward cyclical companies whose earnings prospects are more dependent on economic growth and commodity prices.
Within the international allocation, we favored developed markets while investing on a limited basis in emerging markets. Our investment philosophy favors countries which
SEMIANNUAL REPORT     Calamos Multi-Fund Blend

Calamos Multi-Fund Blend
UNDERLYING FUND CHARACTERISTICS

GROWTH FUND
Number of Holdings	148
Net Assets	$15.5 bil
Turnover FYTD	49.4
VALUE FUND
Number of Holdings	37
Net Assets	$138.9 mil
Turnover FYTD	14.1
GLOBAL GROWTH AND INCOME FUND
Number of Holdings	141
Net Assets	$1.1 bil
Turnover FYTD	32.1
MARKET CAPITALIZATION OF EQUITIES

<$1 bil	0.3%
$1 bil—$12 bil	28.3
$12 bil—$25 bil	16.9
>$25 bil	54.5
REGIONAL ALLOCATION

Asia/Pacific	9.9%
Europe	14.2
North America	70.1
Latin America/Caribbean	4.4
Middle East/Africa	0.0
SECTOR ALLOCATION

Information Technology	26.9%
Consumer Discretionary	24.5
Financials	13.5
Health Care	11.7
Consumer Staples	9.8
Industrials	5.0
Energy	3.0
Telecommunication Services	1.8
Materials	1.7
Utilities	0.5
Sector allocations (excluding the government bond portion of synthetic convertibles) are based on net assets and may vary over time.
support democratic and economic freedoms, such as a clear and credible rule of law and private property rights.
Q. Tell us about your investment process.
A. In each of the underlying funds, we combine thematic considerations with rigorous proprietary security research to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
Q. How did each of the underlying funds contribute to performance?
A. All three underlying funds contributed a positive return.
Calamos Global Growth and Income Fund advanced most. As international equities outperformed U.S. stocks, your allocation benefited from its participation in the global markets. From a sector perspective, investments in consumer staples companies benefited performance, with stakes in beverage companies and confectionary companies providing a good boost. The Fund was also well served by positions in the financials sector, specifically those with exposure to the global capital markets. Against the backdrop of an improving job market in Europe, investments in employment recruiters also contributed to positive performance.
Within Calamos Growth Fund, telecommunications and consumer staples proved beneficial. Broadly speaking, the Fund’s performance lagged the S&P 500 Index due to its bias toward traditional growth companies, such as those in the information technology sector. The Fund was also underweighted in more cyclical sectors of the market, such as energy and materials.
Of the three underlying funds, Calamos Value Fund earned the least. Within the portfolio, gains were supported by investments in financial services, information technology and consumer staples. Similar to the Growth Fund, the Value Fund had modest stakes in the most cyclical areas of the market; this hindered the portfolio’s participation in some of the strongest performing stocks during the six-month period.
Calamos Multi-Fund Blend     SEMIANNUAL REPORT

Calamos Multi-Fund Blend
ASSET ALLOCATION

Corporate Bonds	0.0%
Convertible Bonds	13.0
Convertible Preferreds	0.9
Preferreds	0.0
Common Stock	84.3
Synthetic Convertibles	0.2
Options	0.2
Cash and Receivables/Payables	1.4
LOW PORTFOLIO OVERLAP
Calamos Multi-Fund Blend is able to achieve broad diversification with minimal overlap between the holdings of its underlying funds.
The portfolios of the underlying funds are actively managed. Holdings and weightings are subject to change daily. Diversification does not eliminate risk.
TOP 10 HOLDINGS

Nokia Corp.	2.8%
Merrill Lynch & Company, Inc.	2.1
Apple Computer, Inc.	1.6
Microsoft Corp.	1.5
Coca-Cola Company	1.5
Goldman Sachs Group, Inc.	1.5
Google, Inc.	1.4
Molson Coors Brewing Company	1.3
Pfizer, Inc.	1.3
American International Group, Inc.	1.2
TOTAL RETURN

	6 MONTHS		SINCE INCEPTION†
		load-adjusted		load-adjusted
Class A Shares — Inception 6/28/06	7.51%	2.44%	17.40%	11.81%
Class B Shares — Inception 6/28/06	7.16	2.16	16.70	11.70
Class C Shares — Inception 6/28/06	7.16	6.16	16.70	15.70
Class I Shares — Inception 6/28/06	7.59	NA	17.60	NA
Class R Shares — Inception 3/1/07	NA	NA	5.30	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect through April 30, 2007. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graph does not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.
*	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown is from 6/30/06, since comparative index data is only available for full monthly periods. Source: Lipper Analytical Services.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
SEMIANNUAL REPORT     Calamos Multi-Fund Blend

Calamos Global Growth and Income Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVLOX	CVLDX	CVLCX
FUND CUSIP NUMBERS

A Shares	128119500
B Shares	128119732
C Shares	128119708
Fund Objective
High long-term total return through capital appreciation and current income
Investment Strategy
•	Offers a defensive approach to equity exposure applying dynamic asset allocation on a global scale
•	Strategically allocates stocks, convertible and high-yield fixed-income securities among countries and security types to strike the appropriate balance between risk and reward in varying stages of global market cycles
•	Emphasizes countries espousing free-market principles
Investor Profile
This Fund may be suitable for investors who seek:
•	A risk-managed approach to pursuing growth opportunities around the world
•	A portfolio of securities representing various-sized companies from multiple countries
•	A strategy designed to enhance return by providing broad global diversification with less volatility than typical stock-only investments
Q. How did Calamos Global Growth and Income Fund perform during the reporting period?
A. Calamos Global Growth and Income Fund returned 9.25% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the MSCI World Index* returned 12.13%.
Growth of $10,000: for 10-year period ended 4/30/07
Q. Before discussing the Fund’s performance in greater detail, please tell us more about its strategy and investment process.
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
Calamos Global Growth and Income Fund     SEMIANNUAL REPORT

Calamos Global Growth and Income Fund
ASSET ALLOCATION

Corporate Bonds	0.1%
Convertible Bonds	38.8
Convertible Preferreds	2.8
Preferreds	0.0
Common Stock	54.8
Synthetic Convertibles	0.8
Options	0.3
Cash and Receivables/Payables	2.4
SECTOR ALLOCATION

Consumer Discretionary	25.1%
Information Technology	25.0
Financials	12.7
Health Care	11.4
Consumer Staples	9.6
Industrials	4.5
Energy	4.3
Telecommunication Services	2.1
Utilities	1.5
Materials	0.7
Sector allocations (excluding the government bond portion of synthetic convertibles) are based on net assets and may vary over time.
MARKET CAPITALIZATION OF EQUITIES

<$1 bil	0.6%
$1 bil—$12 bil	34.2
$12 bil—$25 bil	18.4
>$25 bil	46.8
REGIONAL ALLOCATIONS

Asia/Pacific	28.6%
Europe	27.9
North America	35.5
Latin America/Caribbean	5.6
Middle East/Africa	0.0
This Fund is designed to provide a more defensive approach to global investing than a pure stock portfolio. By combining stocks with convertible securities and fixed-income investments, we seek long-term growth with lower volatility than an all-equity strategy. Across the portfolio, our investment criteria favor companies exhibiting above-average and sustainable growth rates, reliable free cash flow and high return on invested capital.
The mix among asset classes is flexible, based on where we are finding the most attractive opportunities. Currently, we are favoring common stocks and convertible securities over corporate bonds.
Q. What factors helped performance?
A. Consumer staples companies were a leading contributor to the Fund’s gains. Here, our investment discipline led us to beverage and confectionary companies, which posted good gains. The Fund also benefited from its stakes in financial companies, specifically those with exposure to the global capital markets. Positions in non-U.S. exchanges also proved advantageous. The Fund’s industrials holdings were also a source of upside performance, with positions in employment recruiters receiving a boost from an improving job market in Europe.
Although the U.S. markets posted a quite respectable gain, non-U.S. markets outperformed. Against this backdrop, an underweighting to the United States further enhanced the Fund’s performance relative to the MSCI World Index.
Q. What factors hindered performance?
A. An underweighting in the materials sector slowed the Fund’s pace relative to the benchmark. Materials stocks were leading performers within the index, with particular strength in mining and resource stocks. We have been very selective in these cyclical areas of the market, instead preferring traditional growth companies with steadier long-term earnings growth potential.
An overweight in Japan proved disadvantageous, given that Japan underperformed the broad global equity market index during the period. We are maintaining cautious optimism, however, encouraged by gross domestic product growth supported by signs of an improvement in consumer spending. Of course, we are closely monitoring both the broader economic and political landscape as well as the individual positions held in the portfolio.
Also, we hedge the majority of the Fund’s exposure to non-U.S. currencies back into the U.S. dollar. We employ this hedge to manage long-term risk, given that currencies can fluctuate considerably—both upward and downward. During the period, however, the U.S. dollar has weakened relative to the euro and the U.K. pound. (In other words, a U.S. dollar became exchangeable for less of these other currencies.) Our hedge meant that we did not participate in the upward moves of these non-U.S. currencies.
Q. How is the Fund positioned?
A. As we outlined in our Economic and Market Review, we believe the U.S. economy has entered a period of mid-cycle slowdown. The causes of the U.S. slowdown are largely domestic in nature (for example, housing), and so far this has not affected
SEMIANNUAL REPORT     Calamos Global Growth and Income Fund

Calamos Global Growth and Income Fund
CREDIT QUALITY ALLOCATION OF BONDS

AAA	7.1%
AA	10.5
A	29.0
BBB	6.2
BB	3.8
B	1.9
CCC and below	2.7
Unrated Securities	38.8
TOP 10 COUNTRY ALLOCATIONS

United States	35.5%
Japan	16.8
Switzerland	11.8
India	5.1
Australia	4.0
Mexico	3.7
United Kingdom	3.5
Finland	2.9
Germany	2.3
Belgium	2.1
growth outside the U.S. to a significant degree. We are, however, monitoring this closely for any change.
In this environment, we are favoring mid-to-large cap companies with classic growth characteristics—steady earnings growth prospects, high return on invested capital, strong balance sheets and compelling business strategies. These criteria have led us to the consumer discretionary, information technology and financials sectors. In contrast, we remain cautious on cyclical market sectors whose fortunes are entirely dependent on commodity prices or economic growth.
Currently, convertible securities represent about 42 percent of the portfolio. This sizable stake reflects the considerable opportunities we are finding in the global marketplace. Valuations remain attractive and issuance has improved in recent quarters.
In terms of its geographic allocation, we continue to favor non U.S. markets over the United States. While U.S. investors have seen non U.S. markets outperform significantly in recent years, a large part of this has been due to the weakening dollar, not a steep ramp up in valuations. This means valuations have not become as stretched overseas as they might appear, and we continue to find abundant opportunities.
We are predominantly invested in developed markets, while making select investments in emerging markets. While we are underweight versus the index, the U.S. remains our largest country weight. We are well diversified across Europe and Asia, with Japan representing our largest non-U.S. country weighting. Across markets, our portfolio construction process emphasizes countries espousing free market principles and economic freedoms, such as private property rights, transparent accounting practices and credible rule of law. Research has shown that there is a correlation between economic freedom and wealth creation. We therefore believe that our bias serves as a means of managing risk as well as enhancing return potential.
Calamos Global Growth and Income Fund     SEMIANNUAL REPORT

Calamos Global Growth and Income Fund
GROWTH OF $10,000: SINCE INCEPTION (9/9/96) THROUGH 4/30/07

We believe that a number
of dynamic secular trends will
create long-term investment
opportunities.
TOTAL RETURN

							10 YEARS OR
	6 MONTHS		1 YEAR		5 YEARS†		^SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted			load-adjusted
Class A Shares — Inception 9/9/96	9.25%	4.10%	11.38%	6.12%	11.67%	10.58%	11.52%		10.98%
Class B Shares — Inception 9/11/00	8.83	3.83	10.56	5.56	10.81	10.54	7.46	^	7.46^
Class C Shares — Inception 9/24/96	8.87	7.87	10.59	9.59	10.80	10.80	10.95		10.95
Class I Shares — Inception 9/18/97	9.39	NA	11.72	NA	11.98	NA	10.77	^	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	NA	NA	4.52	^	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Global Growth and Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2003. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graphs do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.
*	The MSCI World Index (U.S. Dollars) is a market-capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. Since inception data for the MSCI World Index is shown from 8/31/96 since data is only available for full monthly periods. Source: Lipper Analytical Services.
Index returns assume reinvestment of dividends and do not reflect deduction of feesand expenses. It is not possible to invest directly in an index.
SEMIANNUAL REPORT     Calamos Global Growth and Income Fund

Calamos International Growth Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CIGRX	CIGBX	CIGCX
FUND CUSIP NUMBERS

A Shares	128119575
B Shares	128119567
C Shares	128119559
Fund Objective
Long-term capital growth
Investment Strategy
•	Applies bottom-up research and top-down analysis to target securities of non-U.S. companies that display acceleration in revenue growth, earnings growth and return on capital
•	Conducts extensive balance sheet and income statement analysis to determine the intrinsic value of companies under consideration
•	Seeks to eliminate disparities in accounting practices by conducting a cash-based analysis of each company’s financial statements.
•	Emphasizes countries espousing free-market principles
•	Seeks to outperform the MSCI EAFE® Growth Index over the long term with less volatility
Investor Profile
This Fund may be suitable for investors who seek:
•	A portfolio that pursues stocks of companies of all sizes and in all industries, combining high relative growth potential with the capacity to sustain that growth
•	To diversify beyond the domestic market by investing in overseas growth stocks, potentially increasing long-term capital growth
Q. How did Calamos International Growth Fund perform during the reporting period?
A. Calamos International Growth Fund gained 16.97% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the MSCI EAFE® Growth Index* returned 15.97% and the MSCI EAFE® Index** climbed 15.68%.
Growth of $10,000: since inception (3/16/05) through 4/30/07
Q. Before discussing the performance of the Fund in greater detail, can you provide an overview of how you construct the portfolio?
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom and supply-and-demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
Calamos International Growth Fund     SEMIANNUAL REPORT

Calamos International Growth Fund
SECTOR ALLOCATION

Information Technology	30.6%
Consumer Staples	14.6
Financials	12.5
Consumer Discretionary	12.4
Health Care	12.1
Industrials	8.8
Energy	4.2
Telecommunication Services	3.8
Sector allocations are based on net assets and may vary over time.
MARKET CAPITALIZATION OF EQUITIES

<$1 bil	0.7%
$1 bil—$12 bil	57.4
$12 bil—$25 bil	16.8
>$25 bil	25.1
TOP 10 COUNTRY ALLOCATIONS

Japan	20.7%
Switzerland	15.5
Australia	6.6
Mexico	6.4
United Kingdom	6.3
India	5.9
Norway	5.0
Bermuda	4.0
Ireland	2.9
Germany	2.9
Q. What factors helped performance during the period?
A. For the six-month period, the Fund participated in the solid performance of the global equity markets and, in fact, outperformed its benchmarks. A diverse group of stocks contributed to the Fund’s gains. Among them, the Fund benefited from a variety of positions within its financials stake. These included stocks with sensitivity to the strength in the global capital markets including positions in non-U.S. stock exchanges.
The Fund also was well served by its selection in health care names, including niche health care equipment-and-device providers. Also on the upside, positions in recruiting agencies also proved advantageous; these benefited from a strengthening job market in Europe.
Q. What factors hindered performance?
A. While the Fund posted a strong gain in absolute terms, its relative performance was hindered by its underweighting to the materials sector, specifically mining and resource companies. An underweighting in utilities also slowed the pace of the Fund’s performance relative to the MSCI EAFE® Growth Index. As long-term growth investors, we generally do not find attractive opportunities within the highly regulated utilities sector. During the six-month period, however, the utilities sector benefited from merger-and-acquisition activity in Europe.
Q. How is the Fund positioned?
A. We continue to favor traditional growth companies—that is, companies with high-quality balance sheets and prospects that are not entirely dependent on the economy and volatile commodity prices. Traditional growth-oriented sectors such as information technology, consumer staples, financials, consumer discretionary and health care are well represented. In contrast, we remain more selective within cyclical sectors such as energy, industrials and materials.
Consistent with this, we pared the Fund’s stake in industrials and increased positions in health care, consumer discretionary and information technology.
Q. You noted that top-down considerations play an important role in your investment process. Please give us some examples of these themes, based on the current portfolio.
A. Our largest single sector weighting is to the information technology sector. Information technology companies participate in several themes that we believe will drive the global economy. For example, as corporations strive to stay competitive in the global economy, we expect them to make continued investment in technological innovations. Companies in areas such as technology outsourcing, consulting and productivity enhancing software are well positioned to benefit. Information technology companies are also well positioned to benefit from people’s desire to have access to each other, and to information and entertainment at all times. This ongoing demand should serve as a tailwind for companies in electronic gaming and communications, among others.
SEMIANNUAL REPORT     Calamos International Growth Fund

Calamos International Growth Fund
REGIONAL ALLOCATION

Asia/Pacific	37.3%
Europe	46.5
North America	0.3
Latin America/Caribbean	12.1
Middle East/Africa	2.8
Health care companies, meanwhile, are also positioned to benefit from a number of trends, such as shifting demographics in the developed markets (for example, the aging of the baby boomers in the United States). Meanwhile, rising standards of wealth in emerging markets may provide support for increased health care spending, particularly benefiting niche leaders.
Q. From a regional perspective, where are you finding the most attractive growth opportunities?
A. Our growth discipline leads us to countries that embrace democracy and economic freedoms. Research has shown that economic freedom and democracy bring improved standards of living. These improvements are catalysts for the creation of wealth.
The portfolio invests the majority of its assets in developed markets broadly diversified across Europe and Asia, with Japan representing the single largest weighting. In Japan, we have seen encouraging gross domestic product growth supported by strength in consumer trends. The Fund invests selectively in emerging markets as well, with a bias toward information technology and consumer staples companies. Within the emerging markets, our emphasis on economic freedoms leads us to favor emerging Asia. With the exception of Mexico, we remain very cautious regarding much of Latin America, however, given the limited acceptance of free-market principles.
TOTAL RETURN

	6 MONTHS		1 YEAR		SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted
Class A Shares — Inception 3/16/05	16.97%	11.38%	13.73%	8.36%	23.56%	20.76%
Class B Shares — Inception 3/16/05	16.51	11.51	12.83	7.83	22.62	21.49
Class C Shares — Inception 3/16/05	16.54	15.54	12.85	11.85	22.60	22.60
Class I Shares — Inception 3/16/05	17.17	NA	14.01	NA	23.86	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	9.23	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2005. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graph does not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.
*	The MSCI EAFE® Growth Index measures developed market growth equity performance (excluding the U.S. and Canada). Source: MSCI Barra and Lipper Analytical Services.

**	The MSCI EAFE® Index measures developed market equity performance (excluding the U.S. and Canada). Source: MSCI Barra and Lipper Analytical Services.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
Calamos International Growth Fund     SEMIANNUAL REPORT

Calamos Global Equity Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning since its inception on March 1, 2007 through April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CAGEX	CBGEX	CCGEX
FUND CUSIP NUMBERS

A Shares	128119484
B Shares	128119476
C Shares	128119468
Fund Objective
Long-term capital growth
Investment Strategy
•	Invests globally, emphasizing countries espousing free-market principles

•	Invests in companies with balance sheet strength

•	Applies proprietary models to determine the return potential of stocks, considering growth potential and valuations

•	Combines bottom-up analysis with a top-down overlay of macro-economic themes

•	Conducts extensive analysis to help determine the intrinsic value of companies under consideration

•	Seeks to eliminate disparities in accounting practices by conducting a cash-based analysis of each company’s financial statements
Investor Profile
The Fund may be suitable for investors who seek:
•	A global equity allocation

•	Enhanced diversification through a portfolio that includes both U.S. and international stocks
Q. Since its inception on March 1, 2007, through April 30, 2007, how has the Fund performed?
A. The Fund has begun on a strong note, posting a gain of 8.80% since inception (Class A shares, unadjusted for sales charges). The MSCI World Index* gained 7.06%.
Q. What considerations led you to introduce this Fund?
A. We believe that a rapidly expanding global economy offers tremendous potential for long-term investors. Although globalization has resulted in considerable interconnectivity among countries, distinct trends abound. These create different investment opportunities than what might be available in the U.S. stock market. Moreover, while the United States remains the engine of global growth, it is not the only driver.
Corporations all over the world are contributing to the productivity and expansion of the global economy. This Fund is designed to provide access to this broader universe of growth prospects.
Q. Tell us about your investment process.
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well as in the context of the portfolio as a whole.
Q. What factors have helped performance?
A. The Fund benefited from select holdings within information technology; both U.S. and non-U.S. companies were represented among the leaders. The consumer discretionary sector contributed to the Fund’s advance, with strength in apparel retailers benefiting the consumer discretionary sector within the Fund. Stock selection within consumer staples also helped performance. Here, brewers were among those posting notable gains.
SEMIANNUAL REPORT     Calamos Global Equity Fund

Calamos Global Equity Fund
MARKET CAPITALIZATION OF EQUITIES

<$1 bil	0.0%
$1 bil—$12 bil	38.3
$12 bil—$25 bil	21.7
>$25 bil	40.0
REGIONAL ALLOCATION

Asia/Pacific	23.3%
Europe	30.2
North America	32.7
Latin America/Caribbean	10.5
Middle East/Africa	1.3
Q. What factors hindered performance?
A. Our preference for more traditional growth companies led us away from cyclical sectors and stocks, including some that posted strong gains in the global markets. For example, we did not participate fully in the upside performance of the energy and materials sectors. An underweighted position in the utilities sector also held back performance, as the sector did better on the back of merger-and-acquisition activity in Europe.
Q. How have you positioned the Fund?
As we noted, we believe that the U.S. economy has entered a period of mid-cycle slowdown. While growth remains stronger in other parts of the globe, we believe businesses which are better able to sustain solid earnings growth in a more subdued economic environment are most likely to command investor attention going forward. Consistent with this, we have positioned the Fund with an emphasis on traditional growth sectors, such as information technology, consumer discretionary and health care.
In terms of its geographic allocation, we continue to favor non U.S. markets over the United States. While U.S. investors have seen non U.S. markets outperform significantly in recent years, a large part of this has been due to the weakening dollar, not a steep ramp up in valuations. This means valuations have not become as stretched overseas as might appear, and we continue to find abundant opportunities. We are emphasizing developed markets and investing more selectively in emerging markets. Across the portfolio, we are favoring companies in countries that embrace economic freedoms, such as private property rights, a clear and credible rule of law, transparency and consistency in accounting, and a fair and clear regulatory environment.

*	The MSCI World Index (U.S. Dollars) is a market-capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. Since inception data for the MSCI World Index is shown from 8/31/96 since data is only available for full monthly periods. Source: Lipper Analytical Services.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
TOP 10 COUNTRY ALLOCATIONS

United States	32.7%
Japan	13.4
Switzerland	11.1
Mexico	5.0
India	4.7
Norway	3.9
Bermuda	3.3
Ireland	3.2
Australia	3.1
United Kingdom	2.4
SECTOR ALLOCATION

Information Technology	32.0%
Consumer Discretionary	16.8
Health Care	13.8
Financials	11.2
Consumer Staples	10.1
Industrials	7.2
Energy	4.0
Telecommunication Services	2.9
Sector allocations are based on net assets and may vary over time.
Calamos Global Equity Fund     SEMIANNUAL REPORT

Calamos Convertible Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CCVIX	CALBX	CCVCX
FUND CUSIP NUMBERS

A Shares	128119401
B Shares	128119773
C Shares	128119823
Fund Objective
Current income with a secondary objective of growth
Investment Strategy
•	Invests in convertible securities, which provide the growth potential of equities along with the income and limited downside potential typical of fixed-income securities

•	Invests in convertible securities issued by both U.S. and foreign companies

•	Emphasizes diversification across market sectors and credit quality, favoring companies with higher-quality balance sheets

•	Utilizes a highly disciplined strategy which seeks to enhance investment returns while managing risk
Investor Profile
This Fund may be suitable for investors who seek:
•	Current income as well as capital growth potential

•	An investment which provides the growth potential of equities along with the income and limited downside potential typical of fixed income.
Q. How did Calamos Convertible Fund perform during the reporting period?
A. Calamos Convertible Fund gained 5.40% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the S&P 500 Index gained 8.60%* and the Value Line Convertible Index** rose 5.73%.
Growth of $10,000: for 10-year period ended 4/30/07
Q. Briefly, what are some of the most important features and potential benefits of a convertible security?
A. A convertible security is a bond or preferred stock that can be exchanged—or converted—into a specific number of shares of common stock, typically of the issuer’s company. Convertible securities combine characteristics of stocks and traditional fixed-income securities. Like stocks, convertibles typically offer upside appreciation in rising equity markets. Like bonds, convertibles provide income and potential downside protection in declining markets.
Because of these hybrid characteristics, convertibles offer investors unique opportunities for managing risk and pursuing returns. Convertible securities may be included as a more defensive way to participate in the growth potential of the equity markets, or as an enhanced fixed-income investment. Volatility is an important component of the pricing of a convertible bond. Higher volatility increases the value of the conversion feature (or optionality) of a convertible issue. Convertible bond valuations have benefited
SEMIANNUAL REPORT     Calamos Convertible Fund

Calamos Convertible Fund
CREDIT QUALITY ALLOCATION OF BONDS

AAA	7.4%
AA	8.9
A	25.6
BBB	22.3
BB	10.9
B	8.0
CCC and below	1.4
Unrated Securities	15.5
ASSET ALLOCATION

Corporate Bonds	0.0%
Convertible Bonds	65.8
Convertible Preferreds	12.8
Preferreds	0.0
Common Stock	16.2
Synthetic Convertibles	4.0
Options	0.3
Cash and Receivables/Payables	0.9
from the recent rise in market volatility, which has translated into attractive returns for convertible bond investors.
Q. Before you discuss the Fund in greater detail, can you provide an overview of conditions in the convertible market during the reporting period?
A. Convertible securities continued to offer investors compelling opportunities. Issuance remained strong, particularly in 2007, and valuations continued to improve. For the six-month period overall, investors rewarded lower-quality convertible securities most; speculative-grade issues outperformed investment-grade issues. (Speculative-grade issues are those with a higher potential for default. They typically offer higher yields in exchange for their higher credit risk.) From a sector perspective, cyclical and value-oriented companies outperformed growth sectors.
However, as in the equity markets, indications emerged that the tide may be turning away from cyclical and lower-quality issues. Since the February market correction, investors began to return their attention to higher-quality, growth-oriented convertibles.
Q. What is your investment process?
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
Q. What helped performance during the reporting period?
A. Throughout the period, the Fund benefited from its emphasis on convertibles with a high degree of equity sensitivity. (The convertible universe includes securities with very different characteristics; some have greater equity sensitivity and some are more “bond like.”)
Select names in the industrials sector, such as aerospace and defense industry companies Alliant Techsystems, Inc. and Lockheed Martin Corp. furthered the Fund’s gains. As we discussed in our Economic and Market Review, we believe the U.S. economy has entered a period of mid-cycle slowdown, an environment which we believe will favor traditional growth companies over cyclical and value names. This view has led us to be very selective in economically sensitive sectors such as industrials. Unlike the majority of industrial companies, however, the growth prospects of aerospace and defense companies are not closely linked to economic growth and commodity prices.
Security selection in consumer staples contributed favorably as well. Consumer staples typically enjoy steady demand for their products; this in turn helps to support steady
Calamos Convertible Fund     SEMIANNUAL REPORT

Calamos Convertible Fund
SECTOR ALLOCATION

Financials	19.9%
Health Care	19.0
Consumer Discretionary	19.0
Information Technology	15.0
Industrials	11.2
Consumer Staples	5.8
Energy	4.3
Utilities	1.3
Telecommunication Services	0.1
Sector allocations (excluding the government bond portion of synthetic convertibles) are based on net assets and may vary over time.
earnings growth. Kroger Company and Coca-Cola Company were among those posting good gains.
Also, the Fund advanced at a particularly good clip during the final months of the reporting period. After the February market correction, investors in both the convertible and equity markets showed a greater preference for higher quality, traditional growth companies. This served the Fund well.
Q. What hindered performance?
A. Although the Fund benefited from its higher quality focus in March and April, this bias hindered performance for the reporting period as lower-quality (speculative grade rated) securities fared best for the six months overall. In terms of sector weightings, we avoided the materials sector, the best-performing sector in the convertible markets during the period. Security selection in technology and consumer discretionary sectors also slowed the Fund’s pace.
Q. How have you positioned the Fund?
A. Throughout the reporting period, we emphasized the securities of traditional growth companies—such as those in financials, health care, consumer discretionary and information technology. Because of their prospects for steadier earnings growth, these are the sorts of market segments we believe will perform most strongly during a period of mid-cycle slowdown. Conversely, we maintained an underweight to cyclical sectors, such as energy and materials. Cyclicals tend to be more vulnerable to downshifts from recovery-level economic growth and commodity prices.
The portfolio reflects our bias toward companies with strong balance sheets, reliable debt servicing and high return on invested capital. Relative to the broad universe of convertible securities, we are emphasizing higher-quality convertible securities. As of the close of the reporting period, the weighted mean credit quality of the portfolio was BBB, an investment-grade weighting.
Additionally, we continue to favor convertibles with a high degree of equity sensitivity. This positioning is consistent with our positive outlook on the equity markets.
Q. What’s your outlook for the convertible securities market and this Fund?
A. We’re optimistic on both counts. As we noted, convertible securities tend to benefit from rising equity markets and volatility. (Higher volatility increases the value of the bond’s conversion feature.) Although valuations have improved, our research shows that the convertible market still offers attractively valued securities.
We believe that Calamos Convertible Fund is well positioned for a period of mid-cycle slowdown. We’re encouraged by signs that investors are returning their favor to companies which offer traditional higher quality growth characteristics. Such companies are the mainstays of this Fund.
SEMIANNUAL REPORT     Calamos Convertible Fund

Calamos Convertible Fund
GROWTH OF $10,000: SINCE INCEPTION (6/21/85) THROUGH 4/30/07
Convertible securities may be included as a more defensive way to participate in the growth potential of the equity markets, or as an enhanced fixed-income investment.
TOTAL RETURN

							10 YEARS OR
	6 MONTHS		1 YEAR		5 YEARS†		^SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted			load-adjusted
Class A Shares — Inception 6/21/85	5.40%	0.37%	6.89%	1.82%	7.46%	6.42%	10.28%		9.75%
Class B Shares — Inception 9/11/00	4.99	0.06	6.08	1.11	6.66	6.35	6.41	^	6.41	^
Class C Shares — Inception 7/5/96	5.02	4.04	6.08	5.10	6.66	6.66	9.63		9.63
Class I Shares — Inception 6/25/97	5.51	NA	7.16	NA	7.72	NA	9.88	^	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	NA	NA	3.01	^	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Convertible Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graphs do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

*	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown for the Since Inception Growth of $10,000 graph is from 6/30/85, since comparative index data is only available for full monthly periods. Source: Lipper Analytical Services.

**	The Value Line Convertible Index is an equally-weighted index of the larger convertibles, representing 90% of the U.S. convertible securities market. Index data shown for the Since Inception Growth of $10,000 graph is from 6/30/85, since comparative index data is only available for full monthly periods. Source: Russell/Mellon Analytical Services LLC.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
Calamos Convertible Fund     SEMIANNUAL REPORT

Calamos Market Neutral Income Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVSIX	CAMNX	CVSCX
FUND CUSIP NUMBERS

A Shares	128119203
B Shares	128119757
C Shares	128119849
Fund Objective
High current income consistent with stability of principal
Investment Strategy
•	Dynamically combines complementary income-producing strategies such as convertible arbitrage and covered call writing, varying the emphasis of each based on market conditions

•	The convertible arbitrage strategy invests in convertible securities and sells short underlying stocks to generate income and hedge against equity market risk

•	Through covered call writing, income is generated by writing (selling) options on the portfolio’s equities and market indexes
Investor Profile
This Fund may be suitable for investors who seek:
•	The potential for an above-average income stream with relative stability of principal

•	A strategy designed to provide added diversification and reduced volatility
Q. How did Calamos Market Neutral Income Fund perform during the reporting period?
A. Calamos Market Neutral Income Fund earned 3.80% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the Lehman Brothers Government/Credit Index returned 2.47%* and the Citigroup 30-Day Treasury Bill Index** rose 2.51%.
Growth of $10,000: for 10-year period ended 4/30/07
Q. Before discussing the performance of the Fund, please explain how this “market neutral” strategy works?
A. This Fund seeks to deliver steady and positive returns, whether the market is rising or falling. To do this, we blend complementary strategies—primarily, convertible arbitrage and covered call writing. (See the sidebar for more information.)
While both convertible arbitrage and covered call writing can generate positive performance through full market cycles, each may be particularly advantageous during different market environments. Covered call writing may be most suited to periods of high and decreasing volatility in the stock market. Convertible arbitrage may be especially profitable during periods of low and increasing volatility in the stock market. By blending the two strategies on an opportunistic basis, we seek to enhance the Fund’s ability to provide attractive returns with a lower risk profile.
SEMIANNUAL REPORT     Calamos Market Neutral Income Fund

Calamos Market Neutral Income Fund
Q. How did the covered call and convertible call strategies contribute to performance during the reporting period?
A. The reporting period spanned varying stock market climates—a period of more steady gains from October through late February, followed by a brief market correction and brisk stock rally in the final portion of the period. Against this changing backdrop, both strategies contributed positively to the period overall.
The covered call strategy has benefited the portfolio as the market swings during the beginning of the reporting period created robust opportunities for the option overlay.
Throughout the period, the convertible arbitrage strategy benefited from rising valuations in the convertible market. Additionally, the rising volatility and upwardly moving stock market also helped convertibles. Higher volatility tends to increase the value of the conversion feature of the convertible bond. Convertible bonds also provide income through their coupons, and the income from the Fund’s convertible holdings provided an additional boost to the Fund’s total return.
Q. How have you positioned the Fund?
A. About two-thirds of the Fund is allocated to the convertible arbitrage strategy, roughly in line with the start of the reporting period. This reflects our positive outlook for the stock and convertible markets. By pairing convertible arbitrage with a complementary allocation to a covered call writing strategy, we believe the Fund is advantageously positioned to seek income and total return, with lower volatility.
Calamos Market Neutral Income Fund     SEMIANNUAL REPORT

Calamos Market Neutral Income Fund
GROWTH OF $10,000: SINCE INCEPTION (9/4/90) THROUGH 4/30/07
By pairing convertible arbitrage with a complementary allocation to a covered call writing strategy, we believe the Fund is advantageously positioned to seek income and total return, with lower volatility.
TOTAL RETURN

							10 YEARS OR
	6 MONTHS		1 YEAR		5 YEARS†		^SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted			load-adjusted
Class A Shares — Inception 9/4/90	3.80%	(1.16)%	7.04%	1.94%	5.52%	4.50%	8.31%		7.79%
Class B Shares — Inception 9/11/00	3.47	(1.53)	6.30	1.30	4.75	4.43	5.39	^	5.39	^
Class C Shares — Inception 2/16/00	3.45	2.45	6.25	5.25	4.75	4.75	5.67	^	5.67	^
Class I Shares — Inception 5/10/00	3.95	NA	7.42	NA	5.83	NA	6.46	^	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	NA	NA	1.68	^	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Market Neutral Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes for the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2000. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graphs do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

*	The Lehman Brothers Government/Credit Index is comprised of long-term government and investment/grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/90, since comparative index data is only available for full monthly periods. Source: Lipper Analytical Services.

**	The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury Bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/90, since comparative index data is only available for full monthly periods. Source: Russell/Mellon Analytical Services LLC.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
SEMIANNUAL REPORT     Calamos Market Neutral Income Fund

Calamos High Yield Fund
Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2007.
FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CHYDX	CAHBX	CCHYX
FUND CUSIP NUMBERS

A Shares	128119815
B Shares	128119724
C Shares	128119799
Fund Objective
Highest level of current income obtainable with reasonable risk, with a secondary objective of capital gain where consistent with the Fund’s primary objective
Investment Strategy
•	Strategically combines higher-yielding fixed-income and convertible securities to construct a diversified portfolio with greater equity sensitivity than a traditional fixed-income allocation, enhancing the prospects for total return while maintaining a sizable income component

•	Avoids truly distressed issues by focusing on companies that offer sustainable income and/or the potential for capital appreciation through credit upgrades, merger-and-acquisition activity and special situations

•	Strives to balance risk and reward throughout market cycles
Investor Profile
This Fund may be suitable for investors who seek:
•	The highest-yield potential available from fixed-income securities

•	Capital gain from the appreciation in value of high-yield securities
Q. How did Calamos High Yield Fund perform during the reporting period?
A. Calamos High Yield Fund returned 6.96% (Class A shares, unadjusted for sales charges) for the six-month period ended April 30, 2007. For the same period, the CS High Yield Index* earned 7.65%.
Growth of $10,000: since inception (8/2/99) through 4/30/07
Q. What were the conditions in the high yield market during the six-month period?
A. The high-yield market benefited from strong issuance, particularly in 2007; and defaults have remained near record lows. Unlike the equity markets, which experienced considerable volatility throughout the period, the high-yield market climbed at a fairly steady pace. Lower-quality credits outperformed the higher tiers of the high-yield universe for the period. Credit spreads remained narrow, particularly in the CCC segment of the market (the lowest grade of debt in the index).
Q. How do you select securities for the portfolio?
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Calamos High Yield Fund     SEMIANNUAL REPORT

Calamos High Yield Fund
ASSET ALLOCATION

Corporate Bonds	57.9%
Convertible Bonds	23.4
Convertible Preferreds	12.4
Preferreds	0.0
Common Stock	0.0
Synthetic Convertibles	4.6
Options	0.2
Cash and Receivables/Payables	1.5
CREDIT QUALITY ALLOCATION OF BONDS

AAA	1.0%
AA	1.6
A	4.1
BBB	10.4
BB	31.9
B	38.6
CCC and below	1.9
Unrated Securities	10.5
SECTOR ALLOCATION

Consumer Discretionary	28.8%
Industrials	13.3
Financials	12.0
Consumer Staples	10.1
Information Technology	9.5
Energy	7.5
Materials	7.1
Health Care	6.4
Utilities	2.1
Telecommunication Services	1.7
Sector allocations are based on net assets and may vary over time.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the portfolio as a whole.
Q. What factors helped performance over the period?
A. Similar to the CS High Yield Index, the Fund gained at a steady pace throughout the reporting period. Securities in the financials sector, specifically asset managers and brokerages, provided a notable boost to the Fund’s performance. Health care and consumer staples were also represented among the top contributors for the period.
While the majority of the portfolio is invested in traditional (non-convertible) bonds, the Fund also includes high-yielding convertible bonds. On the whole, these convertible securities contributed positively to performance, benefiting from the upward movement of the equity markets.
Q. What factors hindered performance?
A. We’ve noted in the past that, in our view, a higher coupon or income stream can’t make up for a default. We pursue yield as a component of total return. Reflecting this approach, we emphasize companies which we believe offer factors such as quality balance sheets, sustainable growth prospects, reliable debt servicing and the potential for credit upgrades.
This bias toward the higher-quality tiers of the high-yield universe dampened the Fund’s relative performance. During the reporting period, investors rewarded the lowest-rated high-yield bonds most.
Q. You noted that convertible bonds enhanced performance during the period. Tell us more about the convertible stake.
A. Our goal is to create a risk-managed portfolio of the most compelling high-yield bonds. Having the flexibility to invest in both traditional corporate bonds as well as convertible bonds provides us with a larger universe of choices. Also, including convertible securities opportunistically helps us to manage risk and enhance return potential over full market cycles. During periods of volatility—such as we experienced in 2007—convertibles may benefit because higher volatility increases the value of the conversion feature of a convertible issue.
Currently, the Fund’s weighting in convertible bonds stands at 35.8%, roughly in line with levels at the start of the period. We emphasize, however, that the overall allocation between traditional and convertible bonds is the result of individual “bottom-up” security selection decisions, rather than a “top-down” call about the relative merits of one bond sector versus another.
SEMIANNUAL REPORT     Calamos High Yield Fund

Calamos High Yield Fund
Q. What is your outlook for the high-yield market and for the Fund?
A. The health of corporate America should continue to provide support for financially sound high-yield issuers. However, given that the economy is slowing, we believe that the most speculative high-yield securities merit particular caution. A great deal of credit has been extended during the past few years, and investors seem to be complacent in owning virtually any corporate debt; this is underscored by historically tight spreads in the CCC rated segment of the debt market.
We believe a more prudent approach is the better course, and we continue to find securities that meet our criteria. As we noted, we are emphasizing the higher-quality segments of the high yield universe. Through rigorous individual security research, we have built a portfolio of companies with respectable balance sheets and good prospects for sustainable growth and dependable debt servicing.
TOTAL RETURN

	6 MONTHS		1 YEAR		5 YEARS†		SINCE INCEPTION†
		load-adjusted		load-adjusted		load-adjusted		load-adjusted
Class A Shares — Inception 8/2/99	6.96%	1.91%	9.33%	4.18%	9.26%	8.20%	8.01%	7.33%
Class B Shares — Inception 12/21/00	6.63	1.63	8.56	3.56	8.47	8.18	9.42	9.42
Class C Shares — Inception 12/21/00	6.57	5.57	8.51	7.51	8.45	8.45	9.40	9.40
Class I Shares — Inception 3/1/02	7.10	NA	9.60	NA	9.53	NA	10.07	NA
Class R Shares — Inception 3/1/07	NA	NA	NA	NA	NA	NA	2.71	NA
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the High Yield Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2003. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).
NOTES:
The graph does not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

*	The CS High Yield Index is an unmanaged index of high yield debt securities. Index data shown is from 7/31/99, since comparative index data is only available for full monthly periods. Source: Russell/Mellon Analytical Services LLC.
Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.
Calamos High Yield Fund     SEMIANNUAL REPORT

Expense Overview
As a shareholder of a mutual fund, you incur two types of costs. You incur:
1) Transaction costs, including sales charges, or loads, on purchase payments, or other distributions.
2) Ongoing costs, including management fees, distribution and/or service (12b-1) fees and other fund expenses.
The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007. It is intended to help you understand the ongoing costs associated with investing in each mutual fund and to compare these costs with the ongoing costs of investing in other mutual funds.
There are two parts of each Fund’s chart:
Actual
In this part of the chart, you’ll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period in each fund from November 1, 2006 to April 30, 2007, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in Class A shares of the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the Actual Expenses per $1,000 row. (In this example, you would multiply 8.6 times the figure.)
Hypothetical
In this part of the chart, you’ll see the hypothetical expenses you would have paid on a $1,000 investment from November 1, 2006 to April 30, 2007, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you’ll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund should be calculated using the same assumptions.
Please note that the expenses shown in the chart are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the chart is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
SEMIANNUAL REPORT     Expense Overview

Expense Overview
The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, November 1, 2006, and held through April 30, 2007.

	CLASS A	CLASS B	CLASS C	CLASS I	CLASS R
	SHARES	SHARES	SHARES	SHARES	SHARES
CALAMOS GROWTH FUND

Actual Expenses per $1,000*	$6.12	$9.97	$9.97	$4.84	$2.49
Ending Value	$1,075.80	$1,071.90	$1,071.90	$1,077.30	$1,067.00

Hypothetical Expenses per $1,000*	$5.96	$9.69	$9.69	$4.71	$2.41
Ending Value	$1,018.89	$1,015.17	$1,015.17	$1,020.13	$1,005.95

Annualized Expense Ratio	1.19%	1.94%	1.94%	0.94%	1.44%
CALAMOS GROWTH AND INCOME FUND

Actual Expenses per $1,000*	$5.35	$9.16	$9.16	$4.08	$2.21
Ending Value	$1,056.40	$1,052.70	$1,052.70	$1,057.90	$1,039.00

Hypothetical Expenses per $1,000*	$5.26	$9.00	$9.00	$4.01	$2.18
Ending Value	$1,019.59	$1,015.87	$1,015.87	$1,020.83	$1,006.18

Annualized Expense Ratio	1.05%	1.80%	1.80%	0.80%	1.30%
CALAMOS VALUE FUND

Actual Expenses per $1,000*	$7.33	$11.16	$11.16	$6.06	$2.88
Ending Value	$1,068.40	$1,064.70	$1,065.60	$1,069.80	$1,050.10

Hypothetical Expenses per $1,000*	$7.15	$10.89	$10.89	$5.91	$2.82
Ending Value	$1,017.70	$1,013.98	$1,013.98	$1,018.94	$1,005.55

Annualized Expense Ratio	1.43%	2.18%	2.18%	1.18%	1.68%
CALAMOS BLUE CHIP FUND

Actual Expenses per $1,000*	$7.22	$11.03	$11.04	$5.94	$2.85
Ending Value	$1,064.40	$1,060.00	$1,060.80	$1,065.40	$1,053.10

Hypothetical Expenses per $1,000*	$7.05	$10.79	$10.79	$5.81	$2.78
Ending Value	$1,017.80	$1,014.08	$1,014.08	$1,019.04	$1,005.58

Annualized Expense Ratio	1.41%	2.16%	2.16%	1.16%	1.66%
CALAMOS MULTI-FUND BLEND***

Actual Expenses per $1,000*	$2.57	$6.42	$6.42	$1.29	$1.29
Ending Value	$1,075.10	$1,071.60	$1,071.60	$1,075.90	$1,053.00

Hypothetical Expenses per $1,000*	$2.51	$6.26	$6.26	$1.25	$1.26
Ending Value	$1,022.32	$1,018.60	$1,018.60	$1,023.55	$1,007.10

Annualized Expense Ratio	0.50%	1.25%	1.25%	0.25%	0.75%
CALAMOS GLOBAL GROWTH AND INCOME FUND

Actual Expenses per $1,000*	$7.26	$11.13	$11.13	$5.97	$2.82
Ending Value	$1,092.50	$1,088.30	$1,088.70	$1,093.90	$1,045.20

Hypothetical Expenses per $1,000*	$7.00	$10.74	$10.74	$5.76	$2.77
Ending Value	$1,017.85	$1,014.13	$1,014.13	$1,019.09	$1,005.60

Annualized Expense Ratio	1.40%	2.15%	2.15%	1.15%	1.65%
CALAMOS INTERNATIONAL GROWTH FUND

Actual Expenses per $1,000*	$7.96	$11.97	$11.97	$6.62	$3.02
Ending Value	$1,169.70	$1,165.10	$1,165.40	$1,171.70	$1,092.30

Hypothetical Expenses per $1,000*	$7.40	$11.13	$11.13	$6.16	$2.90
Ending Value	$1,017.46	$1,013.74	$1,013.74	$1,018.70	$1,005.46

Annualized Expense Ratio	1.48%	2.23%	2.23%	1.23%	1.73%
CALAMOS GLOBAL EQUITY***

Actual Expenses per $1,000*	$3.05	$4.36	$4.36	$2.62	$3.49
Ending Value	$1,088.00	$1,086.00	$1,086.00	$1,088.00	$1,087.00

Hypothetical Expenses per $1,000*	$2.93	$4.19	$4.19	$2.51	$3.35
Ending Value	$1,005.43	$1,004.18	$1,004.18	$1,005.85	$1,005.01

Annualized Expense Ratio	1.75%	2.50%	2.50%	1.50%	2.00%
CALAMOS CONVERTIBLE FUND

Actual Expenses per $1,000*	$5.70	$9.50	$9.51	$4.43	$2.32
Ending Value	$1,054.00	$1,049.90	$1,050.20	$1,055.10	$1,030.10

Hypothetical Expenses per $1,000*	$5.61	$9.35	$9.35	$4.36	$2.30
Ending Value	$1,019.24	$1,015.52	$1,015.52	$1,020.48	$1,006.07

Annualized Expense Ratio	1.12%	1.87%	1.87%	0.87%	1.37%

*	Expenses for all Classes A, B, C, and I, excluding Calamos Global Equity Fund, are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365. For Class R Shares and all Classes of Calamos Global Equity Fund, the expenses are multiplied by 61/365. Calamos Global Equity Fund and Class R Shares commenced operations on 03/01/2007.

***	Annualized Expense Ratio for Calamos Multi-Fund Blend and Calamos Global Equity Fund are adjusted to reflect fee waiver.
Expense Overview     SEMIANNUAL REPORT

Expense Overview
The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, November 1, 2006, and held through April 30, 2007. (continued)

	CLASS A	CLASS B	CLASS C	CLASS I	CLASS R
	SHARES	SHARES	SHARES	SHARES	SHARES
CALAMOS MARKET NEUTRAL INCOME FUND

Actual Expenses per $1,000*	$6.16	$9.94	$9.94	$4.91	$2.48
Ending Value	$1,038.00	$1,034.70	$1,034.50	$1,039.50	$1,016.80

Hypothetical Expenses per $1,000*	$6.11	$9.84	$9.84	$4.86	$2.46
Ending Value	$1,018.74	$1,015.03	$1,015.03	$1,019.98	$1,005.90

Annualized Expense Ratio**	1.22%	1.97%	1.97%	0.97%	1.47%
CALAMOS HIGH YIELD FUND

Actual Expenses per $1,000*	$6.00	$9.84	$9.83	$4.72	$2.41
Ending Value	$1,069.60	$1,066.30	$1,065.70	$1,071.00	$1,027.10

Hypothetical Expenses per $1,000*	$5.86	$9.59	$9.59	$4.61	$2.38
Ending Value	$1,018.99	$1,015.27	$1,015.27	$1,020.23	$1,005.98

Annualized Expense Ratio	1.17%	1.92%	1.92%	0.92%	1.42%

*	Expenses for all Classes A, B, C, and I, excluding Calamos Global Equity Fund, are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365. For Class R Shares and all Classes of Calamos Global Equity Fund, the expenses are multiplied by 61/365. Calamos Global Equity Fund and Class R Shares commenced operations on 03/01/2007.

**	Includes .11% related to dividend expense on short positions.
SEMIANNUAL REPORT     Expense Overview

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Growth Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (98.9%)
		Consumer Discretionary (23.1%)
2,700,000		Amazon.com, Inc.#	$165,591,000
1,200,000		American Axle & Manufacturing Holdings, Inc.^	33,540,000
1,500,000		American Eagle Outfitters, Inc.^	44,205,000
425,000		BorgWarner, Inc.	33,111,750
1,400,000		Burger King Holdings, Inc.^	32,858,000
4,200,000		Carmax, Inc.#^	104,664,000
500,000		Central European Media Enterprises, Ltd.#^	45,070,000
6,800,000		Coach, Inc.#	332,044,000
5,250,000		Comcast Corp.#^	139,965,000
750,000		Crocs, Inc.#^	41,910,000
8,300,000		Directv Group, Inc.#^	197,872,000
50,000		Dreamworks Animation SKG, Inc.#^	1,464,000
2,400,000		Focus Media Holding, Ltd.#^	88,800,000
3,400,000		GameStop Corp.#^	112,778,000
4,800,000		Garmin, Ltd.	279,312,000
3,564,900		Guess?, Inc.^	140,457,060
1,100,000		Gymboree Corp.#^	41,998,000
2,400,000		IAC/InterActiveCorp.#^	91,488,000
2,400,000		Kohl’s Corp.#^	177,696,000
2,500,000		Las Vegas Sands Corp.#^	212,975,000
1,700,000		Mattel, Inc.	48,110,000
2,800,000		MGM Mirage#^	188,300,000
5,400,000		News Corp., Class B^	129,600,000
5,458,120		Nike, Inc.^	293,974,343
1,010,000		NutriSystem, Inc.#^	62,620,000
1,275,000		Omnicom Group, Inc.^	133,505,250
1,500,000		Pinnacle Entertainment, Inc.#^	42,120,000
554,300		Priceline.com, Inc.#^	30,841,252
1,000,000		Snap-On, Inc.	54,500,000
1,575,000		Sotheby’s Holdings, Inc.^	81,301,500
500,000		V.F. Corp.	43,905,000
400,000		Wynn Resorts, Ltd.^	40,884,000
1,225,000		Yum! Brands, Inc.^	75,778,500
800,000		Zumiez, Inc.#^	31,568,000

			3,574,806,655

		Consumer Staples (3.4%)
3,490,000		Coca-Cola Company^	182,143,100
750,000		Hansen Natural Corp.#^	28,650,000
2,700,000	EUR	InBev, NV	210,471,457
680,000		Mexican Economic Development, Inc.	73,229,200
700,000		SUPERVALU, Inc.	32,130,000

			526,623,757

		Energy (5.2%)
1,900,000		Cameron International Corp.#^	122,683,000
150,000		Core Laboratories NV#	13,638,000
500,000		Energy Transfer Partners LP	31,295,000
3,200,000		ENSCO International, Inc.^	180,416,000
1,200,000		FMC Technologies, Inc.#^	85,056,000
1,000,000		Oceaneering International, Inc.#^	47,540,000
4,200,000		Smith International, Inc.^	220,248,000
1,100,000		Transocean, Inc.#^	94,820,000

			795,696,000

		Financials (7.7%)
850,000		AllianceBernstein Holding LP	77,316,000
1,400,000		Ameriprise Financial, Inc.	83,258,000
850,000		Assurant, Inc.^	48,900,500
900,000		Cash America International, Inc.	38,844,000
240,000		Chicago Mercantile Exchange Holdings, Inc.^	124,020,000
1,200,000		Franklin Resources, Inc.^	157,572,000
380,000		Goldman Sachs Group, Inc.	83,071,800
950,000		Intercontinentalexchange, Inc.#^	120,650,000
1,810,000		Merrill Lynch & Company, Inc.	163,316,300
300,000		NYMEX Holdings, Inc.	38,913,000
900,000		Nyse Group, Inc.#	75,897,000
850,000		Prudential Financial, Inc.^	80,750,000
1,500,000		SEI Investments Company^	91,545,000

			1,184,053,600

		Health Care (14.6%)
1,000,000		AMERIGROUP Corp.#^	28,130,000
1,500,000		Becton, Dickinson & Company	118,035,000
4,200,000		Celgene Corp.#^	256,872,000
1,700,000		DENTSPLY International, Inc.^	56,797,000
3,600,000		Forest Laboratories, Inc.#^	191,556,000
6,775,000		Gilead Sciences, Inc.#^	553,653,000
550,000		Health Net, Inc.#^	29,733,000
1,600,000		Immucor, Inc.#^	52,208,000
750,000		Inverness Medical Innovations, Inc.#	30,037,500
1,050,000		Manor Care, Inc.^	68,134,500
800,000		Psychiatric Solutions, Inc.#^	28,056,000
12,000,000		Schering-Plough Corp.	380,760,000
4,500,000		Thermo Fisher Scientific, Inc.#^	234,270,000
1,300,000		WellCare Health Plans, Inc.#^	104,767,000
750,000		West Pharmaceutical Services, Inc.^	37,327,500
980,000		Zimmer Holdings, Inc.#^	88,670,400

			2,259,006,900

		Industrials (8.0%)
1,000,000		AAR Corp.#^	30,540,000
340,000		Alliant Techsystems, Inc.#^	31,664,200
1,900,000		American Commercial Lines, Inc.#^	55,993,000
1,208,800		BE Aerospace, Inc.#^	44,302,520
650,000		Belden CDT, Inc.^	36,322,000
750,000		Brink’s Company^	47,625,000
48     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

Growth Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

1,800,000	Cooper Industries, Ltd.	$89,568,000
803,921	Corrections Corporation Of America#^	45,662,713
2,500,000	Covanta Holding Corp.#^	61,350,000
3,025,000	Danaher Corp.^	215,349,750
350,000	Dun & Bradstreet Corp.^	31,605,000
1,100,000	EMCOR Group, Inc.#^	68,959,000
900,000	General Cable Corp.#^	51,696,000
1,300,000	General Dynamics Corp.	102,050,000
1,480,900	Manitowoc Company, Inc.	101,041,807
1,000,000	Manpower, Inc.^	80,250,000
800,000	Pall Corp.^	33,560,000
1,200,000	Rockwell Collins, Inc.	78,804,000
900,000	TeleTech Holdings, Inc.#^	33,957,000

		1,240,299,990

	Information Technology (31.1%)
2,300,000	Accenture, Ltd.^	89,930,000
1,300,000	Alliance Data Systems Corp.#^	82,758,000
1,336,000	Amphenol Corp.^	46,906,960
255,000	Anixter International, Inc.#	18,258,000
7,394,300	Apple Computer, Inc.#^	737,951,140
1,300,000	Atheros Communications, Inc.#^	34,827,000
2,400,000	Avnet, Inc.#^	98,160,000
575,000	Baidu.com, Inc.#^	69,908,500
5,900,000	BMC Software, Inc.#^	190,983,000
4,500,000	Brocade Communications Systems, Inc.#^	43,965,000
661,945	Ceridian Corp.#	22,347,263
6,050,000	Cisco Systems, Inc.#	161,777,000
1,700,000	Cognizant Technology Solutions Corp.#^	151,980,000
1,100,000	CommScope, Inc.#^	51,315,000
3,200,000	Convergys Corp.#	80,832,000
1,400,000	Cypress Semiconductor Corp.#	31,948,000
600,000	Equinix, Inc.#^	50,082,000
1,400,000	F5 Networks, Inc.#^	107,492,000
500,000	FactSet Research Systems Inc.^	30,755,000
1,400,000	Google, Inc.#	659,932,000
3,600,000	Hewlett-Packard Company	151,704,000
1,700,000	Infosys Technologies, Ltd.^	88,995,000
735,000	KLA-Tencor Corp.^	40,829,250
2,800,000	MEMC Electronic Materials, Inc.#^	153,664,000
950,000	Mettler-Toledo International, Inc.#	92,739,000
5,450,000	Microsoft Corp.	163,173,000
300,000	Microstrategy, Inc.#^	34,128,000
3,500,000	NCR Corp.#	176,400,000
2,600,000	Novellus Systems, Inc.#^	84,162,000
4,200,000	Nuance Communications, Inc.#^	64,722,000
9,100,000	Oracle Corp.#	171,080,000
2,500,000	Parametric Technologies Corp.#^	44,425,000
2,500,000	Polycom, Inc.#^	83,250,000
650,000	Research In Motion, Ltd.#^	85,527,000
1,000,000	Salesforce.com, Inc.#^	42,000,000
700,000	Savvis, Inc.#^	36,099,000
1,700,000	Shanda Interactive Entertainment, Ltd.#^	42,568,000
950,000	Sina Corp.#^	32,756,000
1,800,000	Synopsys, Inc.#^	49,788,000
2,350,000	Thq, Inc.#^	78,419,500
2,700,000	ValueClick, Inc.#^	77,220,000
1,900,000	Varian Semiconductor Equipment Associates, Inc.#^	126,084,000
2,300,000	VeriFone Holdings, Inc.#^	81,167,000
1,200,000	Vistaprint, Ltd#^	44,856,000

		4,807,863,613

	Materials (2.3%)
1,400,000	Agrium, Inc.^	54,222,000
1,100,000	Allegheny Technologies, Inc.^	120,538,000
2,600,000	Pactiv Corp.#^	89,908,000
2,800,000	Titanium Metals Corp.#^	96,684,000

		361,352,000

	Telecommunication Services (3.5%)
4,200,000	America Movil, SA de CV^	220,626,000
1,350,000	China Mobile, Ltd.^	60,763,500
1,400,000	Millicom International Cellular, SA#^	113,750,000
2,000,000	Time Warner Telecom, Inc.#^	41,000,000
1,100,000	Vimpel-Communications	106,436,000

		542,575,500

	TOTAL COMMON STOCKS (Cost $12,076,498,780)	$15,292,278,015

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENTS (2.4%)
	Commercial Paper (2.4%)
$300,000,000	Abbey National, PLC
	5.250%, 05/01/07	300,000,000
75,943,000	Citigroup, Inc.
	5.250%, 05/01/07	75,943,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $375,943,000)	375,943,000

NUMBER OF
SHARES		VALUE

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (22.0%)
3,398,449,000	Bank of New York Institutional Cash Reserve Fund 5.378% (Cost $3,398,449,000)	3,398,449,000

TOTAL INVESTMENTS (123.3%)
(Cost $15,850,890,780)		19,066,670,015

Schedule of Investments SEMIANNUAL REPORT     49
See accompanying Notes to Schedule of Investments.

Growth Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES	VALUE

PAYABLE UPON RETURN OF SECURITIES LOANED (-22.0%)	(3,398,449,000)

LIABILITIES, LESS OTHER ASSETS (-1.3%)	(201,271,535)

NET ASSETS (100.0%)	$15,466,949,480

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.
50     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

Growth and Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (0.6%)
		Consumer Discretionary (0.1%)
$6,000,000		Hasbro, Inc. 6.600%, 07/15/28	$5,962,002

		Consumer Staples (0.2%)
11,030,000		Smithfield Foods, Inc. 7.750%, 05/15/13	11,526,350

		Health Care (0.3%)
24,000,000		Tenet Healthcare Corp.^ 9.250%, 02/01/15	24,120,000

		TOTAL CORPORATE BONDS (Cost $40,804,569)	41,608,352

CONVERTIBLE BONDS (39.9%)
		Consumer Discretionary (6.5%)
16,000,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	19,798,016
		Carnival Corp.^
78,700,000		0.000%, 10/24/21	64,829,125
16,275,000		2.000%, 04/15/21	20,669,250
37,500,000		General Motors Corp. 6.250%, 07/15/33	34,485,000
13,400,000		Lamar Advertising Company^ 2.875%, 12/31/10	17,889,000
31,419,000		Liberty Media Corp. (Time
		Warner, Inc.)¥ 0.750%, 03/30/23	38,252,632
130,000,000		Omnicom Group, Inc.^ 0.000%, 07/31/32	134,225,000
9,945,000		Priceline.com, Inc.* 0.750%, 09/30/13	14,494,838
56,040,000		Walt Disney Company^ 2.125%, 04/15/23	68,789,100

			413,431,961

		Energy (4.4%)
90,000,000		Nabors Industries, Inc.^ 0.000%, 06/15/23	94,725,000
60,000,000		Pride International, Inc.^ 3.250%, 05/01/33	80,475,000
		Schlumberger, Ltd.
30,000,000		2.125%, 06/01/23^	56,212,500
200,000		1.500%, 06/01/23	409,000
45,000,000		Superior Energy Services, Inc.* 1.500%, 12/15/26	46,631,250

			278,452,750

		Financials (8.1%)
66,100,000		Bank of America Corp. (Coca-Cola Company, Coach, Inc., Franklin Resources, Inc.)¥ 0.250%, 02/15/12	69,821,430
97,000,000		Host Hotels & Resorts, Inc.*^ 2.625%, 04/15/27	93,483,750
65,724,000		Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.)¥ 0.250%, 02/16/12	66,052,620
134,000,000		Merrill Lynch & Company, Inc. 0.000%, 03/13/32	174,481,400
62,000,000		Prudential Financial, Inc.‡ 2.600%, 11/15/35	66,072,160
51,190,000		Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess)¥ 0.250%, 12/15/10	51,253,988

			521,165,348

		Health Care (4.0%)
21,000,000		Conmed Corp.^ 2.500%, 11/15/24	21,446,250
40,000,000		Emdeon Corp. 1.750%, 06/15/23	46,100,000
77,000,000		Gilead Sciences, Inc.*^ 0.500%, 05/01/11	90,667,500
		Teva Pharmaceutical Industries, Ltd.^
67,000,000		0.250%, 02/01/24	77,636,250
20,500,000		0.500%, 02/01/24	22,447,500

			258,297,500

		Industrials (4.4%)
33,000,000		AGCO Corp.^ 1.250%, 12/15/36	39,022,500
72,000,000		L-3 Communications Holdings*^ 3.000%, 08/01/35	78,210,000
49,125,000		Lockheed Martin Corp.^‡ 5.110%, 08/15/33	67,275,214
72,000,000		Roper Industries, Inc. 1.480%, 01/15/34	51,750,000
19,500,000	EUR	Siemens, AG 1.375%, 06/04/10	42,034,281

			278,291,995

		Information Technology (10.2%)
26,300,000		Amkor Technology, Inc.^ 2.500%, 05/15/11	31,625,750
40,000,000		Cadence Design Systems, Inc.^* 1.500%, 12/15/13	47,500,000
41,000,000		CommScope, Inc. 1.000%, 03/15/24	88,867,500
29,500,000		Cypress Semiconductor Corp.* 1.000%, 09/15/09	32,560,625
15,790,000		Digital River, Inc. 1.250%, 01/01/24	21,908,625
23,200,000		DST Systems, Inc. 4.125%, 08/15/23	38,918,000
62,000,000		EMC Corp. 1.750%, 12/01/11*	69,672,500
55,000,000		1.750%, 12/01/11^	61,806,250
Schedule of Investments SEMIANNUAL REPORT     51
See accompanying Notes to Schedule of Investments.

Growth and Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

$30,000,000		Lawson Software Americas, Inc.* 2.500%, 04/15/12	$30,637,500
17,930,000		Macrovision Corp.* 2.625%, 08/15/11	19,879,888
17,000,000		Mentor Graphics Corp.* 6.250%, 03/01/26	20,803,750
		ON Semiconductor Corp.
35,000,000		0.000%, 04/15/24^	42,612,500
30,000,000		2.625%, 12/15/26*	37,687,500
		Skyworks Solutions, Inc.*
10,000,000		1.500%, 03/01/12	10,237,500
10,000,000		1.250%, 03/01/10^	10,112,500
19,885,000		Sunpower Corp.^ 1.250%, 02/15/27	24,284,556
54,500,000		Sybase, Inc.*^ 1.750%, 02/22/25	60,222,500

			649,337,444

		Telecommunication Services (1.7%)
43,000,000		Qwest Communications International, Inc. 3.500%, 11/15/25	70,251,250
29,490,000		Time Warner Telecom, Inc.^ 2.375%, 04/01/26	38,042,100

			108,293,350

		Utilities (0.6%)
12,000,000	GBP	Scottish & Southern Energy, PLC 3.750%, 10/29/09	40,504,540

		TOTAL CONVERTIBLE BONDS (Cost $2,250,537,919)	2,547,774,888

SYNTHETIC CONVERTIBLE SECURITIES (1.8%)
		Government Agency Securities (1.6%)
100,000,000		United States Treasury Notes^ 3.375%, 02/15/08	98,777,400

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.2%)
	Consumer Discretionary (0.0%)
1,035	Garmin, Ltd.# Call, 01/19/09, Strike $55.00	1,252,350

	Consumer Staples (0.0%)
4,300	Kroger Company# Call, 01/17/09, Strike $30.00	1,569,500

	Financials (0.1%)
200	Chicago Mercantile Exchange Holdings, Inc.# Call, 01/19/08, Strike $510.00	1,153,000
370	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	1,332,000
1,300	Lehman Brothers Holdings, Inc.# Call, 01/19/08, Strike $75.00	1,092,000
1,325	Merrill Lynch & Company, Inc.# Call, 01/19/08, Strike $85.00	1,477,375

		5,054,375

	Health Care (0.0%)
725	Allergan, Inc.# Call, 01/19/08, Strike $110.00	1,355,750

	Information Technology (0.1%)
700	Apple Computer, Inc.# Call, 01/19/08, Strike $90.00	1,281,000
2,750	Hewlett-Packard Company# Call, 01/19/08, Strike $40.00	1,457,500
2,700	Motorola, Inc.# Call, 01/19/08, Strike $22.50	101,250

		2,839,750

	Telecommunication Services (0.0%)
1,450	America Movil, SA De CV# Call, 01/17/09, Strike $50.00	1,595,000
720	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	1,072,800

		2,667,800

	TOTAL OPTIONS	14,739,525

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $116,100,421)	113,516,925

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.4%)
	Financials (4.9%)
1,400,000	E*TRADE Financial Corp. 6.125%	40,264,000
22,360	Fortis Insurance, NV (Assurant, Inc.)*¥ 7.750%	32,542,543
4,100,000	MetLife, Inc. 6.375%	134,849,000
666,000	Washington Mutual, Inc. 5.375%	36,663,300
2,500,000	XL Capital, Ltd. 7.000%	68,500,000

		312,818,843

	Health Care (1.0%)
928,085	Schering-Plough Corp. 6.000%	66,942,771

	Materials (0.5%)
300,000	Freeport-McMoRan Copper & Gold, Inc. 6.750%	32,562,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $372,741,197)	412,323,614

52     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

Growth and Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (50.6%)
		Consumer Discretionary (10.9%)
1,500,000		Coach, Inc.#^	$73,245,000
930,000		Garmin, Ltd.	54,116,700
530,000		Harley-Davidson, Inc.^	33,559,600
1,700,000		Home Depot, Inc.^	64,379,000
585,000		ITT Educational Services, Inc.#^	56,867,850
540,000		Las Vegas Sands Corp.#^	46,002,600
6,050,000		News Corp., Class B^	145,200,000
2,140,000		Nike, Inc.^	115,260,400
3,150,000		Walt Disney Company^	110,187,000

			698,818,150

		Consumer Staples (4.0%)
2,100,000		Coca-Cola Company	109,599,000
1,675,000		PepsiCo, Inc.	110,700,750
500,000		Procter & Gamble Company	32,155,000

			252,454,750

		Financials (5.4%)
900,000		A.G. Edwards, Inc.^	65,205,000
475,000		American International Group, Inc.	33,207,250
550,000		Ameriprise Financial, Inc.	32,708,500
260,000		Franklin Resources, Inc.^	34,140,600
485,000		Goldman Sachs Group, Inc.^	106,025,850
399,004		Hartford Financial Services Group, Inc.	40,379,205
240,000		PartnerRe, Ltd.	17,284,800
290,000		Reinsurance Group of America, Inc.	18,069,900

			347,021,105

		Health Care (9.7%)
250,000		Alcon, Inc.^	33,732,500
650,000		Forest Laboratories, Inc.#^	34,586,500
750,000		Gilead Sciences, Inc.#	61,290,000
1,050,000		Johnson & Johnson	67,431,000
2,500,000		Merck & Company, Inc.	128,600,000
1,300,000		PerkinElmer, Inc.	31,460,000
2,450,000		Pfizer, Inc.	64,827,000
3,000,000		Thermo Fisher Scientific, Inc.#^	156,180,000
425,000		Zimmer Holdings, Inc.#^	38,454,000

			616,561,000

		Industrials (3.9%)
950,000		Danaher Corp.^	67,630,500
650,000		Lockheed Martin Corp.^	62,491,000
1,000,000		Manpower, Inc.^	80,250,000
1,150,000		Tyco International, Ltd.^	37,524,500

			247,896,000

		Information Technology (16.2%)
1,800,000		Accenture, Ltd.	70,380,000
4,600,000		Cisco Systems, Inc.#	123,004,000
500,000		Cognizant Technology Solutions Corp.#^	44,700,000
2,800,000		Dell, Inc.#^	70,588,000
2,100,000		eBay, Inc.#^	71,274,000
1,100,000		Electronic Data Systems Corp.	32,164,000
1,100,000		Hewitt Associates, Inc.#	32,725,000
3,600,000		Infosys Technologies, Ltd.^	188,460,000
5,476,000		Microsoft Corp.	163,951,440
120,000	JPY	Nintendo Company, Ltd.	37,484,748
2,800,000	EUR	Nokia Corp.	70,632,875
7,000,000		Oracle Corp.#^	131,600,000

			1,036,964,063

		Telecommunication Services (0.5%)
650,000		America Movil, SA de CV	34,144,500

		TOTAL COMMON STOCKS (Cost $2,691,188,392)	3,233,859,568

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.3%)
	Financials (0.3%)
7,800	S & P 500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $40,573,404)	22,113,000

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (0.9%)
	Commercial Paper (0.9%)
$56,940,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $56,940,000)	56,940,000

NUMBER OF
SHARES		VALUE

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (13.2%)
842,033,000	Bank of New York Institutional Cash Reserve Fund 5.378% (Cost $842,033,000)	842,033,000

TOTAL INVESTMENTS (113.7%)
(Cost $6,410,918,902)		7,270,169,347

PAYABLE UPON RETURN OF SECURITIES LOANED (–13.2%)		(842,033,000)

LIABILITIES, LESS OTHER ASSETS (–0.5%)		(35,398,828)

NET ASSETS (100.0%)		$6,392,737,519

Schedule of Investments SEMIANNUAL REPORT     53
See accompanying Notes to Schedule of Investments.

Growth and Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)
NOTES TO SCHEDULE OF INVESTMENTS
**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund has received partial payment of $16,000,000 as of April 30, 2007. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at April 30, 2007, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.

¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

^	Security, or portion of security, is on loan.

*	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (‘‘QIBs’’), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $283,355,668 or 4.4% of net assets.

‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2007.

#	Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
54     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

Value Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.0%)
		Consumer Discretionary (25.7%)
93,000		Carnival Corp.	$4,546,770
46,000		Gannett Company, Inc.	2,624,760
77,000		Harley-Davidson, Inc.^	4,875,640
122,000		Home Depot, Inc.	4,620,140
65,000		IAC/InterActiveCorp.#^	2,477,800
62,000		News Corp., Class B^	1,488,000
28,800		Nike, Inc.^	1,551,168
30,000		Omnicom Group, Inc.	3,141,300
99,000		Time Warner, Inc.^	2,042,370
115,000		Toll Brothers, Inc.#^	3,424,700
140,000		Walt Disney Company	4,897,200

			35,689,848

		Consumer Staples (16.3%)
120,000		Coca-Cola Company	6,262,800
56,500		Molson Coors Brewing Company^	5,326,820
10,800	CHF	Nestle Holdings, Inc.	4,275,379
52,000		PepsiCo, Inc.	3,436,680
70,000		Wal-Mart Stores, Inc.	3,354,400

			22,656,079

		Financials (17.5%)
53,000		A.G. Edwards, Inc.	3,839,850
73,000		American International Group, Inc.	5,103,430
28,500		Goldman Sachs Group, Inc.	6,230,385
55,000		JPMorgan Chase & Company	2,865,500
70,000		Merrill Lynch & Company, Inc.	6,316,100

			24,355,265

		Health Care (9.9%)
55,000		Johnson & Johnson	3,532,100
200,000		Pfizer, Inc.	5,292,000
60,000		Wyeth	3,330,000
18,000		Zimmer Holdings, Inc.#	1,628,640

			13,782,740

		Industrials (1.6%)
43,000		Illinois Tool Works, Inc.	2,206,330

		Information Technology (26.0%)
135,000		Cisco Systems, Inc.#	3,609,900
188,000		Dell, Inc.#^	4,739,480
115,000		eBay, Inc.#^	3,903,100
53,000		Electronic Arts, Inc.#^	2,671,730
95,000		Hewlett-Packard Company	4,003,300
210,000		Microsoft Corp.	6,287,400
300,000	EUR	Nokia Corp.	7,567,808
70,000		Oracle Corp.#	1,316,000
43,000	EUR	SAP, AG	2,069,234

			36,167,952

		Materials (2.0%)
2,900 CHF		Givaudan, SA	2,716,189

		TOTAL COMMON STOCKS (Cost $110,166,931)	137,574,403

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.4%)
	Financials (0.4%)
190	S & P 500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $988,570)	538,650

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (0.2%)
	Commercial Paper (0.2%)
$224,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $224,000)	224,000

NUMBER OF
SHARES		VALUE

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (17.0%)
23,682,000	Bank of New York Institutional Cash Reserve Fund 5.378% (Cost $23,682,000)	23,682,000

TOTAL INVESTMENTS (116.6%)
(Cost $135,061,501)		162,019,053

PAYABLE UPON RETURN OF SECURITIES LOANED (–17.0%)		(23,682,000)

OTHER ASSETS, LESS LIABILITIES (0.4%)		561,013

NET ASSETS (100.0%)		$138,898,066

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

^	Security, or portion of security, is on loan.
FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.
Schedule of Investments SEMIANNUAL REPORT     55
See accompanying Notes to Financial Statements.

1

Blue Chip Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (98.7%)
	Consumer Discretionary (12.7%)
9,500	Carnival Corp.	$464,455
15,000	CBS Corp.^	476,550
24,000	Coach, Inc.#	1,171,920
67,500	Comcast Corp.#^	1,799,550
20,000	Directv Group, Inc.#	476,800
6,000	Harley-Davidson, Inc.	379,920
13,000	Hilton Hotels Corp.^	442,000
38,000	Home Depot, Inc.^	1,439,060
16,000	IAC/InterActiveCorp#^	609,920
11,000	Kohl’s Corp.#^	814,440
26,000	Lowe’s Companies, Inc.	794,560
30,000	McDonald’s Corp.	1,448,400
50,000	News Corp., Class A	1,119,500
25,000	News Corp., Class B^	600,000
23,000	Nike, Inc.	1,238,780
17,600	Nordstrom, Inc.	966,592
4,500	Omnicom Group, Inc.	471,195
15,000	Target Corp.	890,550
85,000	Time Warner, Inc.	1,753,550
70,000	Walt Disney Company	2,448,600

		19,806,342

	Consumer Staples (10.9%)
42,000	Altria Group, Inc.	2,894,640
15,000	Anheuser-Busch Companies, Inc.	737,850
63,000	Coca-Cola Company	3,287,970
11,000	Colgate-Palmolive Company	745,140
23,000	Kroger Company	678,730
35,000	PepsiCo, Inc.	2,313,150
49,000	Procter & Gamble Company	3,151,190
7,000	Reynolds American, Inc.^	449,820
37,000	Wal-Mart Stores, Inc.	1,773,040
20,000	Walgreen Company	878,000

		16,909,530

	Energy (9.4%)
7,000	Cameron International Corp.#	451,990
27,000	Chevron Corp.	2,100,330
18,000	ConocoPhillips	1,248,300
9,300	Devon Energy Corp.^	677,691
73,000	Exxon Mobil Corp.	5,794,740
11,000	Marathon Oil Corp.	1,117,050
15,000	Schlumberger, Ltd.^	1,107,450
9,000	Smith International, Inc.^	471,960
14,500	Spectra Energy Corp.	378,450
9,000	Transocean, Inc.#^	775,800
8,000	Valero Energy Corp.	561,840

		14,685,601

	Financials (20.5%)
7,000	AFLAC, Inc.	359,380
6,000	Allstate Corp.	373,920
7,000	American Express Company^	424,690
36,000	American International Group, Inc.	2,516,760
13,000	Ameriprise Financial, Inc.	773,110
9,000	Aon Corp.	348,750
36,000	Bank of America Corp.	1,832,400
18,000	Bank of New York Company, Inc.	728,640
15,000	Chubb Corp.	807,450
80,000	Citigroup, Inc.	4,289,600
8,100	Federal Home Loan Mortgage Corp.	524,718
8,200	Franklin Resources, Inc.^	1,076,742
9,200	Goldman Sachs Group, Inc.^	2,011,212
5,000	Hartford Financial Services Group, Inc.	506,000
55,216	JPMorgan Chase & Company	2,876,754
5,000	Lehman Brothers Holdings, Inc.	376,400
33,000	Loews Corp.	1,561,560
10,000	Mellon Financial Corp.	429,300
21,700	Merrill Lynch & Company, Inc.	1,957,991
20,000	MetLife, Inc.^	1,314,000
26,000	Morgan Stanley^	2,184,260
10,000	PNC Financial Services Group, Inc.	741,000
17,000	Prudential Financial, Inc.^	1,615,000
8,000	St. Paul Travelers Companies, Inc.	432,800
16,000	T Rowe Price Group, Inc.^	794,880
30,000	U.S. Bancorp	1,030,500

		31,887,817

	Health Care (11.9%)
30,000	Abbott Laboratories	1,698,600
4,500	Alcon, Inc.^	607,185
8,000	Celgene Corp.#^	489,280
3,000	Cigna Corp.^	466,770
23,000	Eli Lilly and Company	1,359,990
12,000	Gilead Sciences, Inc.#	980,640
35,000	Johnson & Johnson	2,247,700
48,000	Merck & Company, Inc.	2,469,120
110,000	Pfizer, Inc.	2,910,600
37,500	Schering-Plough Corp.	1,189,875
19,000	Thermo Fisher Scientific, Inc.#	989,140
11,500	UnitedHealth Group, Inc.	610,190
7,500	Wellpoint, Inc.#^	592,275
23,000	Wyeth	1,276,500
6,000	Zimmer Holdings, Inc.#^	542,880

		18,430,745

56     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

2

Blue Chip Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Industrials (10.0%)
10,000	Boeing Company	$930,000
6,500	Burlington Northern Santa Fe Corp.	569,010
17,000	Danaher Corp.	1,210,230
10,000	Emerson Electric Company	469,900
16,000	General Dynamics Corp.	1,256,000
141,000	General Electric Company	5,197,260
24,000	Honeywell International, Inc.	1,300,320
15,000	Illinois Tool Works, Inc.	769,650
5,000	Lockheed Martin Corp.	480,700
13,000	Raytheon Company	696,020
40,000	Tyco International, Ltd.^	1,305,200
20,000	United Technologies Corp.	1,342,600

		15,526,890

	Information Technology (18.9%)
25,000	Accenture, Ltd.	977,500
25,000	Apple Computer, Inc.#	2,495,000
23,000	Automatic Data Processing, Inc.	1,029,480
100,000	Cisco Systems, Inc.#	2,674,000
7,000	Cognizant Technology Solutions Corp.#	625,800
16,100	Corning, Inc.#	381,892
32,000	Dell, Inc.#	806,720
28,500	eBay, Inc.#	967,290
14,000	Electronic Data Systems Corp.	409,360
43,000	EMC Corp.#^	652,740
5,000	Google, Inc.#	2,356,900
45,200	Hewlett-Packard Company	1,904,728
13,000	Infosys Technologies, Ltd.	680,550
70,000	Intel Corp.	1,505,000
25,000	International Business Machines Corp.	2,555,250
160,000	Microsoft Corp.	4,790,400
13,000	NCR Corp.#	655,200
26,000	Nokia Corp.^	656,500
112,000	Oracle Corp.#	2,105,600
5,500	Research In Motion, Ltd.#^	723,690
14,000	Yahoo!, Inc.#^	392,560

		29,346,160

	Materials (0.4%)
10,000	Nucor Corp.	634,600

	Telecommunication Services (2.4%)
12,000	America Movil, SA de CV	630,360
80,000	AT&T, Inc.	3,097,600

		3,727,960

	Utilities (1.6%)
29,000	Duke Energy Corp.	595,080
9,000	Exelon Corp.	678,690
8,000	FPL Goup, Inc^	514,960
7,000	PG&E Corp.^	354,200
6,000	Progress Energy, Inc.^	303,300

		2,446,230

	TOTAL COMMON STOCKS (Cost $125,744,243)	153,401,875

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.4%)
	Financials (0.4%)
210	S & P500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $1,092,361)	595,350

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (1.5% )
	Commercial Paper (1.5%)
$2,270,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $2,270,000)	2,270,000

NUMBER OF
SHARES		VALUE

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (14.4%)
22,362,000	Bank of New York Institutional Cash Reserve Fund 5.378% (Cost $22,362,000)	22,362,000

TOTAL INVESTMENTS (115.0%)
(Cost $151,468,604)		$178,629,225

PAYABLE UPON RETURN OF SECURITIES LOANED (-14.4%)		(22,362,000)

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(890,227)

NET ASSETS (100.0% )		$155,376,998

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

^	Security, or portion of security, is on loan.
Schedule of Investments SEMIANNUAL REPORT     57
See accompanying Notes to Financial Statements.

3

Multi-Fund Blend
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

AFFILIATED INVESTMENT COMPANIES (98.3%)
783,400	Calamos Global Growth & Income Fund - Class I Shares (cost $8,335,332)	$8,774,075
143,697	Calamos Growth Fund — Class I Shares (cost $8,334,705)	8,795,715
615,139	Calamos Value Fund — Class I Shares (cost $8,334,692)	8,642,696

	TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,004,729)	26,212,486

TOTAL INVESTMENTS (98.3%)
(Cost $25,004,729)		26,212,486

OTHER ASSETS, LESS LIABILITIES (1.7%)		465,903

NET ASSETS (100.0%)		$26,678,389

58     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

Global Growth and Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (0.1%)
		Consumer Staples (0.1%)
$470,000		Smithfield Foods, Inc. 7.750%, 05/15/13 (Cost $472,358)	$491,150

CONVERTIBLE BONDS (38.8%)
		Consumer Discretionary (13.0%)
2,700,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	3,340,915
5,000,000		Carnival Corp. 2.000%, 04/15/21	6,350,000
5,000,000		0.000%, 10/24/21^	4,118,750
175,000		General Motors Corp. 6.250%, 07/15/33	4,023,250
10,250,000	EUR	Intralot SA 2.250%, 12/20/13	15,141,637
4,310,000		Liberty Media Corp. (Time Warner, Inc.)∞ 0.750%, 03/30/23	5,247,425
4,500,000		Mahindra & Mahindra, Ltd. 0.000%, 04/14/11	5,118,750
1,300,000,000	JPY	Nikon Corp. 0.000%, 03/15/11	15,086,096
11,250,000		Omnicom Group, Inc. 0.000%, 07/31/32	11,615,625
2,320,000	EUR	Publicis Group, SA 0.750%, 07/17/08	3,899,184
6,250,000	GBP	Punch Taverns Redwood Jersey Company, Ltd. 5.000%, 12/14/10	16,650,248
1,135,000,000	JPY	Sharp Corp. 0.000%, 09/30/13	10,138,505
1,900,000,000	JPY	Suzuki Motor Corp. 0.000%, 03/29/13	19,748,169
8,250,000	CHF	Swatch Group, AG 2.625%, 10/15/10	10,109,688
9,000,000		Walt Disney Company^ 2.125%, 04/15/23	11,047,500

			141,635,742

		Consumer Staples (2.3%)
27,000,000	HKD	Hengan International Group Company, Ltd. 0.000%, 05/16/11	4,733,144
16,350,000		Nestle Holdings, Inc. 0.000%, 06/11/08	20,907,562

			25,640,706

		Energy (3.1%)
4,500,000		Cameron International Corp.^ 2.500%, 06/15/26	5,208,750
12,750,000		CNOOC, Ltd. 0.000%, 12/15/09	15,001,692
5,100,000		Nabors Industries, Inc.^ 0.000%, 06/15/23	5,367,750
7,600,000		Superior Energy Services, Inc.* 1.500%, 12/15/26	7,875,500

			33,453,692

		Financials (6.4%)
5,000,000		Bank of America Corp. (Coca-Cola Company, Coach, Inc., Franklin Resources, Inc.) 0.250%, 02/15/12	5,281,500
5,000,000		Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.) 0.250%, 02/16/12	5,025,000
14,800,000		Merrill Lynch & Company, Inc. 0.000%, 03/13/32	19,271,080
7,000,000		Prudential Financial, Inc.‡ 2.600%, 11/15/35	7,459,760
19,000,000		QBE Funding Trust III*^ 0.000%, 09/24/24	26,006,250
7,494,000		Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess)∞ 0.250%, 12/15/10	7,503,367

			70,546,957

		Health Care (4.3%)
12,500,000	CHF	Actelion, Ltd. 0.000%, 11/22/11	13,055,473
9,400,000		Gilead Sciences, Inc. 0.500%, 05/01/11*	11,068,500
9,000,000		0.500%, 05/01/11^	10,597,500
12,000,000		Roche Holdings, Inc. 0.000%, 07/25/21	12,077,990

			46,799,463

		Industrials (2.3%)
4,200,000		AGCO Corp. 1.250%, 12/15/36	4,966,500
8,500,000		Lockheed Martin Corp.‡ 5.110%, 08/15/33	11,640,495
4,200,000	EUR	Siemens, AG 1.375%, 06/04/10	9,053,538

			25,660,533

		Information Technology (5.5%)
10,000,000		EMC Corp. 1.750%, 12/01/11^	11,237,500
4,500,000		1.750%, 12/01/11*	5,056,875
185,000,000	TWD	Hon Hai Precision Industry Company, Ltd. 0.000%, 11/10/11	5,652,924
1,575,000,000	JPY	Konica Minolta Holdings, Inc. 0.000%, 12/07/09	13,629,745
1,000,000,000	JPY	Nomura Research Institute, Ltd. 0.000%, 03/31/14	8,955,099
4,100,000		ON Semiconductor Corp.* 2.625%, 12/15/26	5,150,625
Schedule of Investments SEMIANNUAL REPORT     59
See accompanying Notes to Schedule of Investments.

Global Growth and Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

$800,000	CHF	Temenos Group, AG 1.500%, 03/21/13	$1,139,953
640,000,000	JPY	Toshiba Corp. 0.000%, 07/21/11	8,825,334

			59,648,055

		Telecommunication Services (0.4%)
3,300,000		Time Warner Telecom, Inc. 2.375%, 04/01/26	4,257,000

		Utilities (1.5%)
6,250,000	EUR	International Power, PLC 3.250%, 07/20/13	11,485,971
1,600,000	GBP	Scottish & Southern Energy, PLC 3.750%, 10/29/09	5,400,605

			16,886,576

		TOTAL CONVERTIBLE BONDS (Cost $380,502,991)	424,528,724

SYNTHETIC CONVERTIBLE SECURITIES (0.8%)
Government Agency Securities (0.8%)
8,600,000		United States Treasury Notes^ 3.375%, 02/15/08	8,494,856

NUMBER OF
CONTRACTS		VALUE

Options (0.0%)
	Consumer Discretionary (0.0%)
50	Garmin, Ltd.# Call, 01/19/09, Strike $55.00	60,500

	Consumer Staples (0.0%)
200	Kroger Company# Call, 01/17/09, Strike $30.00	73,000

	Financials (0.0%)
10	Chicago Mercantile Exchange Holdings, Inc.# Call, 01/19/08, Strike $510.00	57,650
20	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	72,000
60	Lehman Brothers Holdings, Inc.# Call, 01/19/08, Strike $75.00	50,400
60	Merrill Lynch & Company, Inc.# Call, 01/19/08, Strike $85.00	66,900

		246,950

	Health Care (0.0%)
30	Allergan, Inc.# Call, 01/19/08, Strike $110.00	56,100

	Information Technology (0.0%)
30	Apple Computer, Inc.# Call, 01/19/08, Strike $90.00	54,900
115	Hewlett-Packard Company# Call, 01/19/08, Strike $40.00	60,950
115	Motorola, Inc.# Call, 01/19/08, Strike $22.50	4,313

		120,163

	Telecommunication Services (0.0%)
80	America Movil, SA de CV# Call, 01/17/09, Strike $50.00	88,000
30	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	44,700

		132,700

	TOTAL OPTIONS	689,413

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,328,743)	9,184,269

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (2.8%)
		Consumer Discretionary (0.8%)
250,000		Ford Motor Company Capital Trust II 6.500%	8,950,000

		Financials (2.0%)
6,100		Fortis Insurance, N.V. (Assurant, Inc.)* 7.750%	8,877,885
160,000		MetLife, Inc. 6.375%	5,262,400
7,500	CHF	Swiss Re 6.000%	6,946,202

			21,086,487

		Health Care (0.0%)
200		Schering-Plough Corp. 6.000%	14,426

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $27,715,088)	30,050,913

COMMON STOCKS (54.8%)
		Consumer Discretionary (11.3%)
285,000	JPY	Casio Computer Company, Ltd.	5,753,005
170,000		Coach, Inc.#	8,301,100
634,700	HKD	Esprit Holdings, Ltd.	7,692,421
95,000		Harley-Davidson, Inc.	6,015,400
173,000	SEK	Hennes & Mauritz AB	11,436,594
230,000		Home Depot, Inc.	8,710,100
247,000	JPY	Honda Motor Company, Ltd.	8,483,507
235,000	EUR	Industria de Diseno Textil, SA	14,456,968
55,000		ITT Educational Services, Inc.#	5,346,550
588,000		News Corp., Class B^	14,112,000
150,000		Nike, Inc.^	8,079,000
103,000	CHF	Swatch Group, AG	5,988,580
205,000		Toll Brothers, Inc.#^	$6,104,900
60     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

Global Growth and Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES			VALUE

190,000		Walt Disney Company	$6,646,200
230,000	JPY	Yamaha Motor Corp.	6,075,828

			123,202,153

		Consumer Staples (7.2%)
210,000		Coca-Cola Company	10,959,900
1,300,000	MXN	Grupo Modelo, S.A. de C.V.	6,700,664
100,000	EUR	Heineken, NV	5,352,958
30,000	EUR	Henkel KGaA	4,705,666
186,000	EUR	InBev, NV	14,499,145
4,200	CHF	Lindt & Spruengli, AG	11,614,142
82,000		PepsiCo, Inc.	5,419,380
72,000		Procter & Gamble Company	4,630,320
3,800,000	MXN	Wal-Mart de Mexico, SA de CV	14,902,437

			78,784,612

		Energy (1.2%)
49,000		PetroChina Company, Ltd.	5,494,860
493,750	NOK	Prosafe ASA	7,585,740

			13,080,600

		Financials (3.9%)
67,400		A.G. Edwards, Inc.	4,883,130
100,000	CHF	Credit Suisse Group	7,848,279
415,000	JPY	Daiwa Securities Group, Inc.	4,622,264
1,576,000	HKD	Getsmart Finance, Ltd. (Sino Land)	3,305,244
55,000		Goldman Sachs Group, Inc.	12,023,550
152,000	CHF	Julius Baer Holding, AG	10,596,120

			43,278,587

		Health Care (7.1%)
138,000		Alcon, Inc.^	18,620,340
245,000	JPY	Astellas Pharma, Inc.	10,717,432
90,000	AUD	CSL, Ltd.	6,482,863
105,000		Johnson & Johnson	6,743,100
150,000		Merck & Company, Inc.	7,716,000
210,000		Pfizer, Inc.	5,556,600
13,000	CHF	Roche Holding, AG	2,447,992
148,000	JPY	Takeda Chemical Industries	9,594,462
195,000		Thermo Fisher Scientific, Inc.#	10,151,700

			78,030,489

		Industrials (2.2%)
365,000	GBP	Capita Group, PLC	5,127,792
57,000		Danaher Corp.	4,057,830
285,000	AUD	Leighton Holdings, Ltd.	8,203,481
45,000		Lockheed Martin Corp.	4,326,300
20,000	EUR	Siemens, AG	2,413,106

			24,128,509

		Information Technology (19.5%)
210,000		Accenture, Ltd.	8,211,000
195,000	JPY	Canon, Inc.	10,940,345
410,000		Cisco Systems, Inc.#	10,963,400
55,000		Cognizant Technology Solutions Corp.#	4,917,000
240,000		Dell, Inc.#^	6,050,400
150,000		eBay, Inc.#^	5,091,000
650,000		Infosys Technologies, Ltd.^	34,027,500
135,000	JPY	Kyocera Corp.#	13,120,558
540,000		Microsoft Corp.	16,167,600
115,000	JPY	Murata Manufacturing Company, Ltd.	8,474,834
80,000	JPY	Nintendo Company, Ltd.	24,989,832
1,255,000	EUR	Nokia Corp.	31,658,664
460,000		Oracle Corp.#	8,648,000
175,000	EUR	SAP, AG	8,421,303
680,000		Satyam Computer Services, Ltd.^	16,918,400
600,000	JPY	Toshiba Corp.	4,467,815

			213,067,651

		Materials (0.7%)
7,700	CHF	Givaudan, SA	7,211,949

		Telecommunication Services (1.7%)
353,000		America Movil, SA de CV	18,543,090

		TOTAL COMMON STOCKS (Cost $482,805,939)	599,327,640

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.3%)
	Financials (0.3%)
1,000	S & P500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $5,201,718)	$2,835,000

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (2.5%)
	Commercial Paper (2.5%)
27,621,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $27,621,000)	27,621,000

NUMBER OF
SHARES		VALUE

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (8.9%)
97,299,000	Bank of New York Institutional Cash Reserve Fund 5.378% (Cost $97,299,000)	97,299,000

TOTAL INVESTMENTS (109.0%)
(Cost $1,030,946,837)		1,191,337,696

Schedule of Investments SEMIANNUAL REPORT     61
See accompanying Notes to Schedule of Investments

Global Growth and Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES	VALUE

PAYABLE UPON RETURN OF SECURITIES LOANED (-8.9%)	$(97,299,000)

LIABILITIES, LESS OTHER ASSETS (-0.1%)	(989,560)

NET ASSETS (100.0%)	$1,093,049,136

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund has received partial payment of $2,700,000 as of April 30, 2007. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at April 30, 2007, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (‘‘QIBs’’), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $42,759,635 or 3.9% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2007.
FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
62     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

Global Growth and Income Fund

COUNTRY ALLOCATION
Country	% of Net Assets

United States	35.5%
Japan	16.8%
Switzerland	11.8%
India	5.1%
Australia	4.0%
Mexico	3.7%
United Kingdom	3.5%
Finland	2.9%
Germany	2.3%
Belgium	2.1%
Hong Kong	1.7%
Bermuda	1.5%
Greece	1.4%
Spain	1.3%
Sweden	1.0%
Norway	0.7%
Taiwan	0.5%
China	0.5%
Netherlands	0.5%
Cayman Islands	0.4%
France	0.4%
Country allocations are classified according to country of risk and are based on net assets and may vary over time.
Schedule of Investments SEMIANNUAL REPORT     63
See accompanying Notes to Financial Statements.

International Growth Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (98.8% )
		Consumer Discretionary (12.4%)
80,000	JPY	Bridgestone Corp.	$1,622,412
285,000	GBP	Burberry Group, PLC	3,915,395
220,000	JPY	Casio Computer Company, Ltd.	4,440,916
40,000		Central European Media Enterprises, Ltd.#	3,605,600
530,000	HKD	Esprit Holdings, Ltd.	6,423,480
720,000	AUD	Harvey Norman Holdings, Ltd.	3,052,062
85,000	SEK	Hennes & Mauritz, AB	5,619,135
155,000	EUR	Industria de Diseno Textil, SA	9,535,447
100,000	ZAR	Naspers, Ltd.	2,509,835
160,000	JPY	Suzuki Motor Corp.	4,548,726
275,000	JPY	Yokohama Rubber Company	1,702,006

			46,975,014

		Consumer Staples (14.6%)
320,000	EUR	C&C Group, PLC	5,364,408
42,000	DKK	Carlsberg, A/S	4,704,061
915,000	MXN	Grupo Modelo, SA de CV	4,716,237
950,000	HKD	Hengan International Group Company, Ltd.	3,013,823
33,500	EUR	Henkel KGaA	5,254,661
103,000	EUR	InBev, NV	8,029,096
220,000	JPY	Kirin Brewery Company, Ltd.	3,325,470
1,870	CHF	Lindt & Spruengli, AG	5,171,058
13,000		Mexican Economic Development, Inc.	1,399,970
70,000	GBP	Reckitt Benckiser	3,829,489
60,000	JPY	Uni-Charm Corp.	3,533,934
1,750,000	MXN	Wal-Mart de Mexico, SA de CV	6,862,964

			55,205,171

		Energy (4.2%)
136,000	NOK	Acergy, SA	2,908,727
68,000	NOK	Bonheur, ASA	3,127,536
235,250	NOK	Prosafe, ASA	3,614,269
88,000	EUR	Saipem, SpA	2,754,135
92,000	EUR	Stolt Offshore, SA	3,296,453

			15,701,120

		Financials (12.2%)
245,000	EUR	Anglo Irish Bank Corp., PLC	5,539,998
82,000	AUD	Australian Stock Exchange, Ltd.	3,248,458
160,000	AUD	Babcock & Brown, Ltd.	3,904,283
45,000	CHF	Credit Suisse Group	3,531,725
285,000	JPY	Daiwa Securities Group, Inc.	3,174,326
104,000	CHF	Julius Baer Holding, AG	7,249,977
28,000	AUD	Macquarie Bank, Ltd.	2,006,413
175,000	EUR	Piraeus Bank, SA	6,341,648
1,675,000	SGD	Singapore Exchange, Ltd.	8,029,136
15,000	DKK	Topdanmark, AS#	2,941,092

			45,967,056

		Health Care (12.1%)
22,000	CHF	Actelion, Ltd.#	5,226,822
81,000		Alcon, Inc.	10,929,330
106,000	JPY	Astellas Pharma, Inc.	4,636,930
95,000	AUD	CSL, Ltd.	6,843,022
30,000	CHF	Nobel Biocare Holding, AG	10,801,212
120,000	JPY	OLYMPUS Corp.	4,197,345
10,000	CHF	Roche Holding, AG	1,883,071
80,000	JPY	Toho Pharmaceutical Company, Ltd.	1,342,634

			45,860,366

		Industrials (8.8%)
47,000	SEK	Alfa Laval, AB	2,856,872
158,000	GBP	British Airways, PLC#	1,589,475
400,000	GBP	Capita Group, PLC	5,619,499
255	JPY	Central Japan Railway Company	2,807,805
58,000	EUR	Deutsche Lufthansa, AG	1,733,654
132,000	GBP	easyJet, PLC#	1,854,807
110,000	EUR	KCI Konecranes Oyj	3,953,482
200,000	AUD	Leighton Holdings, Ltd.	5,756,828
620,000	GBP	Michael Page International, PLC	7,097,148

			33,269,570

		Information Technology (30.7%)
90,000	JPY	Canon, Inc.	5,049,390
63,000	JPY	Disco Corp.	3,914,144
700,000	TWD	Hon Hai Precision Industry Company, Ltd.#	4,616,511
67,000	JPY	HORIBA, Ltd.	2,453,079
60,000	JPY	HOYA Corp.	1,843,747
278,000		Infosys Technologies, Ltd.	14,553,300
140,000	JPY	Konica Minolta Holdings, Inc.	1,915,604
128,000	CHF	Logitech International, SA#	3,474,469
55,000	JPY	Mitsumi Electric Company, Ltd.	1,834,377
80,000	JPY	Murata Manufacturing Company, Ltd.	5,895,537
120,000		Nice-Systems, Ltd.#	4,398,000
51,000	JPY	Nintendo Company, Ltd.	15,931,018
300,000	ZAR	Reunert, Ltd.	3,404,048
306,000		Satyam Computer Services, Ltd.	7,613,280
135,000		Shanda Interactive Entertainment, Ltd.#	3,380,400
44,000	EUR	Software, AG	3,882,114
60,000	JPY	Star Micronics Company, Ltd.	1,450,801
125,000	JPY	Taiyo Yuden Company, Inc.	2,746,919
570,000	NOK	Tandberg, ASA	12,045,070
450,000	CHF	Temenos Group, AG#	10,375,345
660,000	HKD	Vtech Holdings	4,969,786

			115,746,939

64     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

International Growth Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Telecommunication Services (3.8%)
210,000	America Movil, SA de CV	$11,031,300
70,000	China Mobile, Ltd.	3,150,700

		14,182,000

	TOTAL COMMON STOCKS (Cost $293,190,354)	372,907,236

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.3%)
	Financials (0.3%)
440	S & P500 Index# Put,12/22/07, Strike $1,375.00 (Cost $2,412,520)	1,053,800

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (1.1%)
	Commercial Paper (1.1%)
$4,249,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $4,249,000)	$4,249,000

TOTAL INVESTMENTS (100.2%) (Cost $299,851,874)		378,210,036

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(648,666)

NET ASSETS (100.0%)		$377,561,370

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
ZAR	South African Rand
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The data shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
Schedule of Investments SEMIANNUAL REPORT     65
See accompanying Notes to Financial Statements.

International Growth Fund
COUNTRY ALLOCATION

Country	% of Net Assets
Japan	20.7%
Switzerland	15.5%
Australia	6.6%
Mexico	6.4%
United Kingdom	6.3%
India	5.9%
Norway	5.0%
Bermuda	4.0%
Ireland	2.9%
Germany	2.9%
Spain	2.5%
Sweden	2.2%
Singapore	2.1%
Belgium	2.1%
Denmark	2.0%
Greece	1.7%
Cayman Islands	1.7%
South Africa	1.6%
Taiwan	1.2%
Israel	1.2%
Finland	1.0%
Netherlands	0.9%
Luxembourg	0.8%
Hong Kong	0.8%
Italy	0.7%
United States	0.3%
Country allocations are classified according to country of risk and are based on net assets and may vary over time.
66     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

Global Equity Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (98.0%)
		Consumer Discretionary (16.8%)
20,500	JPY	Casio Computer Company, Ltd.	$413,813
3,700		Central European Media Enterprises, Ltd.#	333,518
17,000		Coach, Inc.#	830,110
43,200	HKD	Esprit Holdings, Ltd.	523,574
8,200		Garmin, Ltd.	477,158
11,000		Guess?, Inc.	433,400
4,600		Harley-Davidson, Inc.	291,272
8,700	SEK	Hennes & Mauritz AB	575,135
11,500	EUR	Industria de Diseno Textil, SA	707,468
1,700		Las Vegas Sands Corp.#	144,823
4,200		MGM Mirage#	282,450
12,800		News Corp., Class B	307,200
5,700		Nike, Inc.	307,002
2,900		Omnicom Group, Inc.	303,659
11,100	JPY	Suzuki Motor Corp.	315,568

			6,246,150

		Consumer Staples (10.1%)
32,400	EUR	C&C Group, PLC	543,146
7,000		Coca-Cola Company	365,330
88,600	MXN	Grupo Modelo, SA de CV	456,676
4,650	EUR	Heineken, NV	248,913
3,200	EUR	Henkel KGaA	501,938
9,000	EUR	InBev, NV	701,571
5,500	JPY	Uni-Charm Corp.	323,944
155,000	MXN	Wal-Mart de Mexico, SA de CV	607,863

			3,749,381

		Energy (4.0%)
6,600		Cameron International Corp.#	426,162
4,500		ENSCO International, Inc.	253,710
27,400	NOK	Prosafe, ASA	420,961
7,200		Smith International, Inc.	377,568

			1,478,401

		Financials (11.2%)
28,000	EUR	Anglo Irish Bank Corp., PLC	633,143
14,700	AUD	Babcock & Brown, Ltd.	358,706
35,000	JPY	Daiwa Securities Group, Inc.	389,830
2,600		Franklin Resources, Inc.	341,406
2,250		Goldman Sachs Group, Inc.	491,873
7,000	CHF	Julius Baer Holding, AG	487,979
5,400		Merrill Lynch & Company, Inc.	487,242
13,250	EUR	Piraeus Bank, SA	480,153
102,000	SGD	Singapore Exchange, Ltd.	488,938

			4,159,270

		Health Care (13.8%)
1,400	CHF	Actelion, Ltd.#	332,616
5,200		Alcon, Inc.	701,636
10,200	JPY	Astellas Pharma, Inc.	446,195
5,700		Celgene Corp.#	348,612
6,200	AUD	CSL, Ltd.	446,597
5,800		Forest Laboratories, Inc.#	308,618
4,200		Gilead Sciences, Inc.#	343,224
3,000	CHF	Nobel Biocare Holding, AG	1,080,121
9,000	JPY	OLYMPUS Corp.	314,801
850	CHF	Roche Holding, AG	160,061
6,600		Thermo Fisher Scientific, Inc.#	343,596
3,600		WellCare Health Plans, Inc.#	290,124

			5,116,201

		Industrials (7.2%)
24,000	GBP	Capita Group, PLC	337,170
4,200		Danaher Corp.	298,998
3,900		General Dynamics Corp.	306,150
9,800	EUR	KCI Konecranes Oyj	352,219
12,600	AUD	Leighton Holdings, Ltd.	362,680
4,600		Lockheed Martin Corp.	442,244
49,000	GBP	Michael Page International, PLC	560,904

			2,660,365

		Information Technology (32.0%)
13,700		Apple Computer, Inc.#	1,367,260
11,000	JPY	Canon, Inc.	617,148
5,000		Cognizant Technology Solutions Corp.#	447,000
2,700		Google, Inc.#	1,272,726
8,900	JPY	HOYA Corp.	273,489
23,500		Infosys Technologies, Ltd.	1,230,225
12,000	CHF	Logitech International, SA#	325,731
16,200		Microsoft Corp.	485,028
4,600	JPY	Mitsumi Electric Company, Ltd.	153,421
6,300	JPY	Murata Manufacturing Company, Ltd.	464,274
4,600		NCR Corp.#	231,840
13,200		Nice-Systems, Ltd.#	483,780
4,000	JPY	Nintendo Company, Ltd.	1,249,492
21,000		Satyam Computer Services, Ltd.	522,480
12,900		Shanda Interactive Entertainment, Ltd.#	323,016
49,000	NOK	Tandberg, ASA	1,035,453
45,000	CHF	Temenos Group, AG#	1,037,534
48,000	HKD	Vtech Holdings	361,439

			11,881,336

Schedule of Investments SEMIANNUAL REPORT     67
See accompanying Notes to Schedule of Investments.

Global Equity Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Telecommunication Services (2.9%)
15,000	America Movil, SA de CV	$787,950
6,500	China Mobile, Ltd.	292,565

		1,080,515

	TOTAL COMMON STOCKS (Cost $33,728,517)	36,371,619

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (1.7%)
	Commercial Paper (1.7%)
$628,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $628,000)	628,000

TOTAL INVESTMENTS (99.7%) (Cost $34,356,517)		36,999,619

OTHER ASSETS, LESS LIABILITIES (0.3%)		100,952

NET ASSETS (100.0%)		$37,100,571

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
Note:  Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.
68     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

Global Equity Fund
Country Allocation

Country	% of Net Assets

United States	32.7%
Japan	13.4%
Switzerland	11.1%
Mexico	5.0%
India	4.7%
Norway	3.9%
Bermuda	3.3%
Australia	3.2%
Ireland	3.2%
United Kingdom	2.4%
Cayman Islands	2.2%
Belgium	1.9%
Spain	1.9%
Sweden	1.5%
Germany	1.4%
Greece	1.3%
Israel	1.3%
Singapore	1.3%
Finland	0.9%
Hong Kong	0.8%
Netherlands	0.7%
Country allocations are classified according to country of risk and are based on net assets and may vary over time.
Schedule of Investments SEMIANNUAL REPORT     69
See accompanying Notes to Financial Statements.

Convertible Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (65.8%)
		Consumer Discretionary (14.0%)
$13,350,000		Carnival Corp.^ 2.000%, 04/15/21	$16,954,500
8,000,000		Ford Motor Company 4.250%, 12/15/36	9,040,000
9,715,000		General Motors Corp. 6.250%, 07/15/33	8,933,914
6,400,000		Interpublic Group of Companies, Inc.*‡ 5.705%, 06/15/09	8,013,165
8,500,000		Liberty Media Corp. (Time Warner, Inc.)¥ 0.750%, 03/30/23	10,348,750
23,500,000		Omnicom Group, Inc.^ 0.000%, 07/31/32	24,263,750
7,500,000		Priceline.com, Inc.* 0.750%, 09/30/13	10,931,250
14,750,000		Walt Disney Company^ 2.125%, 04/15/23	18,105,625

			106,590,954

		Consumer Staples (2.0%)
4,000,000		Chattem, Inc.* 1.625%, 05/01/14	3,985,000
9,000,000		Nestle Holdings, Inc. 0.000%, 06/11/08	11,508,750

			15,493,750

		Energy (4.3%)
11,400,000		Cameron International Corp.^ 2.500%, 06/15/26	13,195,500
9,000,000		Nabors Industries, Inc.^ 0.000%, 06/15/23	9,472,500
5,550,000		Schlumberger, Ltd. 2.125%, 06/01/23	10,399,312

			33,067,312

		Financials (9.3%)
8,000,000		Bank of America Corp. (Coca-Cola Company, Coach, Inc., Franklin Resources, Inc.)¥ 0.250%, 02/15/12	8,450,400
7,725,000		Host Hotels & Resorts, Inc.*^ 2.625%, 04/15/27	7,444,969
8,000,000		Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.)¥ 0.250%, 02/16/12	8,040,000
12,250,000		Merrill Lynch & Company, Inc. 0.000%, 03/13/32	15,950,725
14,875,000		Prudential Financial, Inc.‡ 2.600%, 11/15/35	15,851,990
15,000,000		Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess)¥ 0.250%, 12/15/10	15,018,750

			70,756,834

		Health Care (13.2%)
3,850,000		Amerigroup Corp.* 2.000%, 05/15/12 Amgen, Inc.	3,599,750
6,100,000		0.125%, 02/01/11*	5,894,125
2,800,000		0.125%, 02/01/11	2,705,500
7,165,000		Beckman Coulter, Inc.* 2.500%, 12/15/36	7,478,469
		Charles River Laboratories
4,100,000		2.250%, 06/15/13*	4,715,000
3,700,000		2.250%, 06/15/13^	4,255,000
19,000,000		Gilead Sciences, Inc.* 0.500%, 05/01/11	22,372,500
7,750,000		Medtronic, Inc.^ 1.500%, 04/15/11	8,234,375
14,150,000		Mylan Laboratories, Inc.^ 1.250%, 03/15/12	15,565,000
14,000,000		Roche Holdings, Inc. 0.000%, 07/25/21	14,090,988
4,000,000		St. Jude Medical, Inc.*^ 1.220%, 12/15/08	4,035,000
6,500,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/24	7,531,875

			100,477,582

		Industrials (10.9%)
5,500,000		Alliant Techsystems, Inc. 2.750%, 09/15/11*	6,201,250
1,569,000		2.750%, 09/15/11^	1,769,048
8,650,000		Danaher Corp. 0.000%, 01/22/21	9,071,687
7,500,000		DRS Technologies, Inc.* 2.000%, 02/01/26	7,762,500
6,200,000		FTI Consuting, Inc.^ 3.750%, 07/15/12	8,579,250
3,500,000		L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	3,801,875
11,150,000		Lockheed Martin Corp.‡ 5.110%, 08/15/33	15,269,590
4,860,000		Quanta Services, Inc.* 3.750%, 04/30/26	6,755,400
4,000,000	EUR	Siemens, AG 1.375%, 06/04/10	8,622,417
9,700,000		Tyco International, Ltd. 3.125%, 01/15/23	15,180,500

			83,013,517

		Information Technology (12.1%)
2,500,000		Anixter International, Inc.*^ 1.000%, 02/15/13	3,121,875
3,750,000		Brocade Communications Systems, Inc. 2.250%, 02/15/10	3,773,438
16,500,000		Cadence Design Systems, Inc.*^ 1.375%, 12/15/11	19,387,500
70     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

Convertible Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

$7,800,000	Electronic Data Systems Corp.^ 3.875%, 07/15/23	$8,151,000
17,650,000	EMC Corp. 1.750%, 12/01/11^	19,834,187
3,800,000	1.750%, 12/01/11*	4,270,250
8,350,000	Intel Corp.^ 2.950%, 12/15/35	7,640,250
7,250,000	Juniper Networks, Inc. 0.000%, 06/15/08	8,591,250
3,800,000	Linear Technology Corp.*^ 3.000%, 05/01/27	3,928,250
12,000,000	Sybase, Inc.* 1.750%, 02/22/25	13,260,000

		91,958,000

	TOTAL CONVERTIBLE BONDS (Cost $460,959,321)	501,357,949

SYNTHETIC CONVERTIBLE SECURITIES (4.0%)
Government Agency Securities (3.5%)
	United States Treasury Notes^
17,500,000	3.375%, 02/15/08	17,286,045
9,600,000	4.875%, 04/30/08	9,595,507

	TOTAL GOVERNMENT AGENCY SECURITIES	26,881,552

NUMBER OF
CONTRACTS		VALUE

Options (0.5%)
	Consumer Discretionary (0.1%)
490	Comcast Corp.# Call, 01/17/09, Strike $30.00	213,150
185	Garmin, Ltd.# Call, 01/19/09, Strike $55.00	223,850

		437,000

	Financials (0.1%)
30	Chicago Mercantile Exchange Holdings, Inc.# Call, 01/19/08, Strike $510.00	172,950
65	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	234,000
200	Lehman Brothers Holdings, Inc.# Call, 01/19/08, Strike $75.00	168,000
225	Merrill Lynch & Company, Inc.# Call, 01/19/08, Strike $85.00	250,875

		825,825

	Health Care (0.0%)
125	Allergan, Inc.# Call, 01/19/08, Strike $110.00	233,750

	Industrials (0.1%)
280	General Dynamics Corp.# Call, 01/17/09, Strike $75.00	359,800

	Information Technology (0.1%)
125	Apple Computer, Inc.# Call, 01/19/08, Strike $90.00	228,750
500	Hewlett-Packard Company# Call, 01/19/08, Strike $40.00	265,000
600	Infosys Technologies, Ltd.# Call, 01/17/09, Strike $55.00	537,000
480	Motorola, Inc.# Call, 01/19/08, Strike $22.50	18,000

		1,048,750

	Telecommunication Services (0.1%)
230	America Movil, SA De CV# Call, 01/17/09, Strike $50.00	253,000
130	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	193,700

		446,700

	TOTAL OPTIONS	3,351,825

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $31,236,100)	30,233,377

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (12.8%)
	Consumer Discretionary (0.6%)
4,500	Stanley Works‡ 6.975%	4,830,188

	Financials (9.2%)
6,100	Fortis Insurance, NV (Assurant, Inc.)*¥ 7.750%	8,877,885
238,000	Genworth Financial, Inc. 6.000%	9,189,180
325,000	Lazard, Ltd. 6.625%	15,034,500
490,000	Lehman Brothers Holdings, Inc. (General Mills, Inc.)¥ 6.250%	13,818,000
710,000	MetLife, Inc. 6.375% 23,351,900

		70,271,465

	Health Care (1.5%)
157,000	Schering-Plough Corp. 6.000%	11,324,410

	Industrials (0.2%)
12,200	Northrop Grumman Corp. 7.000%	1,692,994

Schedule of Investments SEMIANNUAL REPORT     71
See accompanying Notes to Schedule of Investments.

NUMBER OF
SHARES		VALUE

	Utilities (1.3%)
247,180	CenterPoint Energy, Inc. (Time Warner, Inc.)¥‡ 2.000%	$9,417,064

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $76,211,442)	97,536,121

COMMON STOCKS (16.2%)
	Consumer Discretionary (4.3%)
200,000	Home Depot, Inc.	7,574,000
425,000	News Corp., Class B^	10,200,000
182,000	Nike, Inc.	9,802,520
147,500	Walt Disney Company	5,159,550

		32,736,070

	Consumer Staples (3.8%)
113,500	Church & Dwight Company, Inc.^	5,757,855
150,000	Coca-Cola Company	7,828,500
267,500	Kroger Company	7,893,925
82,000	Molson Coors Brewing Company^	7,730,960

		29,211,240

	Financials (1.0%)
146,500	JPMorgan Chase & Company	7,632,650

	Health Care (4.3%)
136,000	Abbott Laboratories	7,700,320
125,000	Johnson & Johnson	8,027,500
172,000	Merck & Company, Inc.	8,847,680
155,500	Thermo Fisher Scientific, Inc.#^	8,095,330

		32,670,830

	Information Technology (2.8%)
100,000	Accenture, Ltd.	3,910,000
173,500	Cisco Systems, Inc.#	4,639,390
150,000	Microsoft Corp.	4,491,000
455,000	Oracle Corp.#	8,554,000

		21,594,390

	TOTAL COMMON STOCKS (Cost $111,524,909)	123,845,180

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.3%)
	Financials (0.3%)
900	S & P500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $4,681,546)	2,551,500

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (1.8%)
	Commercial Paper (1.8%)
$13,807,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $13,807,000)	$13,807,000

NUMBER OF
SHARES		VALUE

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (22.0%)
167,714,000	Bank of New York Institutional Cash
	Reserve Fund 5.378%
	(Cost $167,714,000)	167,714,000

TOTAL INVESTMENTS (122.9%) (Cost $866,134,318)		937,045,127

PAYABLE UPON RETURN OF SECURITIES LOANED (-22.0%)		(167,714,000)

LIABILITIES, LESS OTHER ASSETS (-0.9%)		(6,799,089)

NET ASSETS (100.0%)		$762,532,038

NOTES TO SCHEDULE OF INVESTMENTS

¥	Securities exchangeable or convertible into securities of one or more entities that different than the issuer. Each entity is identified in the parenthetical.

*	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (‘‘QIBs’’), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $77,634,363 or 10.2% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2007.
FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
Note:  Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
72     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

Market Neutral Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (45.6%)
	Consumer Discretionary (4.5%)
$8,000,000	ArvinMeritor, Inc.* 4.625%, 03/01/26	$9,820,000
5,000,000	Asbury Automotive Group, Inc.* 3.000%, 09/15/12	5,050,000
10,000,000	Charming Shoppes, Inc.* 1.125%, 05/01/14	9,975,000
2,000,000	Eddie Bauer Holdings, Inc.* 5.250%, 04/01/14	2,408,800
24,000,000	Ford Motor Company 4.250%, 12/15/36	27,120,000

		54,373,800

	Consumer Staples (2.0%)
13,000,000	Archer-Daniels-Midland Company*<> 0.875%, 02/15/14	13,698,750
9,000,000	Chattem, Inc.* 2.000%, 11/15/13	10,518,750

		24,217,500

	Energy (1.3%)
10,000,000	Superior Energy Services, Inc.* 1.500%, 12/15/26	10,362,500
2,500,000	Trico Marine Services, Inc.* 3.000%, 01/15/27	2,831,250
2,500,000	Willbros Group, Inc. 2.750%, 03/15/24	3,168,750

		16,362,500

	Financials (1.8%)
6,000,000	AmeriCredit Corp.* 2.125%, 09/15/13	6,300,000
14,800,000	Prudential Financial, Inc.‡ 2.600%, 11/15/35	15,772,064

		22,072,064

	Health Care (11.0%)
7,400,000	Alpharma, Inc. 2.125%, 03/15/27 BioMarin Pharmaceutical, Inc.	7,474,000
11,380,000	2.500%, 03/29/13	13,727,125
4,600,000	1.875%, 04/23/17	4,605,750
4,000,000	Conceptus, Inc. 2.250%, 02/15/27	4,005,000
7,600,000	Conmed Corp. 2.500%, 11/15/24	7,761,500
8,700,000	Edwards Lifesciences Corp.<> 3.875%, 05/15/33	9,048,000
13,500,000	Emdeon Corp. 3.125%, 09/01/25	16,014,375
4,000,000	Five Star Quality Care, Inc.* 3.750%, 10/15/26	4,270,000
7,000,000	Henry Schein, Inc. 3.000%, 08/15/34	8,828,750
5,000,000	Illumina, Inc.* 0.625%, 02/15/14	4,743,750
5,000,000	ISIS Pharmaceuticals, Inc.*~ 2.625%, 02/15/27	4,987,500
8,000,000	Kyphon Inc.* 1.000%, 02/01/12	8,070,000
7,800,000	Millennium Pharmaceuticals, Inc. 2.250%, 11/15/11	7,673,250
11,000,000	St. Jude Medical, Inc.* 1.220%, 12/15/08	11,096,250
10,000,000	Thoratec Corp. 1.380%, 05/16/34	7,025,000
5,000,000	TriZetto Group, Inc.* 1.125%, 04/15/12	5,181,250
9,400,000	ViroPharma, Inc. 2.000%, 03/15/17	9,870,000

		134,381,500

	Industrials (11.6%)
	Alliant Techsystems, Inc.<>
7,800,000	2.750%, 02/15/24	9,720,750
5,120,000	2.750%, 02/15/24*	6,380,800
4,000,000	Barnes Group, Inc.* 3.375%, 03/15/27	4,365,000
6,750,000	Ceradyne, Inc. 2.875%, 12/15/35	8,108,437
8,000,000	Covanta Holding Corp.<> 1.000%, 02/01/27	8,280,000
13,700,000	DRS Technologies, Inc.* 2.000%, 02/01/26	14,179,500
4,500,000	EnPro Industries, Inc. 3.938%, 10/15/15	6,170,625
7,850,000	General Cable Corp. 0.875%, 11/15/13	10,165,750
12,500,000	Orbital Sciences Corp.* 2.438%, 01/15/27	13,593,750
	School Specialty, Inc.
10,000,000	3.750%, 11/30/26*	9,650,000
3,500,000	3.750%, 11/30/26	3,377,500
10,000,000	Suntech Power Holdings Company, Ltd.* 0.250%, 02/15/12	10,125,000
10,500,000	Trinity Industries, Inc. 3.875%, 06/01/36	12,547,500
10,000,000	Triumph Group, Inc.* 2.625%, 10/01/26	12,575,000
12,500,000	WESCO International, Inc.* 1.750%, 11/15/26	12,406,250

		141,645,862

	Information Technology (11.8%)
7,000,000	Borland Software Corp.*<> 2.750%, 02/15/12	7,594,300
9,500,000	Coherent, Inc.*<> 2.750%, 03/01/11	10,141,250
Schedule of Investments SEMIANNUAL REPORT     73
See accompanying Notes to Schedule of Investments.

Market Neutral Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

$12,500,000	Cypress Semiconductor Corp.* 1.000%, 09/15/09	$13,796,875
20,000,000	EMC Corp.* 1.750%, 12/01/11	22,475,000
3,900,000	Equinix, Inc. 2.500%, 04/15/12	3,924,375
4,300,000	Finisar Corp.* 2.500%, 10/15/10	5,439,500
8,400,000	Informatica Corp.*<> 3.000%, 03/15/26	8,631,000
10,200,000	Itron, Inc. 2.500%, 08/01/26	12,520,500
3,000,000	Kemet Corp.*<> 2.250%, 11/15/26	3,266,250
5,000,000	Lawson Software Americas, Inc.* 2.500%, 04/15/12	5,106,250
6,000,000	Macrovision Corp.* 2.625%, 08/15/11	6,652,500
4,800,000	Mentor Graphics Corp.‡ 7.010%, 08/06/23	4,903,200
5,000,000	Newport Corp.* 2.500%, 02/15/12	4,718,750
10,000,000	Nortel Networks Corp.* 1.750%, 04/15/12	9,700,000
11,500,000	ON Semiconductor Corp.* 2.625%, 12/15/26	14,446,875
7,000,000	RF Micro Devices, Inc.* 0.750%, 04/15/12	6,973,750
4,000,000	SPSS, Inc.* 2.500%, 03/15/12	4,220,000

		144,510,375

	Materials (0.6%)
3,500,000	Headwaters, Inc.* 2.500%, 02/01/14	3,486,875
3,500,000	Pioneer Companies, Inc.* 2.750%, 03/01/27	3,806,250

		7,293,125

	Telecommunication Services (1.0%)
12,000,000	SBA Communications Corp.* 0.375%, 12/01/10	12,225,000

	TOTAL CONVERTIBLE BONDS (Cost $522,873,034)	557,081,726

SYNTHETIC CONVERTIBLE SECURITIES (11.6%)
Corporate Bonds (4.0%)
	Consumer Discretionary (1.0%)
5,000,000	Beazer Homes USA, Inc. 6.500%, 11/15/13	4,643,750
2,000,000	Warner Music Group<> 7.375%, 04/15/14	1,930,000
5,700,000	WCI Communities, Inc.<> 7.875%, 10/01/13	5,500,500

		12,074,250

	Financials (0.6%)
8,000,000	American Express Company<> 3.750%, 11/20/07	7,931,480

	Health Care (0.9%)
4,600,000	Omnicare, Inc. 6.125%, 06/01/13	4,450,500
7,000,000	Valeant Pharmaceuticals International<> 7.000%, 12/15/11	6,825,000

		11,275,500

	Industrials (1.3%)
8,000,000	Deere & Company<> 4.500%, 08/22/07	7,981,424
8,000,000	General Electric Company 4.125%, 03/04/08	7,926,072

		15,907,496

	Materials (0.2%)
2,000,000	Westlake Chemical Corp.<> 6.625%, 01/15/16	1,955,000

	TOTAL CORPORATE BONDS	49,143,726

Government Agency Securities (5.0%)
13,250,000	Federal Home Loan Mortgage Corp. 3.625%, 02/15/08	13,093,160
13,250,000	Federal National Mortgage Association 4.625%, 01/15/08	13,197,954

20,000,000	United States Treasury Notes 4.375%, 05/15/07	20,000,020
15,000,000	4.000%, 09/30/07	14,943,765

	TOTAL GOVERNMENT AGENCY SECURITIES	61,234,899

NUMBER OF
CONTRACTS		VALUE

OPTIONS (2.6%)
	Consumer Discretionary (0.3%)
1,500	Abercrombie & Fitch Company# Put, 01/19/08, Strike $70.00	465,000

1,375	Goodyear Tire & Rubber Company# Call, 01/17/09, Strike $35.00	873,125
1,375	Call, 01/17/09, Strike $30.00	1,230,625
600	Wynn Resorts, Ltd.# Call, 01/17/09, Strike $95.00	1,440,000

		4,008,750

	Energy (0.1%)
1,700	ENSCO International, Inc.# Call, 01/19/08, Strike $50.00	1,776,500

74     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

Market Neutral Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

	Financials (0.3%)
1,900	A.G. Edwards, Inc.# Call, 01/17/09, Strike $70.00	$2,318,000
1,000	Legg Mason, Inc.# Call, 01/17/09, Strike $100.00	1,615,000

		3,933,000

	Health Care (0.8%)
2,650	Affymetrix, Inc# Call, 01/17/09, Strike $30.00	1,245,500
750	Cigna Corp.# Call, 01/17/09, Strike $155.00	1,923,750
1,400	Gilead Sciences, Inc.# Call, 01/17/09, Strike $85.00	1,897,000
800	Hologic, Inc.# Call, 01/17/09, Strike $60.00	872,000
900	Kinetic Concepts, Inc.# Call, 01/17/09, Strike $60.00	517,500
900	Call, 01/17/09, Strike $50.00	918,000
2,000	King Pharmaceuticals, Inc.# Call, 01/17/09, Strike $20.00	810,000
950	Zimmer Holdings, Inc.# Call, 01/17/09, Strike $95.00	1,026,000

		9,209,750

	Industrials (0.0%)
1,000	US Airways, Inc.# Call, 01/17/09, Strike $50.00	455,000

	Information Technology (1.0%)
1,000	Activision, Inc.# Put, 01/19/08, Strike $17.50	110,000
2,800	Adaptec, Inc.# Call, 01/19/08, Strike $7.50	21,000
7,300	Avaya, Inc.# Call, 01/17/09, Strike $12.50	1,989,250
2,800	Cognos, Inc.# Call, 01/16/09, Strike $45.00	1,694,000
1,000	Compuware Corp.# Call, 01/17/09, Strike $10.00	162,500
1,000	Call, 01/17/09, Strike $7.50	325,000
1,250	Infosys Technologies, Ltd.# Call, 01/19/08, Strike $55.00	618,750
1,000	KLA-Tencor Corp.# Put, 01/19/08, Strike $50.00	240,000
2,600	Polycom, Inc.# Call, 01/19/08, Strike $30.00	1,560,000
2,900	Sina Corp.# Call, 01/17/09, Strike $35.00	2,131,500
1,700	Synaptics, Inc.# Call, 01/17/09, Strike $30.00	1,130,500
1,700	Call, 01/17/09, Strike $25.00	1,589,500

		11,572,000

	Telecommunication Services (0.1%)
3,500	Time Warner Telecom, Inc.# Call, 01/17/09, Strike $25.00	918,750

	TOTAL OPTIONS	31,873,750

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $147,250,097)	142,252,375

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (5.3%)
	Energy (1.4%)
	Chesapeake Energy Corp.<>
122,500	5.000%	13,689,375
29,000	5.000%*	3,240,750

		16,930,125

	Financials (0.7%)
186,000	BankUnited Financial Corp.<> 6.750%	8,967,990

	Industrials (0.8%)
69,900	Northrop Grumman Corp.<> 7.000%	9,700,023

	Materials (1.4%)
155,000	Freeport-McMoRan Copper & Gold, Inc.<> 6.750%	16,823,700

	Telecommunication Services (1.0%)
212,000	Crown Castle International Corp.<> 6.250%	12,190,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $61,704,108)	64,611,838

COMMON STOCKS (34.8%)
	Consumer Discretionary (4.2%)
50,000	Carnival Corp.	2,444,500
40,000	Coach, Inc.#	1,953,200
163,500	Comcast Corp.#~	4,358,910
63,000	Hilton Hotels Corp.~	2,142,000
165,700	Home Depot, Inc.~	6,275,059
30,000	Kohl’s Corp.#	2,221,200
64,000	Lowe’s Companies, Inc.~	1,955,840
97,500	McDonald’s Corp.~	4,707,300
182,500	News Corp., Class B~	4,380,000
61,200	Nike, Inc.~	3,296,232
46,800	Nordstrom, Inc.~	2,570,256
20,000	Omnicom Group, Inc.	2,094,200
36,300	Target Corp.~	2,155,131
208,500	Time Warner, Inc.~	4,301,355
174,300	Walt Disney Company~	6,097,014

		50,952,197

Schedule of Investments SEMIANNUAL REPORT     75
See accompanying Notes to Schedule of Investments

Market Neutral Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Consumer Staples (4.1%)
117,500	Altria Group, Inc.	$8,098,100
48,000	Anheuser-Busch Companies, Inc.~	2,361,120
155,300	Coca-Cola Company~	8,105,107
32,300	Colgate-Palmolive Company~	2,188,002
85,000	Kroger Company~	2,508,350
96,800	PepsiCo, Inc.~	6,397,512
187,800	Procter & Gamble Company~	12,077,418
30,000	Reynolds American, Inc.	1,927,800
84,500	Wal-Mart Stores, Inc.~	4,049,240
50,000	Walgreen Company	2,195,000

		49,907,649

	Energy (3.1%)
73,500	Chevron Corp.~	5,717,565
46,386	ConocoPhillips~	3,216,869
33,200	Devon Energy Corp.~	2,419,284
188,050	Exxon Mobil Corp.~	14,927,409
60,000	Halliburton Company	1,906,200
20,000	Marathon Oil Corp.	2,031,000
29,200	Schlumberger, Ltd.	2,155,836
27,300	Spectra Energy Corp.~	712,530
25,000	Transocean, Inc.#	2,155,000
39,200	Valero Energy Corp.~	2,753,016

		37,994,709

	Financials (7.9%)
37,500	Allstate Corp.~	2,337,000
77,300	American Express Company~	4,689,791
85,100	American International Group, Inc.~	5,949,341
145,900	Bank of America Corp.~	7,426,310
58,500	Bank of New York Company, Inc.	2,368,080
48,800	Chubb Corp.~	2,626,904
231,300	Citigroup, Inc.~	12,402,306
20,600	Franklin Resources, Inc.~	2,704,986
21,100	Goldman Sachs Group, Inc.~	4,612,671
25,500	Hartford Financial Services Group, Inc.~	2,580,600
147,700	JPMorgan Chase & Company~	7,695,170
47,600	Lehman Brothers Holdings, Inc.~	3,583,328
45,000	Loews Corp.	2,129,400
66,000	Merrill Lynch & Company, Inc.~	5,955,180
56,800	MetLife, Inc.~	3,731,760
66,000	Morgan Stanley~	5,544,660
26,900	PNC Financial Services Group, Inc.~	1,993,290
45,000	Prudential Financial, Inc.	4,275,000
42,600	St. Paul Travelers Companies, Inc.~	2,304,660
42,400	T Rowe Price Group, Inc.	2,106,432
110,000	U.S. Bancorp~	3,778,500
73,700	Wachovia Corp.~	4,093,298
59,000	Wells Fargo & Company~	2,117,510

		97,006,177

	Health Care (3.9%)
77,800	Abbott Laboratories~	4,405,036
34,700	Amgen, Inc.#~	2,225,658
70,200	Bristol-Myers Squibb Company~	2,025,972
58,000	Eli Lilly and Company	3,429,540
94,500	Johnson & Johnson~	6,068,790
134,200	Merck & Company, Inc.~	6,903,248
378,600	Pfizer, Inc.~	10,017,756
105,000	Schering-Plough Corp.~	3,331,650
45,000	UnitedHealth Group, Inc.	2,387,700
28,000	Wellpoint, Inc.#	2,211,160
79,950	Wyeth~	4,437,225

		47,443,735

	Industrials (3.9%)
24,600	Boeing Company~	2,287,800
28,800	Burlington Northern Santa Fe Corp.~	2,521,152
30,100	Danaher Corp.~	2,142,819
50,400	Emerson Electric Company~	2,368,296
46,000	General Dynamics Corp.~	3,611,000
390,000	General Electric Company~	14,375,400
49,000	Honeywell International, Inc.~	2,654,820
38,400	Lockheed Martin Corp.~	3,691,776
40,200	Norfolk Southern Corp.~	2,140,248
38,800	Raytheon Company	2,077,352
107,000	Tyco International, Ltd.	3,491,410
21,100	Union Pacific Corp.~	2,410,675
51,800	United Technologies Corp.~	3,477,334

		47,250,082

	Information Technology (6.0%)
67,000	Accenture, Ltd.~	2,619,700
81,000	Automatic Data Processing, Inc.~	3,625,560
270,000	Cisco Systems, Inc.#~	7,219,800
80,000	Dell, Inc.#	2,016,800
82,300	Electronic Data Systems Corp.~	2,406,452
14,000	Google, Inc.#~	6,599,320
148,400	Hewlett-Packard Company~	6,253,576
405,500	Intel Corp.~	8,718,250
64,700	International Business Machines Corp.~	6,612,987
40,000	KLA-Tencor Corp.	2,222,000
423,400	Microsoft Corp.~	12,676,596
116,000	Motorola, Inc.~	2,010,280
292,000	Oracle Corp.#	5,489,600
57,100	QUALCOMM, Inc.	2,500,980
69,300	Texas Instruments, Inc.~	2,381,841

		73,353,742

76     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

Market Neutral Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Materials (0.3%)
46,300	Newmont Mining Corp.~	$1,930,710
35,000	Nucor Corp.	2,221,100

		4,151,810

	Telecommunication Services (0.7%)
213,100	AT&T, Inc.~	8,251,232

	Utilities (0.7%)
104,600	Duke Energy Corp.~	2,146,392
52,000	Exelon Corp.~	3,921,320
30,000	FirstEnergy Corp.~	2,053,200

		8,120,912

	TOTAL COMMON STOCKS (Cost $414,103,426)	424,432,245

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.1%)
	Financials (0.1%)
	S & P 500 Index#
635	Put, 06/16/07, Strike $1,325.00	177,800
400	Put, 06/16/07, Strike $1,350.00	146,000
100	Put, 12/22/07, Strike $1,400.00	283,500

	TOTAL OPTIONS (Cost $2,755,830)	607,300

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (1.2%)
	Commercial Paper (1.2%)
$15,131,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $15,131,000)	15,131,000

TOTAL INVESTMENTS (98.6%) (Cost $1,163,817,495)		1,204,116,484

NUMBER OF
SHARES		VALUE

COMMON STOCKS SOLD SHORT (–31.1%)
	Consumer Discretionary (–2.8%)
(286,000)	ArvinMeritor, Inc.	(5,905,900)
(73,000)	Asbury Automotive Group, Inc.	(2,100,210)
(357,600)	Charming Shoppes, Inc.	(4,470,000)
(103,500)	Eddie Bauer Holdings, Inc.	(1,321,695)
(1,840,500)	Ford Motor Company	(14,797,620)
(105,000)	Goodyear Tire & Rubber Company	(3,492,300)
(20,000)	Wynn Resorts, Ltd.	(2,044,200)

		(34,131,925)

	Consumer Staples (–1.1%)
(192,900)	Archer-Daniels-Midland Company	(7,465,230)
(107,000)	Chattem, Inc.	(6,113,980)

		(13,579,210)

	Energy (–1.7%)
(220,500)	Chesapeake Energy Corp.	(7,441,875)
(93,000)	ENSCO International, Inc.	(5,243,340)
(100,000)	Superior Energy Services, Inc.	(3,633,000)
(40,300)	Trico Marine Services, Inc.	(1,560,013)
(90,500)	Willbros Group, Inc.	(2,141,230)

		(20,019,458)

	Financials (–2.0%)
(80,000)	A.G. Edwards, Inc.	(5,796,000)
(124,500)	AmeriCredit Corp.	(3,141,135)
(195,300)	BankUnited Financial Corp.	(4,228,245)
(45,000)	Legg Mason, Inc.	(4,463,550)
(74,100)	Prudential Financial, Inc.	(7,039,500)

		(24,668,430)

	Health Care (–6.9%)
(125,000)	Affymetrix, Inc.	(3,283,750)
(147,800)	Alpharma, Inc.	(3,591,540)
(653,650)	BioMarin Pharmaceutical, Inc.	(10,562,984)
(30,000)	Cigna Corp.	(4,667,700)
(78,800)	Conceptus, Inc.	(1,629,584)
(83,000)	Conmed Corp.	(2,516,560)
(63,400)	Edwards Lifesciences Corp.	(3,106,600)
(546,500)	Emdeon Corp.	(8,820,510)
(185,000)	Five Star Quality Care, Inc.	(2,036,850)
(45,000)	Gilead Sciences, Inc.	(3,677,400)
(99,000)	Henry Schein, Inc.	(5,160,870)
(37,500)	Hologic, Inc.	(2,158,125)
(92,000)	Illumina, Inc.	(3,001,960)
(171,000)	ISIS Pharmaceuticals, Inc.	(1,749,330)
(62,200)	Kinetic Concepts, Inc.	(3,110,000)
(90,000)	King Pharmaceuticals, Inc.	(1,840,500)
(82,500)	Kyphon Inc.	(3,845,325)
(280,800)	Millennium Pharmaceuticals, Inc.	(3,111,264)
(52,000)	St. Jude Medical, Inc.	(2,225,080)
(221,400)	Thoratec Corp.	(4,343,868)
(123,600)	TriZetto Goup, Inc.	(2,407,728)
(294,600)	ViroPharma, Inc.	(4,442,568)
(35,000)	Zimmer Holdings, Inc.	(3,166,800)

		(84,456,896)

Schedule of Investments SEMIANNUAL REPORT     77
See accompanying Notes to Schedule of Investments.

Market Neutral Income Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Industrials (–6.5%)
(88,100)	Alliant Techsystems, Inc.	$(8,204,753)
(71,100)	Barnes Group, Inc.	(1,727,730)
(86,550)	Ceradyne, Inc.	(5,093,468)
(156,000)	Covanta Holding Corp.	(3,828,240)
(132,300)	DRS Technologies, Inc.	(6,656,013)
(93,000)	EnPro Industries, Inc.	(3,502,380)
(122,200)	General Cable Corp.	(7,019,168)
(114,105)	Northrop Grumman Corp.	(8,402,692)
(275,500)	Orbital Sciences Corp.	(5,749,685)
(117,800)	School Specialty, Inc.	(3,885,044)
(115,000)	Suntech Power Holdings Company, Ltd.	(4,172,200)
(173,000)	Trinity Industries, Inc.	(8,027,200)
(128,500)	Triumph Group, Inc.	(7,814,085)
(15,000)	US Airways, Inc.	(554,100)
(70,500)	WESCO International, Inc.	(4,453,485)

		(79,090,243)

	Information Technology (–7.6%)
(320,000)	Avaya, Inc.	(4,134,400)
(769,000)	Borland Software Corp.	(4,283,330)
(126,000)	Cognos, Inc.	(5,431,860)
(133,600)	Coherent, Inc.	(4,193,703)
(98,000)	Compuware Corp.	(967,260)
(210,100)	Cypress Semiconductor Corp.	(4,794,482)
(740,000)	EMC Corp.	(11,233,200)
(17,500)	Equinix, Inc.	(1,460,725)
(820,350)	Finisar Corp.	(2,969,667)
(189,000)	Informatica Corp.	(2,782,080)
(45,500)	Infosys Technologies, Ltd.	(2,381,925)
(116,978)	Itron, Inc.	(7,877,299)
(205,000)	Kemet Corp.	(1,738,400)
(258,495)	Lawson Software Americas, Inc.	(2,300,606)
(142,000)	Macrovision Corp.	(3,446,340)
(104,000)	Newport Corp.	(1,631,760)
(155,000)	Nortel Networks Corp.	(3,546,400)
(820,000)	ON Semiconductor Corp.	(8,782,200)
(143,000)	Polycom, Inc.	(4,761,900)
(494,000)	RF Micro Devices, Inc.	(3,087,500)
(122,000)	Sina Corp.	(4,206,560)
(53,000)	SPSS, Inc.	(1,942,980)
(142,000)	Synaptics, Inc.	(4,254,320)

		(92,208,897)

	Materials (–1.3%)
(190,000)	Freeport-McMoRan Copper & Gold, Inc.	(12,760,400)
(71,200)	Headwaters, Inc.	(1,542,904)
(70,000)	Pioneer Companies, Inc.	(2,037,000)

		(16,340,304)

	Telecommunication Services (–1.2%)
(173,800)	Crown Castle International Corp.	(5,968,292)
(232,433)	SBA Communications Corp.	(6,838,179)
(108,510)	Time Warner Telecom, Inc.	(2,224,455)

		(15,030,926)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $343,874,848)	(379,526,289)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (–1.1%)
	Financials (–1.1%)
	S & P 500 Index#
570	Call, 09/22/07, Strike $1,475.00	(3,616,650)
280	Call, 06/16/07, Strike $1,440.00	(1,684,200)
250	Call, 06/16/07, Strike $1,425.00	(1,816,250)
250	Call, 06/16/07, Strike $1,400.00	(2,366,250)
230	Call, 06/16/07, Strike $1,475.00	(780,850)
200	Call, 09/22/07, Strike $1,450.00	(1,617,000)
100	Call, 09/22/07, Strike $1,425.00	(995,500)
60	Call, 06/16/07, Strike $1,435.00	(385,500)

		(13,262,200)

	Health Care (0.0%)
350	ISIS Pharmaceuticals, Inc.# Call, 10/20/07, Strike $12.50	(32,375)

	TOTAL WRITTEN OPTIONS (Premium $7,097,598)	(13,294,575)

OTHER ASSETS, LESS LIABILITIES (33.6%)		409,899,899

NET ASSETS (100.0%)		$1,221,195,519

NOTES TO SCHEDULE OF INVESTMENTS

*	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (‘‘QIBs’’), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $176,725,225 or 14.5% of net assets.

#	Non-income producing security.

‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2007.

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $298,556,578.

<>	Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total market value of $41,872,329.
78     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

High Yield Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (57.9%)
		Consumer Discretionary (21.1%)
$937,000		Asbury Automotive Group, Inc.* 7.625%, 03/15/17	$946,370
2,334,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	2,474,040
937,000		EchoStar DBS Corp. 7.125%, 02/01/16	980,336
1,406,000	GBP	EMI Group, PLC 9.750%, 05/20/08	2,909,984
2,273,000		Expedia, Inc.^ 7.456%, 08/15/18	2,387,902
2,156,000		Ford Motor Company 7.875%, 06/15/10	2,168,927
1,406,000		7.450%, 07/16/31^	1,119,528
961,000		8.625%, 11/01/10	984,545
3,374,000		GameStop Corp.^ 8.000%, 10/01/12	3,614,397
2,343,000		General Motors Corp.^ 7.200%, 01/15/11	2,243,422
187,000		7.125%, 07/15/13	173,209
1,406,000		Goodyear Tire & Rubber Company 7.857%, 08/15/11	1,478,058
1,406,000		7.000%, 03/15/28	1,363,820
1,171,000		Hanes Brands, Inc.*^‡ 8.735%, 12/15/14	1,209,058
820,000		Hovnanian Enterprises, Inc.^ 7.750%, 05/15/13	766,700
2,343,000		Idearc, Inc.* 8.000%, 11/15/16	2,454,292
797,000		Jarden Corp. 7.500%, 05/01/17	819,914
1,874,000		Liberty Media Corp. 8.250%, 02/01/30	1,887,958
2,343,000		Mandalay Resort Group^ 7.625%, 07/15/13	2,354,715
703,000		NCL Holding, ASA 10.625%, 07/15/14	703,000
2,437,000		Oxford Industries, Inc. 8.875%, 06/01/11	2,540,572
281,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	297,860
1,406,000		Pinnacle Entertainment, Inc.^ 8.750%, 10/01/13	1,490,360
141,000		RH Donnelley Financial Corp.* 10.875%, 12/15/12	153,338
2,109,000		Service Corporation International* 7.500%, 04/01/27	2,119,545
94,000		Station Casinos, Inc. 6.875%, 03/01/16	88,830
1,125,000		Vail Resorts, Inc. 6.750%, 02/15/14	1,141,875
2,109,000		Warnaco Group, Inc. 8.875%, 06/15/13	2,253,994
1,406,000		Warner Music Group 7.375%, 04/15/14	1,356,790
937,000	GBP	8.125%, 04/15/14	1,869,035
1,874,000		WCI Communities, Inc.^ 6.625%, 03/15/15	1,770,930
843,000		7.875%, 10/01/13	813,495
94,000		Wynn Las Vegas, LLC^ 6.625%, 12/01/14	94,705

			49,031,504

		Consumer Staples (7.0%)
1,186,000		Alliance One International, Inc.* 8.500%, 05/15/12	1,230,475
1,031,000		Chattem, Inc.^ 7.000%, 03/01/14	1,036,155
2,156,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,204,510
937,000		Dole Food Company, Inc. 7.250%, 06/15/10	924,116
468,000		8.875%, 03/15/11^	476,190
656,000		NBTY, Inc. 7.125%, 10/01/15	667,480
2,343,000		Pilgrim’s Pride Corp. 7.625%, 05/01/15	2,384,002
843,000		Playtex Products, Inc. 8.000%, 03/01/11	885,150
2,577,000		Reynolds American, Inc. 7.300%, 07/15/15	2,764,508
2,343,000		Smithfield Foods, Inc. 7.750%, 05/15/13	2,448,435
1,171,000		SUPERVALU, Inc. 7.500%, 11/15/14	1,229,550

			16,250,571

		Energy (7.0%)
1,874,000		Arch Western Finance, LLC 6.750%, 07/01/13	1,869,315
1,406,000		Comstock Resources, Inc. 6.875%, 03/01/12	1,381,395
1,406,000		Giant Industries, Inc. 8.000%, 05/15/14	1,476,300
2,038,000		Hanover Compressor Company 9.000%, 06/01/14	2,211,230
3,186,000		Petrohawk Energy Corp. 7.125%, 04/01/12	3,170,070
2,530,000		Petróleo Brasileiro, SA 8.375%, 12/10/18	3,061,300
1,087,000		Superior Energy Services, Inc. 6.875%, 06/01/14	1,108,740
1,874,000		Williams Companies, Inc. 7.750%, 06/15/31	2,028,605

			16,306,955

Schedule of Investments SEMIANNUAL REPORT     79
See accompanying Notes to Schedule of Investments.

High Yield Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Financials (3.6%)
		E*TRADE Financial Corp.
$1,959,000		7.375%, 09/15/13	$2,054,501
1,218,000		7.875%, 12/01/15	1,320,008
937,000		Host Hotels & Resorts, Inc.^ 7.125%, 11/01/13	969,795
2,343,000		Leucadia National Corp. 7.000%, 08/15/13	2,360,572
328,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	334,150
1,249,000		Senior Housing Properties Trust 7.875%, 04/15/15	1,314,573

			8,353,599

		Health Care (3.7%)
1,593,000		Ameripath, Inc. 10.500%, 04/01/13	1,742,344
1,874,000		Angiotech Pharmaceuticals, Inc.^ 7.750%, 04/01/14	1,738,135
1,181,000		Bausch & Lomb, Inc. 7.125%, 08/01/28	1,200,299
2,343,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	2,439,649
141,000		DaVita, Inc.^ 7.250%, 03/15/15	144,877
1,406,000		Vanguard Health Systems, Inc. 9.000%, 10/01/14	1,463,997

			8,729,301

		Industrials (5.6%)
937,000		American Airlines, Inc.^ 7.250%, 02/05/09	953,397
1,406,000		Armor Holdings, Inc. 8.250%, 08/15/13	1,483,330
937,000		Gardner Denver, Inc. 8.000%, 05/01/13	997,905
1,476,000		General Cable Corp.*^ 7.125%, 04/01/17	1,505,520
1,406,000		IKON Office Solutions, Inc.^ 7.750%, 09/15/15	1,479,815
1,231,000		Mobile Mini, Inc. 9.500%, 07/01/13	1,347,539
1,621,000		Terex Corp. 7.375%, 01/15/14	1,702,050
3,397,000		WESCO International, Inc. 7.500%, 10/15/17	3,498,910

			12,968,466

		Information Technology (3.0%)
1,220,000		Advanced Micro Devices, Inc.^ 7.750%, 11/01/12	1,201,700
94,000		Avago Technologies^ 11.875%, 12/01/15	107,865
2,156,000		Freescale Semiconductor, Inc.* 8.875%, 12/15/14	2,169,475
3,186,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	3,432,915

			6,911,955

		Materials (5.3%)
2,343,000		Boise Cascade Company^ 7.125%, 10/15/14	2,343,000
2,812,000		Equistar Chemicals, LP 10.625%, 05/01/11	2,980,720
94,000		Gibraltar Industries, Inc. 8.000%, 12/01/15	95,175
1,687,000	EUR	Ineos Group Holdings, PLC 7.875%, 02/15/16	2,181,300
469,000		8.500%, 02/15/16*^	456,102
1,406,000		Mosaic Company* 7.625%, 12/01/16	1,507,935
890,000		7.375%, 12/01/14	930,050
1,171,000		Terra Industries, Inc.* 7.000%, 02/01/17	1,153,435
511,000		Union Carbide Corp. 7.875%, 04/01/23	547,077
234,000		7.500%, 06/01/25	240,388

			12,435,182

		Telecommunication Services (1.6%)
94,000		Citizens Communications Company 9.000%, 08/15/31	103,635
1,171,000		Leap Wireless International, Inc.^* 9.375%, 11/01/14	1,255,898
2,352,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	2,316,720

			3,676,253

		TOTAL CORPORATE BONDS (Cost $130,372,998)	134,663,786

CONVERTIBLE BONDS (23.4%)
		Consumer Discretionary (5.6%)
1,250,000		General Motors Corp. 6.250%, 07/15/33	1,149,500
2,900,000		Interpublic Group of Companies, Inc.*‡ 5.705%, 06/15/09	3,630,966
1,400,000		K2 Corp. 5.000%, 06/15/10	1,685,250
1,000,000		Lamar Advertising Company^ 2.875%, 12/31/10	1,335,000
2,000,000	GBP	Punch Taverns Redwood Jersey Company, Ltd. 5.000%, 12/14/10	5,328,079

			13,128,795

		Consumer Staples (1.3%)
1,750,000		Church & Dwight Company, Inc. 5.250%, 08/15/33	2,964,062

80     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

High Yield Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Financials (1.0%)
$2,300,000		Prudential Financial, Inc.‡ 2.600%, 11/15/35	$2,451,064

		Health Care (1.1%)
2,200,000		Emdeon Corp.* 3.125%, 09/01/25	2,609,750

		Industrials (6.2%)
2,700,000		FTI Consuting, Inc. 3.750%, 07/15/12	3,736,125
2,250,000		L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	2,444,062
2,000,000		Lockheed Martin Corp.‡ 5.110%, 08/15/33	2,738,940
4,200,000		Roper Industries, Inc. 1.481%, 01/15/34	3,018,750
2,000,000		Trinity Industries, Inc.^ 3.875%, 06/01/36	2,390,000

			14,327,877

		Information Technology (6.1%)
1,500,000		ASM International NV 4.250%, 12/06/11	1,889,250
4,300,000		Electronic Data Systems Corp.^ 3.875%, 07/15/23	4,493,500
2,000,000		Frequency Electronics, Inc.*^ 2.875%, 06/01/13	2,935,000
2,250,000		Linear Technology Corp.*^ 3.000%, 05/01/27	2,325,937
		Mentor Graphics Corp.
1,250,000		6.250%, 03/01/26*	1,529,688
800,000		6.250%, 03/01/26^	979,000

			14,152,375

		Utilities (2.1%)
1,500,000	EUR	International Power, PLC 3.250%, 07/20/13	2,756,633
600,000	GBP	Scottish & Southern Energy, PLC 3.750%, 10/29/09	2,025,227

			4,781,860

		TOTAL CONVERTIBLE BONDS (Cost $46,793,215)	54,415,783

SYNTHETIC CONVERTIBLE SECURITIES (4.6%)
Corporate Bonds (3.9%)
		Consumer Discretionary (1.4%)
63,000		Asbury Automotive Group, Inc.* 7.625%, 03/15/17	63,630
156,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	165,360
63,000		EchoStar DBS Corp. 7.125%, 02/01/16	65,914
94,000	GBP	EMI Group, PLC 9.750%, 05/20/08	194,551
152,000		Expedia, Inc.^ 7.857%, 08/15/18	159,684
		Ford Motor Company
144,000		7.875%, 06/15/10	144,863
94,000		7.450%, 07/16/31^	74,848
64,000		8.625%, 11/01/10	65,568
226,000		GameStop Corp.^ 8.000%, 10/01/12	242,102
		General Motors Corp.^
157,000		7.200%, 01/15/11	150,327
13,000		7.125%, 07/15/13	12,041
		Goodyear Tire & Rubber Company
94,000		7.860%, 08/15/11	98,818
94,000		7.000%, 03/15/28	91,180
79,000		Hanes Brands, Inc.*^‡ 8.735%, 12/15/14	81,568
55,000		Hovnanian Enterprises, Inc.^ 7.750%, 05/15/13	51,425
157,000		Idearc, Inc.* 8.000%, 11/15/16	164,457
53,000		Jarden Corp. 7.500%, 05/01/17	54,524
126,000		Liberty Media Corp. 8.250%, 02/01/30	126,938
157,000		Mandalay Resort Group^ 7.625%, 07/15/13	157,785
47,000		NCL Holding, ASA 10.625%, 07/15/14	47,000
163,000		Oxford Industries, Inc. 8.875%, 06/01/11	169,927
19,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	20,140
94,000		Pinnacle Entertainment, Inc.^ 8.750%, 10/01/13	99,640
9,000		RH Donnelley Financial Corp.* 10.875%, 12/15/12	9,788
141,000		Service Corporation International* 7.500%, 04/01/27	141,705
6,000		Station Casinos, Inc. 6.875%, 03/01/16	5,670
75,000		Vail Resorts, Inc. 6.750%, 02/15/14	76,125
141,000		Warnaco Group, Inc. 8.875%, 06/15/13	150,694
		Warner Music Group
94,000		7.375%, 04/15/14	90,710
63,000	GBP	8.125%, 04/15/14	125,666
		WCI Communities, Inc.^
126,000		6.625%, 03/15/15	119,070
57,000		7.875%, 10/01/13	55,005
6,000		Wynn Las Vegas, LLC^ 6.625%, 12/01/14	6,045

			3,282,768

Schedule of Investments SEMIANNUAL REPORT     81
..
See accompanying Notes to Schedule of Investments

High Yield Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Consumer Staples (0.5%)
$79,000	Alliance One International, Inc.* 8.500%, 05/15/12	$81,962
69,000	Chattem, Inc.^ 7.000%, 03/01/14	69,345
144,000	Constellation Brands, Inc. 7.250%, 09/01/16	147,240
	Dole Food Company, Inc.
63,000	7.250%, 06/15/10	62,134
31,000	8.875%, 03/15/11^	31,543
44,000	NBTY, Inc. 7.125%, 10/01/15	44,770
157,000	Pilgrim’s Pride Corp. 7.625%, 05/01/15	159,747
57,000	Playtex Products, Inc. 8.000%, 03/01/11	59,850
173,000	Reynolds American, Inc. 7.300%, 07/15/15	185,588
157,000	Smithfield Foods, Inc. 7.750%, 05/15/13	164,065
79,000	SUPERVALU, Inc. 7.500%, 11/15/14	82,950

		1,089,194

	Energy (0.5%)
126,000	Arch Western Finance, LLC 6.750%, 07/01/13	125,685
94,000	Comstock Resources, Inc. 6.875%, 03/01/12	92,355
94,000	Giant Industries, Inc. 8.000%, 05/15/14	98,700
137,000	Hanover Compressor Company 9.000%, 06/01/14	148,645
214,000	Petrohawk Energy Corp. 7.125%, 04/01/12	212,930
170,000	Petróleo Brasileiro, SA 8.375%, 12/10/18	205,700
73,000	Superior Energy Services, Inc. 6.875%, 06/01/14	74,460
126,000	Williams Companies, Inc. 7.750%, 06/15/31	136,395

		1,094,870

	Financials (0.2%)
	E*TRADE Financial Corp.
131,000	7.375%, 09/15/13	137,386
82,000	7.875%, 12/01/15	88,868
63,000	Host Hotels & Resorts, Inc.^ 7.125%, 11/01/13	65,205
157,000	Leucadia National Corp. 7.000%, 08/15/13	158,177
22,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	22,413
84,000	Senior Housing Properties Trust 7.875%, 04/15/15	88,410

		560,459

	Health Care (0.2%)
107,000	Ameripath, Inc. 10.500%, 04/01/13	117,031
126,000	Angiotech Pharmaceuticals, Inc.^ 7.750%, 04/01/14	116,865
79,000	Bausch & Lomb, Inc. 7.125%, 08/01/28	80,291
157,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	163,476
9,000	DaVita, Inc.^ 7.250%, 03/15/15	9,248
94,000	Vanguard Health Systems, Inc. 9.000%, 10/01/14	97,877

		584,788

	Industrials (0.4%)
63,000	American Airlines, Inc.^ 7.250%, 02/05/09	64,103
94,000	Armor Holdings, Inc. 8.250%, 08/15/13	99,170
63,000	Gardner Denver, Inc. 8.000%, 05/01/13	67,095
99,000	General Cable Corp.*^ 7.125%, 04/01/17	100,980
94,000	IKON Office Solutions, Inc.^ 7.750%, 09/15/15	98,935
82,000	Mobile Mini, Inc. 9.500%, 07/01/13	89,763
109,000	Terex Corp. 7.375%, 01/15/14	114,450
228,000	WESCO International, Inc. 7.500%, 10/15/17	234,840

		869,336

	Information Technology (0.2%)
82,000	Advanced Micro Devices, Inc.^ 7.750%, 11/01/12	80,770
6,000	Avago Technologies^ 11.875%, 12/01/15	6,885
144,000	Freescale Semiconductor, Inc.* 8.875%, 12/15/14	144,900
214,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	230,585

		463,140

	Materials (0.4%)
157,000	Boise Cascade Company^ 7.125%, 10/15/14	157,000
188,000	Equistar Chemicals, LP 10.625%, 05/01/11	199,280
82     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Schedule of Investments.

High Yield Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

$6,000		Gibraltar Industries, Inc. 8.000%, 12/01/15	$6,075
113,000	EUR	Ineos Group Holdings, PLC 7.875%, 02/15/16	146,110
31,000		8.500%, 02/15/16*^	30,147
94,000		Mosaic Company* 7.625%, 12/01/16	100,815
60,000		7.375%, 12/01/14	62,700
79,000		Terra Industries, Inc.* 7.000%, 02/01/17	77,815
34,000		Union Carbide Corp. 7.875%, 04/01/23	36,400
16,000		7.500%, 06/01/25	16,437

			832,779

		Telecommunication Services (0.1%)
6,000		Citizens Communications Company 9.000%, 08/15/31	6,615
79,000		Leap Wireless International, Inc.^* 9.375%, 11/01/14	84,728
158,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	155,630

			246,973

		TOTAL CORPORATE BONDS	9,024,307

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.7%)
	Consumer Discretionary (0.2%)
250	Coach, Inc.# Call, 01/17/09, Strike $50.00	216,250
20	Garmin, Ltd.# Call, 01/19/09, Strike $55.00	24,200
370	Nike, Inc.# Call, 01/17/09, Strike $55.00	242,350

		482,800

	Consumer Staples (0.0%)
85	Kroger Company# Call, 01/17/09, Strike $30.00	31,025

	Financials (0.3%)
5	Chicago Mercantile Exchange Holdings, Inc.# Call, 01/19/08, Strike $510.00	28,825
120	Franklin Resouces, Inc.# Call, 01/17/09, Strike $125.00	295,200
35	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	126,000
20	Lehman Brothers Holdings, Inc.# Call, 01/19/08, Strike $75.00	16,800
65	Merrill Lynch & Company, Inc.# Call, 01/17/09, Strike $90.00	87,100
30	Call, 01/19/08, Strike $85.00	33,450

		587,375

	Health Care (0.0%)
15	Allergan, Inc.# Call, 01/19/08, Strike $110.00	28,050

	Information Technology (0.2%)
15	Apple Computer, Inc.# Call, 01/19/08, Strike $90.00	27,450
500	Cisco Systems, Inc.# Call, 01/17/09, Strike $27.50	225,000
50	Hewlett-Packard Company# Call, 01/19/08, Strike $40.00	26,500
190	Infosys Technologies Ltd.# Call, 01/17/09, Strike $60.00	133,000
50	Motorola, Inc.# Call, 01/19/08, Strike $22.50	1,875

		413,825

	Telecommunication Services (0.0%)
25	America Movil, SA de CV# Call, 01/17/09, Strike $50.00	27,500
15	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	22,350

		49,850

	TOTAL OPTIONS	1,592,925

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $10,463,472)	10,617,232

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (12.4%)
	Consumer Discretionary (0.5%)
6,000	Ford Motor Company Capital Trust II 6.500%	214,800
800	Stanley Works‡ 6.975%	858,700

		1,073,500

	Consumer Staples (1.3%)
2,000	Universal Corp. 6.750%	2,963,500

	Financials (6.7%)
70,000	Citigroup, Inc. (Genworth Financial, Inc.)¥‡ 5.683%	2,362,500
2,500	Fortis Insurance, N.V. (Assurant, Inc.)*¥ 7.750%	3,638,477
100,000	Lazard, Ltd. 6.625%	4,626,000
40,000	Lehman Brothers Holdings, Inc. (General Mills, Inc.)¥ 6.250%	1,128,000
Schedule of Investments SEMIANNUAL REPORT     83
See accompanying Notes to Schedule of Investments.

High Yield Fund
SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

NUMBER OF
SHARES			VALUE

120,000		MetLife, Inc. 6.375%	$3,946,800

			15,701,777

		Health Care (1.4%)
45,000		Schering-Plough Corp. 6.000%	3,245,850

		Industrials (1.1%)
600,000	GBP	BAE Systems, PLC 7.750%	2,603,468

		Materials (1.4%)
20,750		Freeport-McMoRan Copper & Gold, Inc. 6.750%	2,252,205
130	CHF	Givaudan SA 5.375%	1,102,994

			3,355,199

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,882,760)	28,943,294

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.2%)
	Financials (0.2%)
140	S & P 500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $728,420)	396,900

PRINCIPAL
AMOUNT		VALUE

SHORT-TERM INVESTMENT (0.3%)
	Commercial Paper (0.3%)
$842,000	Citigroup, Inc. 5.250%, 05/01/07 (Cost $842,000)	842,000

NUMBER OF
SHARES		VALUE

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (17.3%)
40,185,000	Bank of New York Institutional Cash Reserve Fund 5.378% (Cost $40,185,000)	40,185,000

TOTAL INVESTMENTS (116.1%) (Cost $252,267,865)		270,063,995

PAYABLE UPON RETURN OF SECURITIES LOANED (–17.3%)		(40,185,000)

OTHER ASSETS, LESS LIABILITIES (1.2%)		2,783,381

NET ASSETS (100.0%)		$232,662,376

NOTES TO SCHEDULE OF INVESTMENTS

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (‘‘QIBs’’), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $27,668,943 or 11.9% of net assets.

#	Non-income producing security.

‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2007.

^	Security, or portion of security, is on loan.
FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
Note:  Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
84     SEMIANNUAL REPORT Schedule of Investments
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

	Growth	Growth and	Value	Blue Chip	Multi-Fund
April 30, 2007 (unaudited)	Fund	Income Fund	Fund	Fund	Blend

ASSETS
Investments, at value (cost $15,850,890,780, $6,410,918,902, $135,061,501, $151,468,604, respectively) *	$19,066,670,015	$7,270,169,347	$162,019,053	$178,629,225	$—
Investments in affiliated funds (cost $25,004,729)	—	—	—	—	26,212,486
Cash with custodian (interest bearing)	—	4,478,881	182	796	34,505
Due from investment adviser	—	—	—	—	22,039
Foreign currency (cost $14,799, $449,966, respectively)	13,340	449,933	—	—	—
Accrued interest and dividends	1,684,071	16,001,878	46,805	89,605	—
Receivable for investments sold	136,875,631	1,268,835	1,859,250	554,479	—
Receivable for fund shares sold	33,329,204	7,771,105	76,225	49,117	421,549
Prepaid expenses	110,617	120,868	22,007	34,833	31,992
Deferred offering costs	—	—	—	—	28,172
Other assets	222,723	98,173	33,838	25,755	4,419

Total assets	19,238,905,601	7,300,359,020	164,057,360	179,383,810	26,755,162

LIABILITIES AND NET ASSETS
Due to custodian	12,341,325	—	—	—	—
Payables:
Cash collateral for securities loaned	3,398,449,000	842,033,000	23,682,000	22,362,000	—
Investments purchased	262,248,529	37,442,268	1,148,675	1,285,791	30,957
Fund shares redeemed	83,860,750	22,814,774	139,735	168,049	18,481
Affiliates:
Investment advisory fees	10,162,963	3,500,143	112,883	126,985	—
Distribution fees	1,007,219	515,448	7,230	7,081	2,128
Deferred compensation to Trustees	222,723	98,173	33,838	25,755	4,419
Financial accounting fees	148,201	61,047	1,303	1,465	239
Trustees fees and officer compensation	4,013	1,984	290	203	170
Other accounts payable and accrued liabilities	3,511,398	1,154,664	33,340	29,483	20,379

Total liabilities	3,771,956,121	907,621,501	25,159,294	24,006,812	76,773

NET ASSETS	$15,466,949,480	$6,392,737,519	$138,898,066	$155,376,998	$26,678,389

ANALYSIS OF NET ASSETS
Paid in capital	$11,041,466,931	$5,180,264,866	$108,116,565	$122,397,606	$25,221,579
Undistributed net investment income (loss)	(64,545,505)	(59,681,093)	(41,386)	35,629	(34,442)
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,274,259,078	412,894,183	3,864,719	5,783,142	283,495
Unrealized appreciation (depreciation) of investments and foreign currency translations	3,215,768,976	859,259,563	26,958,168	27,160,621	1,207,757

NET ASSETS	$15,466,949,480	$6,392,737,519	$138,898,066	$155,376,998	$26,678,389

CLASS A SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$10,791,509,659	$3,355,946,730	$96,574,715	$110,982,885	$14,421,378
Shares outstanding	188,600,768	103,315,302	6,976,033	8,227,075	1,228,280
Net asset value and redemption price per share	$57.22	$32.48	$13.84	$13.49	$11.74

Maximum offering price per share (Net asset value, plus 4.99% of net asset value or 4.75% of offering price)	$60.07	$34.10	$14.53	$14.16	$12.33

CLASS B SHARES (no par value: unlimited number of shares authorized)**^
Net assets applicable to shares outstanding	$1,218,229,744	$725,427,611	$11,723,333	$8,673,566	$3,715,040
Shares outstanding	20,876,743	19,980,311	883,853	657,067	318,423
Net asset value, offering price and redemption price per share	$58.35	$36.31	$13.26	$13.20	$11.67

CLASS C SHARES (no par value: unlimited number of shares authorized)**^
Net assets applicable to shares outstanding	$3,318,716,999	$2,164,008,399	$16,297,837	$14,831,064	$8,391,912
Shares outstanding	61,485,196	66,224,998	1,229,485	1,123,010	719,318
Net asset value, offering price and redemption price per share	$53.98	$32.68	$13.26	$13.21	$11.67

CLASS I SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$138,386,374	$147,250,868	$14,197,165	$20,784,139	$44,732
Shares outstanding	2,260,877	4,622,842	1,010,173	1,533,548	3,803
Net asset value, offering price and redemption price per share	$61.21	$31.85	$14.05	$13.55	$11.76

CLASS R SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$106,704	$103,911	$105,016	$105,344	$105,327
Shares outstanding	1,866	3,202	7,587	7,813	8,977
Net asset value, offering price and redemption price per share	$57.19	$32.45	$13.84	$13.48	$11.73

*	Including securities on loan with a value of $3,252,306,251, $812,067,863, $22,798,654, $21,574,980 for the Growth Fund, Growth and Income Fund, Value Fund, and Blue Chip Fund, respectively.

**	Redemption price may be reduced by contingent deferred sales change.

^	Redemption price may be reduced by a redemption fee.
Statements of Assets and Liabilities SEMIANNUAL REPORT     85
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

	Global
	Growth and	International	Global Equity
April 30, 2007 (unaudited)	Income Fund	Growth Fund	Fund

ASSETS
Investments, at value (cost $1,030,946,837, $299,851,874, $34,356,517, respectively)*	$1,191,337,696	$378,210,036	$36,999,619
Cash with custodian (interest bearing)	337,703	895	905
Due from investment adviser	—	—	8,092
Foreign currency (cost $10,245,756, $208,574, $16,867, respectively)	10,035,788	207,442	16,827
Accrued interest and dividends	2,827,572	896,781	52,754
Receivable for investments sold	11,140,875	2,797,189	—
Receivable for fund shares sold	4,027,301	637,422	29,744
Net unrealized appreciation on forward foreign currency contracts	813,374	—	—
Prepaid expenses	46,278	46,562	1,591
Deferred offering costs	—	—	138,142
Other assets	39,779	15,859	2,276

Total assets	1,220,606,366	382,812,186	37,249,950

LIABILITIES AND NET ASSETS
Net unrealized depreciation forward contracts	—	12,948	—
Payables:
Cash collateral for securities loaned	97,299,000	—	—
Investments purchased	26,330,232	4,016,930	—
Fund shares redeemed	2,665,762	753,160	—
Payable for offering and organizational fees	—	—	102,563
Affiliates:
Investment advisory fees	856,168	317,368	28,956
Distribution fees	78,539	20,996	1,524
Deferred compensation to Trustees	39,779	15,859	2,276
Financial accounting fees	10,188	3,540	334
Trustees fees and officer compensation	523	275	216
Other accounts payable and accrued liabilities	277,039	109,740	13,510

Total liabilities	127,557,230	5,250,816	149,379

NET ASSETS	$1,093,049,136	$377,561,370	$37,100,571

ANALYSIS OF NET ASSETS
Paid in capital	$897,555,629	$284,772,930	$34,409,812
Undistributed net investment income (loss)	(783,322)	13,263	50,684
Accumulated net realized gain (loss) on investments and foreign currency transactions	35,259,995	14,429,873	(2,578)
Unrealized appreciation (depreciation) of investments and foreign currency translations	161,016,834	78,345,304	2,642,653

NET ASSETS	$1,093,049,136	$377,561,370	$37,100,571

CLASS A SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$546,096,374	$207,227,615	$32,484,141
Shares outstanding	49,132,179	13,367,517	2,986,137
Net asset value and redemption price per share	$11.11	$15.50	$10.88

Maximum offering price per share (Net asset value, plus 4.99% of net asset value or 4.75% of offering price)	$11.66	$16.27	$11.42

CLASS B SHARES (no par value: unlimited number of shares authorized)**^
Net assets applicable to shares outstanding	$82,701,849	$29,784,009	$1,198,529
Shares outstanding	7,202,788	1,942,288	110,313
Net asset value, offering price and redemption price per share	$11.48	$15.33	$10.86

CLASS C SHARES (no par value: unlimited number of shares authorized)**^
Net assets applicable to shares outstanding	$350,101,005	$70,384,628	$1,157,933
Shares outstanding	32,345,210	4,596,151	106,578
Net asset value, offering price and redemption price per share	$10.82	$15.31	$10.86

CLASS I SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$114,045,374	$70,055,906	$1,172,592
Shares outstanding	10,187,175	4,511,185	107,772
Net asset value, offering price and redemption price per share	$11.20	$15.53	$10.88

CLASS R SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$104,534	$109,212	$1,087,377
Shares outstanding	9,407	7,047	100,000
Net asset value, offering price and redemption price per share	$11.11	$15.50	$10.87

*	Including securities on loan with a value of $101,306,915 for the Global Growth & Income Fund.

**	Redemption price may be reduced by contingent deferred sales change.

^	Redemption price may be reduced by a redemption fee.
86     SEMIANNUAL REPORT Statements of Assets and Liabilities
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

	Convertible	Market Neutral	High Yield
April 30, 2007 (unaudited)	Fund	Income Fund	Fund

ASSETS
Investments, at value* (cost $866,134,318, $1,163,817,495, $252,267,865, respectively)	$937,045,127	$1,204,116,484	$270,063,995
Cash with custodian (interest bearing)	851,092	11,526,019	135,389
Restricted cash for open options (interest bearing)	—	150,000	150,000
Restricted cash for short positions (interest bearing)	—	379,232,605	—
Foreign currency (cost $22,498)	—	—	22,497
Accrued interest and dividends	2,381,581	5,250,220	3,578,254
Receivable for investments sold	—	17,905,713	—
Receivable for fund shares sold	13,126	10,436,792	210,797
Net unrealized appreciation on forward foreign currency contracts	72,870	—	—
Prepaid expenses	2,870	32,564	22,441
Other assets	42,974	39,210	35,361

Total assets	940,409,640	1,628,689,607	274,218,734

LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds $343,874,848)	—	379,526,289	—
Options written, at value (premium $7,097,598)	—	13,294,575	—
Payables:
Cash collateral for securities loaned	167,714,000	—	40,185,000
Investments purchased	6,660,277	11,024,995	220,139
Fund shares redeemed	2,756,893	2,545,867	894,035
Affiliates:
Investment advisory fees	462,403	692,447	143,481
Distribution fees	69,487	86,357	17,156
Deferred compensation to Trustees	42,974	39,210	35,361
Financial accounting fees	7,284	11,199	2,208
Trustees fees and officer compensation	367	594	226
Other accounts payable and accrued liabilities	163,917	272,555	58,752

Total liabilities	177,877,602	407,494,088	41,556,358

NET ASSETS	$762,532,038	$1,221,195,519	$232,662,376

ANALYSIS OF NET ASSETS
Paid in capital	$650,214,047	$1,226,100,068	$210,441,751
Undistributed net investment income (loss)	(26,566,031)	3,006,325	270,489
Accumulated net realized gain (loss) on investments, written options and foreign currency transactions	67,895,432	(6,361,445)	4,139,184
Unrealized appreciation (depreciation) of investments, written options and foreign currency translations	70,988,590	(1,549,429)	17,810,952

NET ASSETS	$762,532,038	$1,221,195,519	$232,662,376

CLASS A SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$318,387,351	$757,156,758	$140,016,706
Shares outstanding	16,317,306	58,274,719	12,702,120
Net asset value and redemption price per share	$19.51	$12.99	$11.02

Maximum offering price per share (Net asset value, plus 4.99% of net asset value or 4.75% of offering price)	$20.48	$13.64	$11.57

CLASS B SHARES (no par value: unlimited number of shares authorized)**^
Net assets applicable to shares outstanding	$140,769,007	$50,249,809	$33,047,012
Shares outstanding	6,195,398	3,706,581	2,915,386
Net asset value, offering price and redemption price per share	$22.72	$13.56	$11.34

CLASS C SHARES (no par value: unlimited number of shares authorized)**^
Net assets applicable to shares outstanding	$283,192,381	$391,975,221	$56,710,873
Shares outstanding	14,478,562	29,788,003	5,028,180
Net asset value, offering price and redemption price per share	$19.56	$13.16	$11.28

CLASS I SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$20,080,268	$21,712,086	$2,785,051
Shares outstanding	1,088,105	1,684,587	252,677
Net asset value, offering price and redemption price per share	$18.45	$12.89	$11.02

CLASS R SHARES (no par value: unlimited number of shares authorized)^
Net assets applicable to shares outstanding	$103,031	$101,645	$102,734
Shares outstanding	5,285	7,827	9,329
Net asset value, offering price and redemption price per share	$19.49	$12.99	$11.01

*	Including securities on loan with a value of $162,515,085 and $38,877,492 for the Convertible Fund and High Yield Fund, respectively.

**	Redemption price may be reduced by contingent deferred sales change.

^	Redemption price may be reduced by a redemption fee.
Statements of Assets and Liabilities SEMIANNUAL REPORT     87
See accompanying Notes to Financial Statements.

Statements of Operations

	Growth	Growth and	Value
	Fund	Income Fund	Fund
	(unaudited)	(unaudited)	(unaudited)
	Period Ended	Period Ended	Period Ended
	April 30, 2007	April 30, 2007	April 30, 2007

INVESTMENT INCOME
Interest	$4,883,232	$42,686,355	$52,838
Dividends	43,211,546	30,821,210	1,001,871
Securities lending income	1,888,099	412,253	5,942

Total investment income*	49,982,877	73,919,818	1,060,651

EXPENSES
Investment advisory fees	64,819,312	21,577,741	691,233
Distribution fees
Class A	14,482,256	4,354,414	125,562
Class B	6,178,707	3,630,514	55,511
Class C	17,380,580	10,816,933	79,826
Class R	85	83	84
Financial accounting fees	932,760	370,314	7,847
Transfer agent fees	8,797,262	2,949,782	44,215
Printing and mailing fees	1,497,634	366,853	4,482
Accounting fees	435,425	174,945	7,105
Custodian fees	334,333	112,791	6,753
Registration fees	234,239	113,186	25,199
Trustees’ fees and officer compensation	173,005	72,382	7,570
Audit fees	161,044	81,771	11,019
Legal fees	102,860	141,381	5,182
Other	255,014	85,760	4,600

Total expenses	115,784,516	44,848,850	1,076,188
Less earnings credit	(194,202)	(70,125)	(906)

Net expenses	115,590,314	44,778,725	1,075,282

NET INVESTMENT INCOME (LOSS)	(65,607,437)	29,141,093	(14,631)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,300,559,298	385,980,252	3,870,505
Foreign currency transactions	451,762	(597,259)	(5,541)
Change in net unrealized appreciation/depreciation on:
Investments	(60,413,155)	(64,182,115)	5,334,294
Foreign currency translations	(10,260)	7,584	266

NET GAIN (LOSS) ON INVESTMENTS	1,240,587,645	321,208,462	9,199,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,174,980,208	$350,349,555	$9,184,893

*	Net of foreign taxes withheld of $605,868, $81,103, and $20,707 for Growth Fund, Growth and Income Fund, and Value Fund, respectively.
See accompanying Notes to Financial Statements.
SEMIANNUAL REPORT     Statements of Operations

Statements of Operations

	Blue Chip	Multi-Fund
	Fund	Blend*
	(unaudited)	(unaudited)
	Period Ended	Period Ended
	April 30, 2007	April 30, 2007

INVESTMENT INCOME
Interest	$57,955	$—
Dividends	1,396,912	39,938 #
Securities lending income	6,831	—

Total investment income	1,461,698	39,938

EXPENSES
Investment advisory fees	754,718	—
Distribution fees
Class A	134,944	11,596
Class B	42,003	9,583
Class C	74,065	29,046
Class R	83	85
Financial accounting fees	8,568	969
Transfer agent fees	38,432	8,196
Printing and mailing fees	5,705	1,397
Accounting fees	7,438	3,919
Custodian fees	5,362	1,125
Registration fees	26,143	511
Trustees’ fees and officer compensation	8,269	6,863
Audit fees	11,316	10,809
Legal fees	5,251	3,522
Offering fees	—	87,816
Other	4,533	1,763

Total expenses	1,126,830	177,200
Less expense waived	—	(105,529)
Less earnings credit	(42)	—

Net expenses	1,126,788	71,671

NET INVESTMENT INCOME (LOSS)	334,910	(31,733)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,818,283	3,607
Distributions from affiliated investment companies	—	279,888
Change in net unrealized appreciation/depreciation on:
Investments	3,296,951	937,957

NET GAIN (LOSS) ON INVESTMENTS	9,115,234	1,221,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,450,144	$1,189,719

*	Multi-Fund Blend commenced operations on June 28, 2006.

#	Income from affiliates.
See accompanying Notes to Financial Statements.
Statements of Operations     SEMIANNUAL REPORT

Statements of Operations

	Global	International
	Growth and	Growth	Global Equity
	Income Fund	Fund	Fund**
	(unaudited)	(unaudited)	(unaudited)
	Period Ended	Period Ended	Period Ended
	April 30, 2007	April 30, 2007	April 30, 2007

INVESTMENT INCOME
Interest	$6,070,401	$107,107	$32,255
Dividends	3,785,637	2,795,042	117,315
Securities lending income	43,010	—	—

Total investment income*	9,899,048	2,902,149	149,570

EXPENSES
Investment advisory fees	4,618,469	1,674,369	54,291
Performance fees***	—	74,133	—
Distribution fees
Class A	624,049	229,365	11,814
Class B	359,010	120,412	1,783
Class C	1,556,639	316,076	1,755
Class R	84	86	864
Financial accounting fees	53,775	19,014	630
Transfer agent fees	418,516	123,050	5,280
Printing and mailing fees	63,870	14,845	2,100
Accounting fees	28,354	12,270	1,423
Custodian fees	90,635	64,100	1,920
Registration fees	65,620	36,737	—
Trustees’ fees and officer compensation	16,092	10,047	2,700
Audit fees	24,281	14,824	2,400
Legal fees	35,050	6,177	1,020
Organizational and offering fees	—	—	35,454
Other	12,066	8,520	420

Total expenses	7,966,510	2,724,025	123,854
Less expense waived	—	—	(24,968)
Less earnings credit	(3,008)	(3,611)	—

Net expenses	7,963,502	2,720,414	98,886

NET INVESTMENT INCOME (LOSS)	1,935,546	181,735	50,684

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	44,447,983	18,586,253	6,204
Foreign currency transactions	(13,392,542)	783,998	(8,782)
Change in net unrealized appreciation/depreciation on:
Investments	42,524,600	32,873,780	2,643,102
Foreign currency translations	5,622,576	(74,810)	(449)

NET GAIN (LOSS) ON INVESTMENTS	79,202,617	52,169,221	2,640,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,138,163	$52,350,956	$2,690,759

*	Net of foreign taxes withheld of $190,583, $156,615, and $8,120 for Global Growth and Income Fund, International Growth Fund, and Global Equity Fund respectively.

**	Global Equity Fund commenced operations on March 1, 2007.

***	Performance fees are only in effect for International Growth Fund.
See accompanying Notes to Financial Statements.
SEMIANNUAL REPORT     Statements of Operations

Statements of Operations

	Convertible	Market Neutral	High Yield
	Fund	Income Fund	Fund
	(unaudited)	(unaudited)	(unaudited)
	Period Ended	Period Ended	Period Ended
	April 30, 2007	April 30, 2007	April 30, 2007

INVESTMENT INCOME
Interest	$8,194,567	$20,283,759	$7,344,156
Dividends	4,265,129	5,192,392	622,209
Securities lending income	141,180	—	26,024

Total investment income*	12,600,876	25,476,151	7,992,389

EXPENSES
Investment advisory fees	2,921,334	3,658,832	900,266
Distribution fees
Class A	422,065	757,925	181,575
Class B	731,629	237,268	163,305
Class C	1,476,626	1,721,535	297,658
Class R	83	83	83
Financial accounting fees	45,356	57,580	13,624
Transfer agent fees	342,520	400,565	89,450
Printing and mailing fees	59,733	58,257	12,601
Accounting fees	24,477	30,101	9,781
Custodian fees	18,262	22,279	10,791
Registration fees	26,388	73,878	33,067
Trustees’ fees and officer compensation	14,859	16,830	9,188
Audit fees	15,020	25,859	12,083
Legal fees	9,137	9,539	5,804
Dividend expense on short positions	—	556,306	—
Other	14,948	8,052	6,014

Total expenses	6,122,437	7,634,889	1,745,290
Less earnings credit	(6,697)	(21,966)	(2,088)

Net expenses	6,115,740	7,612,923	1,743,202

NET INVESTMENT INCOME (LOSS)	6,485,136	17,863,228	6,249,187

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	64,374,741	19,204,414	4,167,926
Foreign currency transactions	(1,223,287)	—	(16,182)
Written options	—	8,989,119	—
Short positions	—	(6,934,215)	—
Change in net unrealized appreciation/depreciation on:
Investments	(29,135,076)	27,848,445	5,444,781
Foreign currency translations	509,532	—	10,217
Written options	—	(3,397,183)	—
Short positions	—	(26,903,693)	—

NET GAIN (LOSS) ON INVESTMENTS	34,525,910	18,806,887	9,606,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,011,046	$36,670,115	$15,855,929

*	Net of foreign taxes withheld of $3,692 for Convertible Fund.
See accompanying Notes to Financial Statements.
Statements of Operations     SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Growth Fund			Growth and Income Fund
	(unaudited)			(unaudited)
	Six Months Ended	Period Ended	Year Ended	Six Months Ended	Period Ended	Year Ended
	April 30, 2007	October 31, 2006#	March 31, 2006	April 30, 2007	October 31, 2006#	March 31, 2006

OPERATIONS
Net investment income (loss)	$(65,607,437)	$(99,144,751)	$(128,402,081)	$29,141,093	$37,970,382	$53,356,345
Net realized gain (loss) from investments and foreign currency transactions	1,301,011,060	(25,700,498)	933,947,228	385,382,993	153,887,472	342,647,629
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	(60,423,415)	(1,069,371,877)	2,574,467,696	(64,174,531)	(98,396,738)	414,891,092

Net increase (decrease) in net assets resulting from operations	1,174,980,208	(1,194,217,126)	3,380,012,843	350,349,555	93,461,116	810,895,066

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(28,810,892)	(47,140,610)	(55,237,151)
Class B	—	—	—	(2,422,084)	(5,203,888)	(6,872,626)
Class C	—	—	—	(9,320,137)	(18,055,258)	(22,051,884)
Class I	—	—	—	(1,492,952)	(2,268,191)	(2,454,856)
Class R	—	—	—	(289)	—	—
Net realized gains
Class A	(440,815,762)	—	(521,184,284)	(187,949,745)	—	(70,888,905)
Class B	(44,394,870)	—	(52,244,348)	(35,198,049)	—	(15,245,562)
Class C	(138,251,320)	—	(158,775,320)	(115,173,564)	—	(44,942,224)
Class I	(4,732,416)	—	(6,687,294)	(8,305,941)	—	(3,243,985)
Class R	—	—	—	—	—	—

Total distributions	(628,194,368)	—	(738,891,246)	(388,673,653)	(72,667,947)	(220,937,193)

CAPITAL SHARE TRANSACTIONS	(2,790,577,795)	(1,113,356,168)	2,910,618,652	(172,876,192)	249,254,258	826,585,343

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,243,791,955)	(2,307,573,294)	5,551,740,249	(211,200,290)	270,047,427	1,416,543,216

NET ASSETS
Beginning of period	$17,710,741,435	$20,018,314,729	$14,466,574,480	$6,603,937,809	$6,333,890,382	$4,917,347,166

End of period	15,466,949,480	17,710,741,435	20,018,314,729	6,392,737,519	6,603,937,809	6,333,890,382

Undistributed net investment income (loss)	$(64,545,505)	$1,061,932	$(291,991)	$(59,681,093)	$(46,775,832)	$(33,709,334)

#	The Funds’ fiscal year end was changed to October 31. The fiscal period ended October 31, 2006 includes seven months, from April 1, 2006, through October 31, 2006.
See accompanying Notes to Financial Statements.
SEMIANNUAL REPORT     Statements of Changes in Net Assets

Statements of Changes in Net Assets

	Value Fund			Blue Chip Fund
	(unaudited)			(unaudited)
	Six Months Ended	Period Ended	Year Ended	Six Months Ended	Period Ended	Year Ended
	April 30, 2007	October 31, 2006#	March 31, 2006	April 30, 2007	October 31, 2006#	March 31, 2006

OPERATIONS
Net investment income (loss)	$(14,631)	$(130,091)	$(45,492)	$334,910	$163,039	$40,171
Net realized gain (loss) from investments and foreign currency transactions	3,864,964	2,287,633	7,248,534	5,818,283	233,119	1,269,737
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	5,334,560	3,446,383	6,680,443	3,296,951	6,521,844	11,042,032
Net increase (decrease) in net assets resulting from operations	9,184,893	5,603,925	13,883,485	9,450,144	6,918,002	12,351,940

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(338,298)	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	(130,707)	—	—
Class R	—	—	—	—	—	—
Net realized gains
Class A	(5,167,292)	—	(3,557,954)	(312,872)	—	—
Class B	(530,973)	—	(371,961)	(24,167)	—	—
Class C	(820,715)	—	(578,664)	(43,839)	—	—
Class I	(381,974)	—	(149,683)	(56,500)	—	—
Class R	—	—	—	—	—	—

Total distributions	(6,900,954)	—	(4,658,262)	(906,383)	—	—

CAPITAL SHARE TRANSACTIONS	3,128,470	4,293,282	2,483,124	229,034	3,569,362	24,713,790

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,412,409	9,897,207	11,708,347	8,772,795	10,487,364	37,065,730

NET ASSETS
Beginning of period	$133,485,657	$123,588,450	$111,880,103	$146,604,203	$136,116,839	$99,051,109

End of period	138,898,066	133,485,657	123,588,450	155,376,998	146,604,203	136,116,839

Undistributed net investment income (loss)	$(41,386)	$(26,755)	$(30,674)	$35,629	$169,724	$6,685

#	The Funds’ fiscal year end was changed to October 31. The fiscal period ended October 31, 2006 includes seven months, from April 1, 2006, through October 31, 2006.
See accompanying Notes to Financial Statements.
Statements of Changes in Net Assets     SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Multi-Fund Blend*		Global Growth and Income Fund
	(unaudited)		(unaudited)
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Year Ended
	April 30, 2007	October 31, 2006#	April 30, 2007	October 31, 2006#	March 31, 2006

OPERATIONS
Net investment income (loss)	$(31,733)	$(7,395)	$1,935,546	$1,650,505	$4,377,612
Net realized gain (loss) from investments and foreign currency transactions	283,495	—	31,055,441	11,327,632	35,632,224
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	937,957	269,800	48,147,176	17,066,816	68,436,254

Net increase (decrease) in net assets resulting from operations	1,189,719	262,405	81,138,163	30,044,953	108,446,090

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(3,967,008)	(7,183,536)
Class B	—	—	—	(419,662)	(820,770)
Class C	—	—	—	(1,924,568)	(3,446,721)
Class I	—	—	—	(305,205)	(448,029)
Class R	—	—	—	—	—
Net realized gains
Class A	—	—	(14,671,144)	—	(4,358,017)
Class B	—	—	(1,954,079)	—	(561,431)
Class C	—	—	(9,133,525)	—	(2,471,105)
Class I	—	—	(1,235,124)	—	(281,411)
Class R	—	—	—	—	—

Total distributions	—	—	(26,993,872)	(6,616,443)	(19,571,020)

CAPITAL SHARE TRANSACTIONS	18,784,074	6,442,191	214,994,612	110,804,531	286,188,389

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,973,793	6,704,596	269,138,903	134,233,041	375,063,459

NET ASSETS
Beginning of period	$6,704,596	$—	$823,910,233	$689,677,192	$314,613,733

End of period	26,678,389	6,704,596	1,093,049,136	823,910,233	689,677,192

Undistributed net investment income (loss)	$(34,442)	$(2,709)	$(783,322)	$(2,718,868)	$(2,232,381)

*	Multi-Fund Blend commenced operations on June 28, 2006.

#	The Funds’ fiscal year end was changed to October 31. The fiscal period ended October 31, 2006 includes seven months, from April 1, 2006, through October 31, 2006.
See accompanying Notes to Financial Statements.
SEMIANNUAL REPORT     Statements of Changes in Net Assets

Statements of Changes in Net Assets

	International Growth			Global Equity
	Fund			Fund**
	(unaudited)			(unaudited)
	Six Months Ended	Period Ended	Year Ended	Period Ended
	April 30, 2007	October 31, 2006#	March 31, 2006	April 30, 2007

OPERATIONS
Net investment income (loss)	$181,735	$568,305	$901,835	$50,684
Net realized gain (loss) from investments and foreign currency transactions	19,370,251	(5,174,265)	1,088,901	(2,578)
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	32,798,970	8,648,883	38,350,207	2,642,653

Net increase (decrease) in net assets resulting from operations	52,350,956	4,042,923	40,340,943	2,690,759

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(637,344)	—	(596,147)	—
Class B	—	—	(20,589)	—
Class C	—	—	(69,316)	—
Class I	(351,112)	—	(55,999)	—
Class R	—	—	—	—
Net realized gains
Class A	(533,838)	—	—	—
Class B	(64,008)	—	—	—
Class C	(187,087)	—	—	—
Class I	(191,289)	—	—	—
Class R	—	—	—	—

Total distributions	(1,964,678)	—	(742,051)	—

CAPITAL SHARE TRANSACTIONS	28,279,134	64,482,992	140,018,714	34,409,812

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,665,412	68,525,915	179,617,606	37,100,571

NET ASSETS
Beginning of period	$298,895,958	$230,370,043	$50,752,437	$—

End of period	377,561,370	298,895,958	230,370,043	37,100,571

Undistributed net investment income (loss)	$13,263	$819,984	$485,711	$50,684

#	The Funds’ fiscal year end was changed to October 31. The fiscal period ended October 31, 2006 includes seven months, from April 1, 2006, through October 31, 2006.

**	Global Equity Fund commenced operations on March 1, 2007.
See accompanying Notes to Financial Statements.
Statements of Changes in Net Assets     SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Convertible Fund			Market Neutral Income Fund
	(unaudited)			(unaudited)
	Six Months Ended	Period Ended	Year Ended	Six Months Ended	Period Ended	Year Ended
	April 30, 2007	October 31, 2006#	March 31, 2006	April 30, 2007	October 31, 2006#	March 31, 2006

OPERATIONS
Net investment income (loss)	$6,485,136	$7,036,296	$14,941,797	$17,863,228	$14,772,558	$14,654,834
Net realized gain (loss) from investments, written options and foreign currency transactions	63,151,454	35,856,889	102,939,084	21,259,318	(1,571,063)	(10,017,878)
Change in net unrealized appreciation/depreciation on investments, written options and foreign currency translations	(28,625,544)	(23,297,668)	(16,157,790)	(2,452,431)	12,715,694	9,750,272

Net increase (decrease) in net assets resulting from operations	41,011,046	19,595,517	101,723,091	36,670,115	25,917,189	14,387,228

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(7,154,136)	(10,115,672)	(20,819,270)	(11,803,232)	(9,014,726)	(15,769,936)
Class B	(2,064,453)	(2,855,410)	(5,998,880)	(727,966)	(789,622)	(2,337,764)
Class C	(5,076,446)	(6,961,702)	(14,552,198)	(5,501,936)	(4,753,711)	(7,161,879)
Class I	(470,245)	(744,058)	(1,509,328)	(340,169)	(222,385)	(1,903,312)
Class R	(636)	—	—	(505)	—	—
Net realized gains
Class A	(19,356,042)	—	(33,230,813)	—	—	—
Class B	(7,231,307)	—	(12,254,181)	—	—	—
Class C	(16,820,479)	—	(28,230,939)	—	—	—
Class I	(1,206,423)	—	(2,263,539)	—	—	—
Class R	—	—	—	—	—	—

Total distributions	(59,380,167)	(20,676,842)	(118,859,148)	(18,373,808)	(14,780,444)	(27,172,891)

CAPITAL SHARE TRANSACTIONS	(60,609,253)	(101,386,096)	(181,810,172)	335,693,634	396,653,145	(16,467,803)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,978,374)	(102,467,421)	(198,946,229)	353,989,941	407,789,890	(29,253,466)

NET ASSETS
Beginning of period	$841,510,412	$943,977,833	$1,142,924,062	$867,205,578	$459,415,688	$488,669,154

End of period	762,532,038	841,510,412	943,977,833	1,221,195,519	867,205,578	459,415,688

Undistributed net investment income (loss)	$(26,566,031)	$(18,285,251)	$(7,916,320)	$3,006,325	$3,516,905	$3,392,524

#	The Funds’ fiscal year end was changed to October 31. The fiscal period ended October 31, 2006 includes seven months, from April 1, 2006, through October 31, 2006.
See accompanying Notes to Financial Statements.
SEMIANNUAL REPORT     Statements of Changes in Net Assets

Statements of Changes in Net Assets

	High Yield Fund
	(unaudited)
	Six Months Ended	Period Ended	Year Ended
	April 30, 2007	October 31, 2006#	March 31, 2006

OPERATIONS
Net investment income (loss)	$6,249,187	$7,345,209	$11,546,223
Net realized gain (loss) from investments and foreign currency transactions	4,151,744	984,667	3,518,554
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	5,454,998	(871,580)	2,998,084

Net increase (decrease) in net assets resulting from operations	15,855,929	7,458,296	18,062,861

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(4,889,625)	(6,398,545)	(7,763,862)
Class B	(937,677)	(1,164,013)	(1,813,675)
Class C	(1,739,840)	(2,297,184)	(4,010,110)
Class I	(89,298)	(97,172)	(124,524)
Class R	(1,118)	—	—
Net Realized Gains
Class A	(779,958)	—	(1,274,853)
Class B	(171,360)	—	(386,804)
Class C	(313,235)	—	(799,989)
Class I	(13,037)	—	(21,614)
Class R	—	—	—

Total distributions	(8,935,148)	(9,956,914)	(16,195,431)

CAPITAL SHARE TRANSACTIONS	(18,098,621)	(5,039,884)	28,689,934

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,177,840)	(7,538,502)	30,557,364

NET ASSETS
Beginning of period	$243,840,216	$251,378,718	$220,821,354

End of period	232,662,376	243,840,216	251,378,718

Undistributed net investment income (loss)	$270,489	$1,678,860	$3,807,567

#	The Funds’ fiscal year end was changed to October 31. The fiscal period ended October 31, 2006 includes seven months, from April 1, 2006, through October 31, 2006.
See accompanying Notes to Financial Statements.
Statements of Changes in Net Assets     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)
NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. Calamos Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of eleven series, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Convertible Fund, Market Neutral Income Fund, and High Yield Fund (the “Funds”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust currently offers Class A, Class B, Class C, Class I and Class R shares of each of the Funds. Global Equity Fund and Class R shares for all series commenced operations on March 1, 2007. Convertible Fund is closed to all new investments, subject to the exceptions enumerated in the Prospectus.
Portfolio Valuation. The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter (“OTC”) market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking a NOCP, at the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.
Each Fund also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
SEMIANNUAL REPORT     Notes to Financial Statements

Notes to Financial Statements (unaudited)
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.
Multi-Fund Blend’s NAV per share is based on the NAV of each of the underlying funds, which is based on the total value of all the portfolio securities and other assets that it holds as of a specified time.
Investment Transactions and Investment Income. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
Option Transactions. For hedging and investment purposes, the Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that each Fund pays a premium whether or not the option is exercised.
Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
Allocation of Expenses among Funds and Classes. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class of a Fund are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.
Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)
Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
Income Taxes. No provision has been made for U.S. income taxes because the Trust’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”) and distribute to shareholders substantially all of its taxable income and net realized gains.
Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. The Funds also may treat a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Financial records are not adjusted for temporary differences.
Indemnifications. Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities incurred by them by reason of having been an officer or trustee of the Funds. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.
In addition, in September 2006, the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statements and their disclosures and its impact has not yet been determined.
NOTE 2 — INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES
Pursuant to an investment advisory agreement with Calamos Advisors LLC (“Calamos Advisors”), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Growth Fund pays a fee at the annual rate of 1.00% of the first $500 million of the Growth Fund’s average daily net assets, .90% of the next $500 million of average daily net assets, .80% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), .78% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), .76% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), .74% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), .72% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and .70% of average daily net assets in excess of $26 billion. The Growth and Income Fund, Convertible Fund, Market Neutral Income Fund, and High Yield Fund
SEMIANNUAL REPORT     Notes to Financial Statements

Notes to Financial Statements (unaudited)
fees are at the annual rate of 0.75% of the first $500 million of average daily net assets, 0.70% of the next $500 million of average daily net assets, and 0.65% of average daily net assets in excess of $1 billion. The Value Fund, Blue Chip Fund, and Global Growth and Income Fund pay a fee at the annual rate of 1.00% of the first $500 million of average daily net assets, .95% of the next $500 million of average daily net assets, .90% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), .88% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), .86% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), .84% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), .82% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and .80% of average daily net assets in excess of $26 billion.
Multi-Fund Blend does not directly pay Calamos Advisors a fee pursuant to the management agreement in recognition of the fact that under the management agreement between Calamos Advisors and the Trust, each underlying fund pays Calamos Advisors a management fee. Multi-Fund Blend indirectly bears the management fee (and other expenses) of the underlying funds.
The International Growth Fund and Global Equity Fund pay a fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, except for the performance fee, which is based on performance and is paid on a monthly basis, (since March 2006 for International Growth Fund and beginning February 2008 for Global Equity Fund). The performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets for each full 1% increment amount by which the Fund outperforms or underperforms the benchmark index (“Index”), on an annualized basis, respectively. The benchmark indexes are the MSCI EAFE Growth Index and the MSCI World Index for the International Growth Fund and Global Equity Fund, respectively. The base fee is at the annual rate of 1.00% of the first $500 million of Fund’s average daily net assets, 0.95% of the next $500 million of average daily net assets, 0.90% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), 0.88% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), 0.86% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), 0.84% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), 0.82% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and 0.80% of average daily net assets in excess of $26 billion.
The performance adjustment rate is calculated by comparing over the performance period the Fund’s Class A share performance to that of the Index. The performance period commenced at the beginning of the Fund’s first full month of operation and will eventually include 36 months. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the preceding 35 months.
The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is +/-0.30% of the Fund’s average daily net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund’s average daily net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance period if it otherwise outperforms the Index during that period.
Pursuant to a financial accounting services agreement, Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets, 0.0150% on the next $1 billion of combined assets, and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation “combined assets” means the total average daily net assets of Calamos Investment Trust, Calamos Advisors Trust, and the average weekly managed net assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Convertible Opportunities and Income Fund and Calamos Global Total Return Fund). “Managed assets” means the funds’ total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).
Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)
Financial accounting services include, but are not limited to the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Funds pay their pro rata share of the financial accounting services fee to Calamos Advisors based on each Fund’s relative portion of combined assets.
The Trust reimburses Calamos Advisors for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of “Trustees fees and officer compensation” expenses on the Statements of Operations.
Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund as a percentage of the average daily net assets of the particular class of shares. For all Funds except Multi-Fund Blend, expenses are limited to: 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, 1.50% for Class I shares, and 2.00% for Class R shares. This agreement is binding on Calamos Advisors until February 29, 2008. For Multi-Fund Blend, expenses are limited to: 0.50% for Class A shares, 1.25% for Class B shares, 1.25% for Class C shares, 0.25% for Class I shares, and 0.75% for Class R shares. This agreement is binding on Calamos Advisors until August 31, 2007. As of April 30, 2007, there were $105,529 and $24,968 of expenses waived or absorbed for Multi-Fund Blend and Global Equity Fund respectively. These amounts could be reduced by fiscal year end should the expense ratio for each Fund fall below its stated limits.
As Distributor, Calamos Financial Services LLC (“CFS”) assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and/or service fee of 0.25% of the average daily net assets of the Fund’s Class A shares, 0.50% of the average daily net assets of the Fund’s Class R shares, and an annual distribution and service fee of 0.75% and 0.25%, respectively, of the average daily net assets of the Fund’s Class B shares and Class C shares.
CFS also receives a sales commission and/or an underwriting fee on certain sales of each Fund’s Class A shares. During the period ended April 30, 2007, CFS received commissions and underwriting fees of $547,495; $325,032; $7,601; $4,875; $20,907; $115,247; $37,616; $1,384; $157,654 and $14,807 from the sale of shares of Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Market Neutral Income Fund, and High Yield Fund, respectively.
Included in the statements of operations under the caption “Earnings credits” are expense offsets of $194,202; $70,125; $906; $42; $3,008; $3,611; $6,697; $21,966; and $2,088; for the Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, International Growth Fund, Convertible Fund, Market Neutral Income Fund, and High Yield Fund respectively, arising from credits on cash balances maintained on deposit.
Pursuant to an agreement with US Bancorp Fund Services, LLC, the Funds’ transfer agent (“US Bancorp”), CFS provides certain shareholder administrative services to US Bancorp. CFS receives from US Bancorp an annual fee of $175,000, paid in monthly installments, for providing these services. Also, US Bancorp pays license fees to unaffiliated third parties for CFS’ utilization of certain transfer agent and phone systems in providing the shareholder administrative services. The fees paid to CFS and the payment of license fees to third parties are borne by US Bancorp. The Funds have not assumed or incurred any additional expenses in connection with CFS providing these services to US Bancorp, and the transfer agency fees payable by the Funds to US Bancorp have not increased as a result thereof.
Certain officers and trustees of the Trust are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Trust, except for the Chief Compliance Officer as described above. The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available upon request without charge by calling our toll free number 800.582.6959.
SEMIANNUAL REPORT     Notes to Financial Statements

Notes to Financial Statements (unaudited)
Certain affiliates of the advisor hold material investments in the Funds. As of April 30, 2007 affiliates of the advisor held 88% of the outstanding shares for the Global Equity Fund.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person” (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation investments of $222,723 for the Growth Fund; $98,173 for the Growth and Income Fund; $33,838 for the Value Fund; $25,755 for the Blue Chip Fund; $4,419 for the Multi-Fund Blend; $39,779 for the Global Growth and Income Fund; $15,859 for the International Growth Fund; $2,276 for the Global Equity Fund; $42,974 for the Convertible Fund; $39,210 for the Market Neutral Income Fund and $35,361 for High Yield Fund are included in “Other assets” on the Statements of Assets and Liabilities at April 30, 2007. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund and is included in “Payable for deferred compensation to Trustees” on the Statement of Assets and Liabilities at April 30, 2007.
NOTE 3 — INVESTMENTS
Purchases and sales of investments, other than short term investments by the Funds, for the period ended April 30, 2007 were as follows:

		Growth
	Growth	and Income	Value	Blue Chip	Multi-Fund
	Fund	Fund	Fund	Fund	Blend

Purchases	$8,076,044,085	$2,150,997,062	$19,328,082	$32,613,057	$18,750,798
Proceeds from sales	$11,654,378,992	$2,690,091,816	$19,099,760	$32,559,690	$86,887

	Global Growth
	and Income	International	Global Equity
	Fund	Growth Fund	Fund

Purchases	$449,898,197	$162,327,637	$34,036,628
Proceeds from sales	$299,678,160	$134,485,181	$314,315

	Convertible	Market Neutral	High Yield
	Fund	Income Fund	Fund

Purchases	$366,600,336	$1,060,608,439	$55,988,385
Proceeds from sales	$483,885,049	$824,886,604	$72,583,733
The following information is presented on a Federal income tax basis as of April 30, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal Income tax purposes at April 30, 2007 was as follows:

	Growth	Growth and	Value	Blue Chip	Multi-Fund
	Fund	Income Fund	Fund	Fund	Blend

Cost basis of investments	$15,847,839,372	$6,424,802,728	$134,611,581	$152,000,576	$25,005,058

Gross unrealized appreciation	$3,280,260,077	$858,559,465	$27,768,744	$28,588,871	$1,207,947
Gross unrealized depreciation	$(61,429,434)	$(32,799,386)	$(361,272)	$(1,960,222)	$(519)

Net unrealized appreciation (depreciation)	$3,218,830,643	$825,760,079	$27,407,472	$26,628,649	$1,207,428

Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)

	Global Growth
	and Income	International	Global Equity
	Fund	Growth Fund	Fund

Cost basis of investments	$1,032,112,376	$298,518,769	$34,356,517

Gross unrealized appreciation	$162,598,847	$81,417,905	$2,643,102
Gross unrealized depreciation	$(3,373,527)	$(1,726,638)	$—

Net unrealized appreciation (depreciation)	$159,225,320	$79,691,267	$2,643,102

	Convertible	Market Neutral	High Yield
	Fund	Income Fund	Fund

Cost basis of investments	$876,550,212	$1,160,101,907	$252,486,154

Gross unrealized appreciation	$70,259,655	$37,014,046	$18,447,436
Gross unrealized depreciation	$(9,764,740)	$7,000,531	$(869,595)

Net unrealized appreciation (depreciation)	$60,494,915	$44,014,577	$17,577,841

NOTE 4 — INCOME TAXES
The tax character of distributions for the period ended April 30, 2007 will be determined at the end of each Fund’s current fiscal year. Distributions during the fiscal year ended March 31, 2006 and the seven months ended October 31, 2006 were characterized for federal income tax purposes as follows:

	Growth Fund		Growth and Income Fund		Value Fund
	October 31,	March 31,	October 31,	March 31,	October 31,	March 31,
	2006	2006	2006	2006	2006	2006

Distributions paid from:
Ordinary Income	$—	$—	$72,667,947	$86,616,517	$—	$—
Long-Term Capital Gain	$—	$738,891,246	$—	$134,320,676	$—	$4,658,262

	Blue Chip Fund		Multi-Fund Blend*		Global Growth and Income Fund
	October 31,	March 31,	October 31,	March 31,	October 31,	March 31,
	2006	2006	2006	2006	2006	2006

Distributions paid from:
Ordinary Income	$—	$—	$—	N/A	$6,768,960	$12,911,336
Long-Term Capital Gain	$—	$—	$—	N/A	$200,000	$6,908,420

	International Growth Fund		Convertible Fund		Market Neutral Income Fund
	October 31,	March 31,	October 31,	March 31,	October 31,	March 31,
	2006	2006	2006	2006	2006	2006

Distributions paid from:
Ordinary Income	$164,123	$1,000,857	$20,676,842	$42,879,676	$14,780,444	$27,172,891
Long-Term Capital Gain	$—	$—	$6,109,912	$92,109,105	$—	$—

	High Yield Fund
	October 31,	March 31,
	2006	2006

Distributions paid from:
Ordinary Income	$9,956,914	$13,712,171
Long-Term Capital Gain	$—	$2,483,260

*	Multi-Fund Blend commenced operations on June 28, 2006.
SEMIANNUAL REPORT     Notes to Financial Statements

Notes to Financial Statements (unaudited)
As of October 31, 2006, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Growth	Growth and	Value	Blue Chip	Multi-Fund
	Fund	Income Fund	Fund	Fund	Blend

Undistributed ordinary income	$—	$12,241,171	$1,456,304	$204,500	$—
Undistributed capital gains	628,192,794	346,478,411	5,444,405	435,721	—

Total undistributed earnings	628,192,794	358,719,582	6,900,709	640,221	—
Accumulated capital and other losses	(26,589,503)	—	—	—	—
Net unrealized gain/(losses)	3,277,498,534	878,335,532	21,623,608	23,828,573	269,800

Total accumulated earnings/(losses)	3,879,101,825	1,237,055,114	28,524,317	24,468,794	269,800
Other	(405,116)	13,741,637	(26,755)	(33,163)	(2,709)
Paid-in capital	13,832,044,726	5,353,141,058	104,988,095	122,168,572	6,437,505

	$17,710,741,435	$6,603,937,809	$133,485,657	$146,604,203	$6,704,596

	Global
	Growth and
	Income	International	Convertible	Market Neutral	High Yield
	Fund	Growth Fund	Fund	Income Fund	Fund

Undistributed ordinary income	$3,423,177	$1,874,603	$6,908,565	$7,231,078	$3,198,332
Undistributed capital gains	23,507,809	—	44,609,965	—	1,010,867

Total undistributed earnings	26,930,986	1,874,603	51,518,530	7,231,078	4,209,199
Accumulated capital and other losses	(1,365,397)	(4,940,233)	—	(30,940,701)	—
Net unrealized gain/(losses)	113,484,175	45,528,063	79,202,317	538,922	11,119,159

Total accumulated earnings/(losses)	139,049,764	42,462,433	130,720,847	(23,170,701)	15,328,358
Other	2,299,452	(60,271)	(33,735)	(30,155)	(28,514)
Paid-in capital	682,561,017	256,493,796	710,823,300	890,406,434	228,540,372

	$823,910,233	$298,895,958	$841,510,412	$867,205,578	$243,840,216

The Funds intend to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the seven months ended October 31, 2006, the Funds did not utilize capital loss carryforwards.
As of October 31, 2006, the Funds had capital loss carryforwards which, if not used, will expire as follows:

	Growth	Growth and	Value	Blue Chip	Multi-Fund
	Fund	Income Fund	Fund	Fund	Blend

2012	$—	$—	$—	$—	$—
2013	—	—	—	—	—
2014	(26,589,503)	—	—	—	—

	Global Growth	International		Market Neutral
	and Income	Growth	Convertible	Income	High Yield
	Fund	Fund	Fund	Fund	Fund

2012	$—	$—	$—	$(295,148)	$—
2013	—	—	—	(15,552,819)	—
2014	—	(4,940,233)	—	(13,706,083)	—
Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)
NOTE 5 – SHORT SALES
Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
NOTE 6 – FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. The counterparties to all forward foreign currency contracts at April 30, 2007, were multinational banks.
     As of April 30, 2007, the Global Growth and Income Fund had the following open forward foreign currency contracts:

	Settlement	Local	Current	Unrealized
	Date	Currency	Value	Gain (Loss)

Short Contracts
Australian Dollar	7/26/07	26,848,000	$22,247,229	$(102,998)
British Pound Sterling	7/26/07	15,211,000	30,397,687	14,304
Euro	7/26/07	65,174,000	89,221,677	(138,595)
Hong Kong Dollar	7/26/07	107,225,000	13,743,856	14,933
Indian Rupee	7/26/07	542,798,000	12,961,067	43,197
Japanese Yen	7/26/07	11,612,085,000	98,278,593	781,613
Norwegian Krone	7/26/07	36,117,000	6,083,813	(981)
Mexican Peso	7/26/07	273,960,000	24,890,717	(111,717)
Swedish Krona	7/26/07	60,776,000	9,111,071	(64,057)
Swiss Franc	7/26/07	104,832,000	87,425,499	366,144
New Taiwan Dollar	7/26/07	93,888,000	2,828,363	11,531

				$813,374
SEMIANNUAL REPORT      Notes to Financial Statements

Notes to Financial Statements (unaudited)
As of April 30, 2007, the International Growth Fund had the following open forward foreign currency contracts:

	Settlement	Local	Current	Unrealized
	Date	Currency	Value	Gain (Loss)

Long Contracts
Indian Rupee	7/26/07	472,319,000	$11,278,152	$(37,588)
Mexican Peso	7/26/07	60,424,000	5,489,840	24,640

				$(12,948)
As of April 30, 2007, the Convertible Fund had the following open forward foreign currency contracts:

	Settlement	Local	Current	Unrealized
	Date	Currency	Value	Gain (Loss)

Short Contracts
Euro	7/26/07	5,225,000	$7,152,902	$(11,111)
Swiss Franc	7/26/07	24,045,000	20,052,523	83,981

				$72,870
NOTE 7 – SYNTHETIC CONVERTIBLE SECURITIES
The Funds may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Funds may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 8 – OPTIONS TRANSACTIONS
The Fund may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. For the six months ended April 30, 2007, the Market Neutral Income Fund had the following transactions in options written:

	Number of	Premiums
	Contracts	Received

Options outstanding at October 31, 2006	1,975	$5,320,531
Options written	4,190	10,766,185
Options closed	(3,875)	(8,989,118)

Options outstanding at April 30, 2007	2,290	$7,097,598
Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)
NOTE 9 – SECURITIES LENDING
For the six months ended April 30, 2007, the Funds disclosed below loaned one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At April 30, 2007, the Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, and High Yield Fund had securities valued at $3,252,306,251; $812,067,863; $22,798,654; $21,574,980; $101,306,915; $162,515,085; $38,877,492, respectively, on loan to broker-dealers and banks and Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, and High Yield Fund had $3,398,449,000; $842,033,000; $23,682,000; $22,362,000; $97,299,000; $167,714,000; and $40,185,000, respectively, in cash or cash equivalent collateral.
NOTE 10 – REDEMPTION FEE
A redemption of Class A, Class B, Class C and Class I shares of a Fund (except shares purchased with reinvested dividends or distributions) held for seven days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee is not a sales charge; it is retained by the respective Fund and reflected as an addition to paid in capital and does not benefit Calamos Advisors or any other third party. For financial statement purposes and Note 11, such fees are netted with dollars paid for shares redeemed. The redemption fee is not disclosed separately in the Financial Highlights as the impact to all Funds as of April 30, 2007, was less than $0.01 per share.
SEMIANNUAL REPORT     Notes to Financial Statements

Notes to Financial Statements (unaudited)
For the six months ended April 30, 2007, the redemption fees collected by the Funds were as follows:

		Growth and
	Growth	Income	Value	Blue Chip	Multi-Fund
	Fund	Fund	Fund	Fund	Blend

Class A	$65,431	$29,498	$4	$110	$—
Class B	209	483	—	—	350
Class C	2,171	2,385	—	1	—
Class I	—	—	—	—	—
Class R	—	—	—	—	—

	Global Growth	International
	and Income	Growth	Global Equity
	Fund	Fund	Fund

Class A	$3,035	$1,413	$—
Class B	649	132	—
Class C	742	247	—
Class I	—	—	—
Class R	—	—	—

	Convertible	Market Neutral	High Yield
	Fund	Income Fund	Fund

Class A	$505	$7,344	$145
Class B	—	120	—
Class C	—	471	114
Class I	—	—	—
Class R	—	—	—
Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)
NOTE 11 – CAPITAL SHARE TRANSACTIONS
The following table summarizes the activity in capital shares of the Funds:
For the Period Ended April 30, 2007

	Growth		Growth and		Value		Blue Chip
	Fund		Income Fund		Fund		Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	15,109,947	$828,738,329	10,255,356	$325,764,472	521,761	$7,015,810	806,638	$10,492,953
Shares issued in reinvestment of distributions	7,321,283	396,374,279	5,896,419	185,834,911	334,666	4,447,704	45,888	595,875
Less shares redeemed	(61,962,647)	(3,405,791,149)	(20,954,718)	(667,531,568)	(1,294,267)	(17,533,571)	(861,056)	(11,283,922)

Net Increase (decrease)	(39,531,417)	$(2,180,678,541)	(4,802,943)	$(155,932,185)	(437,840)	$(6,070,057)	(8,530)	$(195,094)

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	524,070	$29,375,211	855,844	$30,321,762	225,216	$2,914,593	111,163	$1,414,400
Shares issued in reinvestment of distributions	667,779	36,994,975	778,377	27,370,532	33,815	432,150	1,257	15,859
Less shares redeemed	(3,024,873)	(169,775,840)	(1,927,212)	(68,465,705)	(129,050)	(1,679,652)	(96,574)	(1,241,842)

Net Increase (decrease)	(1,833,024)	$(103,405,654)	(292,991)	$(10,773,411)	129,981	$1,667,091	15,846	$188,417

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,658,955	$189,463,181	4,860,280	$155,127,827	152,345	$1,971,126	167,624	$2,137,532
Shares issued in reinvestment of distributions	1,905,971	97,681,024	2,785,467	88,250,099	53,548	683,815	2,165	27,324
Less shares redeemed	(15,164,085)	(786,856,741)	(7,664,376)	(245,273,599)	(166,874)	(2,160,632)	(201,876)	(2,578,229)

Net Increase (decrease)	(9,599,159)	$(499,712,536)	(18,629)	$(1,895,673)	39,019	$494,309	(32,087)	$(413,373)

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	750,825	$44,194,698	112,379	$3,541,837	496,804	$6,805,800	30,402	$399,677
Shares issued in reinvestment of distributions	77,686	4,494,153	302,705	9,358,094	18,031	243,047	14,308	187,209
Less shares redeemed	(952,048)	(55,569,915)	(558,321)	(17,275,143)	(8,175)	(111,720)	(2,867)	(37,802)

Net Increase (decrease)	(123,537)	$(6,881,064)	(143,237)	$(4,375,212)	506,660	$6,937,127	41,843	$549,084

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,866	$100,000	3,193	$100,000	7,587	$100,000	7,813	$100,000
Shares issued in reinvestment of distributions	—	—	9	289	—	—	—	—
Less shares redeemed	—	—	—	—	—	—	—	—

Net Increase (decrease)	1,866	$100,000	3,202	$100,289	7,587	$100,000	7,813	$100,000

Total increase (decrease)	(51,085,271)	$(2,790,577,795)	(5,254,598)	$(172,876,192)	245,407	$3,128,470	24,885	$229,034

SEMIANNUAL REPORT     Notes to Financial Statements

Notes to Financial Statements (unaudited)

			Global Growth and		International		Global Equity
	Multi-Fund Blend		Income Fund		Growth Fund		Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	945,685	$10,720,050	10,857,636	$116,820,943	2,415,582	$34,879,735	2,990,801	$30,194,325
Shares issued in reinvestment of distributions	—	—	1,176,793	12,261,556	73,270	1,023,060	—	—
Less shares redeemed	(77,640)	(885,036)	(5,868,284)	(63,369,725)	(1,390,876)	(20,014,675)	(4,664)	(50,326)

Net Increase (decrease)	868,045	$9,835,014	6,166,145	$65,712,774	1,097,976	$15,888,120	2,986,137	$30,143,999

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	272,134	$3,088,048	1,993,351	$22,197,641	687,692	$9,849,320	110,513	$1,112,686
Shares issued in reinvestment of distributions	—	—	127,961	1,381,895	3,753	50,407	—	—
Less shares redeemed	(19,383)	(218,227)	(588,034)	(6,533,447)	(206,006)	(2,930,830)	(200)	(2,129)

Net Increase (decrease)	252,751	$2,869,821	1,533,278	$17,046,089	485,439	$6,968,897	110,313	$1,110,557

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	594,615	$6,662,221	7,673,285	$80,449,991	686,205	$9,834,506	106,578	$1,071,177
Shares issued in reinvestment of distributions	—	—	585,657	5,961,377	9,427	126,422	—	—
Less shares redeemed	(61,873)	(701,825)	(2,505,071)	(26,277,064)	(416,709)	(5,940,520)	—	—

Net Increase (decrease)	532,742	$5,960,396	5,753,871	$60,134,304	278,923	$4,020,408	106,578	$1,071,177

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	5,382	$60,537	6,512,164	$70,944,903	65,728	$954,161	107,772	$1,084,079
Shares issued in reinvestment of distributions	—	—	109,383	1,146,304	38,557	542,402	—	—
Less shares redeemed	(3,661)	(41,694)	(8,217)	(89,762)	(13,423)	(194,854)	—	—

Net Increase (decrease)	1,721	$18,843	6,613,330	$72,001,445	90,862	$1,301,709	107,772	$1,084,079

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	8,977	$100,000	9,407	$100,000	7,047	$100,000	100,000	$1,000,000
Shares issued in reinvestment of distributions	—	—	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—	—	—

Net Increase (decrease)	8,977	$100,000	9,407	$100,000	7,047	$100,000	100,000	$1,000,000

Total increase (decrease)	1,664,236	$18,784,074	20,076,031	$214,994,612	1,960,247	$28,279,134	3,410,800	$34,409,812

Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)

	Convertible		Market Neutral		High Yield
	Fund		Income Fund		Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	333,872	$6,410,639	25,216,642	$324,550,438	1,398,931	$15,160,607
Shares issued in reinvestment of distributions	1,080,176	20,713,992	716,572	9,154,437	449,866	4,826,259
Less shares redeemed	(2,922,694)	(56,507,991)	(6,577,176)	(84,629,275)	(2,903,671)	(31,506,874)

Net Increase (decrease)	(1,508,646)	$(29,383,360)	19,356,038	$249,075,600	(1,054,874)	$(11,520,008)

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	123,969	$2,761,172	691,775	$9,275,473	334,512	$3,725,752
Shares issued in reinvestment of distributions	236,179	5,260,385	34,834	464,177	54,916	606,218
Less shares redeemed	(823,085)	(18,451,171)	(508,725)	(6,824,106)	(518,292)	(5,761,781)

Net Increase (decrease)	(462,937)	$(10,429,614)	217,884	$2,915,544	(128,864)	$(1,429,811)

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	368,930	$7,092,212	8,000,903	$104,194,633	429,705	$4,754,739
Shares issued in reinvestment of distributions	642,336	12,347,016	224,962	2,912,276	106,390	1,168,049
Less shares redeemed	(2,061,284)	(39,872,314)	(2,337,129)	(30,459,795)	(1,031,181)	(11,427,271)

Net Increase (decrease)	(1,050,018)	$(20,433,086)	5,888,736	$76,647,114	(495,086)	$(5,504,483)

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	5,376	$98,567	525,738	$6,720,205	16,270	$176,458
Shares issued in reinvestment of distributions	22,840	414,765	26,518	336,236	9,537	102,336
Less shares redeemed	(53,118)	(977,161)	(7,969)	(101,570)	(2,241)	(24,231)

Net Increase (decrease)	(24,902)	$(463,829)	544,287	$6,954,871	23,566	$254,563

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	5,252	$100,000	7,788	$100,000	9,225	$100,000
Shares issued in reinvestment of distributions	33	636	39	505	104	1,118
Less shares redeemed	—	—	—	—	—	—

Net Increase (decrease)	5,285	$100,636	7,827	$100,505	9,329	$101,118

Total increase (decrease)	(3,041,218)	$(60,609,253)	26,014,772	$335,693,634	(1,645,929)	$(18,098,621)

SEMIANNUAL REPORT       Notes to Financial Statements

Notes to Financial Statements (unaudited)
The following table summarizes the activity in capital shares of the Funds:
For the Fiscal Period Ended October 31, 2006

	Growth		Growth and		Value		Blue Chip
	Fund		Income Fund		Fund		Fund		Multi-Fund Blend

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	29,439,796	$1,610,451,564	17,329,085	$548,087,879	761,842	$9,825,772	1,142,649	$13,925,778	364,777	$3,821,797
Shares issued in reinvestment of distributions	—	—	1,235,403	39,524,237	—	—	—	—	—	—
Less shares redeemed	(45,553,079)	(2,446,466,790)	(13,181,420)	(414,050,827)	(659,740)	(8,409,368)	(789,442)	(9,487,623)	(4,542)	(48,264)

Net Increase (decrease)	(16,113,283)	$(836,015,226)	5,383,068	$173,561,289	102,102	$1,416,404	353,207	$4,438,155	360,235	$3,773,533

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,288,847	$72,820,497	1,308,463	$45,827,494	140,108	$1,755,165	77,870	$937,547	67,252	$701,854
Shares issued in reinvestment of distributions	—	—	102,873	3,698,372	—	—	—	—	—	—
Less shares redeemed	(2,365,513)	(129,783,587)	(1,685,697)	(58,999,602)	(116,130)	(1,436,250)	(145,494)	(1,716,536)	(1,580)	(17,042)

Net Increase (decrease)	(1,076,666)	$(56,963,090)	(274,361)	$(9,473,736)	23,978	$318,915	(67,624)	$(778,989)	65,672	$684,812

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	7,552,055	$395,091,457	7,755,955	$246,801,262	205,239	$2,577,294	155,125	$1,874,460	187,094	$1,967,388
Shares issued in reinvestment of distributions	—	—	382,772	12,434,052	—	—	—	—	—	—
Less shares redeemed	(11,203,422)	(570,018,456)	(5,814,776)	(183,855,012)	(204,912)	(2,521,563)	(193,209)	(2,261,362)	(518)	(5,260)

Net Increase (decrease)	(3,651,367)	$(174,926,999)	2,323,951	$75,380,302	327	$55,731	(38,084)	$(386,902)	186,576	$1,962,128

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	714,892	$41,307,125	340,139	$10,555,687	195,035	$2,555,514	29,000	$350,090	2,095	$21,862
Shares issued in reinvestment of distributions	—	—	60,285	1,891,274	—	—	—	—	—	—
Less shares redeemed	(1,527,385)	(86,757,978)	(85,039)	(2,660,558)	(4,100)	(53,282)	(4,313)	(52,992)	(13)	(144)

Net Increase (decrease)	(812,493)	$(45,450,853)	315,385	$9,786,403	190,935	$2,502,232	24,687	$297,098	2,082	$21,718

Total increase (decrease)	(21,653,809)	$1,113,356,168)	7,748,043	$249,254,258	317,342	$4,293,282	272,186	$3,569,362	614,565	$6,442,191

Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)

	Global Growth and		International		Convertible		Market Neutral		High Yield
	Income Fund		Growth Fund		Fund		Income Fund		Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	11,604,907	$116,870,975	3,658,120	$48,008,068	300,094	$5,898,655	25,117,822	$315,138,662	2,914,217	$30,876,627
Shares issued in reinvestment of distributions	320,881	3,282,617	—	—	391,815	7,701,095	572,506	7,171,132	506,472	5,331,839
Less shares redeemed	(7,009,311)	(69,087,012)	(1,120,272)	(14,211,131)	(2,908,755)	(56,847,884)	(6,844,180)	(85,933,798)	(3,730,290)	(39,526,775)

Net Increase (decrease)	4,916,477	$51,066,580	2,537,848	$33,796,937	(2,216,846)	$(43,248,134)	18,846,148	$236,375,996	(309,601)	$(3,318,309)

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,615,791	$16,796,887	681,659	$8,843,153	30,830	$700,217	1,324,992	$17,296,336	588,245	$6,368,210
Shares issued in reinvestment of distributions	25,919	275,775	—	—	68,229	1,549,667	38,647	504,763	60,325	652,530
Less shares redeemed	(943,254)	(9,802,158)	(141,163)	(1,759,418)	(919,897)	(20,659,546)	(536,155)	(7,027,670)	(483,657)	(5,255,305)

Net Increase (decrease)	698,456	$7,270,504	540,496	$7,083,735	(820,838)	$(18,409,662)	827,484	$10,773,429	164,913	$1,765,435

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	6,657,132	$65,898,035	1,657,377	$21,751,932	111,236	$2,199,030	12,931,008	$164,353,428	913,545	$9,864,010
Shares issued in reinvestment of distributions	119,891	1,204,896	—	—	190,014	3,755,530	195,375	2,480,165	115,821	1,245,310
Less shares redeemed	(2,319,037)	(22,641,574)	(337,208)	(4,253,967)	(2,079,488)	(40,703,969)	(1,874,587)	(23,861,015)	(1,397,740)	(15,116,106)

Net Increase (decrease)	4,457,986	$44,461,357	1,320,169	$17,497,965	(1,778,238)	$(34,749,409)	11,251,796	$142,972,578	(368,374)	$(4,006,786)

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	762,611	$7,765,316	458,810	$6,170,104	7,751	$143,570	510,551	$6,448,594	42,994	$452,398
Shares issued in reinvestment of distributions	29,718	305,205	—	—	10,166	189,709	17,248	214,153	9,251	97,172
Less shares redeemed	(6,251)	(64,431)	(5,084)	(65,749)	(288,557)	(5,312,170)	(10,594)	(131,605)	(2,798)	(29,794)

Net Increase (decrease)	786,078	$8,006,090	453,726	$6,104,355	(270,640)	$(4,978,891)	517,205	$6,531,142	49,447	$519,776

Total increase (decrease)	10,858,997	$110,804,531	4,852,239	$64,482,992	(5,086,562)	$(101,386,096)	31,442,633	$396,653,145	(463,615)	$(5,039,884)

SEMIANNUAL REPORT       Notes to Financial Statements

Notes to Financial Statements (unaudited)
The following table summarizes the activity in capital shares of the Funds:
For the Year Ended March 31, 2006

	Growth		Growth and		Value		Blue Chip		Global Growth and
	Fund		Income Fund		Fund		Fund		Income Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	80,866,608	$4,329,720,738	31,214,522	$960,038,236	2,211,950	$27,171,037	4,086,251	$46,391,464	22,613,095	$214,987,271
Shares issued in reinvestment of distributions	8,637,640	463,495,815	3,493,183	106,614,982	243,795	2,986,493	—	—	1,004,001	9,606,268
Less shares redeemed	(48,878,822)	(2,614,446,065)	(19,745,950)	(600,383,686)	(2,473,544)	(30,325,025)	(3,241,359)	(36,967,397)	(7,799,906)	(71,835,540)

Net Increase (decrease)	40,625,426	$2,178,770,488	14,961,755	$466,269,532	(17,799)	$(167,495)	844,892	$9,424,067	15,817,190	$152,757,999

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,799,135	$209,114,881	2,685,541	$90,930,386	230,438	$2,757,148	241,086	$2,658,354	2,440,200	$23,978,698
Shares issued in reinvestment of distributions	786,382	43,471,206	467,640	15,836,672	24,988	297,110	—	—	93,136	924,381
Less shares redeemed	(2,314,739)	(127,358,577)	(2,325,907)	(78,685,019)	(179,987)	(2,192,849)	(199,728)	(2,261,786)	(396,747)	(3,727,957)

Net Increase (decrease)	2,270,778	$125,227,510	827,274	$28,082,039	75,439	$861,409	41,358	$396,568	2,136,589	$21,175,122

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	19,824,382	$1,020,805,995	16,024,494	$494,723,688	332,281	$3,997,082	362,858	$4,041,370	11,656,157	$108,793,833
Shares issued in reinvestment of distributions	2,118,803	108,631,006	1,489,454	45,792,097	38,750	460,346	—	—	388,958	3,651,835
Less shares redeemed	(10,503,765)	(539,587,840)	(8,288,441)	(255,066,426)	(289,138)	(3,498,812)	(310,217)	(3,504,812)	(2,408,380)	(21,426,303)

Net Increase (decrease)	11,439,420	$589,849,161	9,225,507	$285,449,359	81,893	$958,616	52,641	$536,558	9,636,735	$91,019,365

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,062,529	$117,236,301	1,478,398	$43,588,601	1,127,104	$14,001,690	2,280,047	$26,088,077	2,205,977	$20,968,678
Shares issued in reinvestment of distributions	107,601	6,139,728	170,820	5,129,894	12,091	149,683	—	—	75,905	729,440
Less shares redeemed	(1,937,026)	(106,604,536)	(63,182)	(1,934,082)	(1,088,587)	(13,320,779)	(1,058,404)	(11,731,480)	(53,948)	(462,215)

Net Increase (decrease)	233,104	$16,771,493	1,586,036	$46,784,413	50,608	$830,594	1,221,643	$14,356,597	2,227,934	$21,235,903

Total Increase (decrease)	54,568,728	$2,910,618,652	26,600,572	$826,585,343	190,141	$2,483,124	2,160,534	$24,713,790	29,818,448	$286,188,389

Notes to Financial Statements     SEMIANNUAL REPORT

Notes to Financial Statements (unaudited)

	International Growth		Convertible		Market Neutral Income		High Yield
	Fund		Fund		Fund		Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	8,874,282	$98,816,488	488,104	$9,659,705	10,870,883	$136,579,107	8,043,597	$85,889,986
Shares issued in reinvestment of distributions	46,540	553,365	2,132,595	41,835,316	1,065,431	13,340,860	670,146	7,041,468
Less shares redeemed	(3,669,129)	(45,651,245)	(6,981,293)	(140,773,491)	(13,341,043)	(167,852,383)	(5,791,971)	(61,317,424)

Net Increase (decrease)	5,251,693	$53,718,608	(4,360,594)	$(89,278,470)	(1,404,729)	$(17,932,416)	2,921,772	$31,614,030

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	953,592	$10,889,728	238,826	$5,342,525	487,454	$6,372,942	1,338,571	$14,550,224
Shares issued in reinvestment of distributions	1,514	17,922	448,644	10,038,196	116,248	1,511,012	111,278	1,198,898
Less shares redeemed	(48,753)	(547,624)	(1,645,432)	(37,761,689)	(905,647)	(11,845,768)	(1,138,509)	(12,364,986)

Net Increase (decrease)	906,353	$10,360,026	(957,962)	$(22,380,968)	(301,945)	$(3,961,814)	311,340	$3,384,136

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,046,021	$35,852,636	731,416	$14,350,678	6,741,196	$85,792,220	1,791,146	$19,420,026
Shares issued in reinvestment of distributions	3,319	39,223	1,181,680	23,185,070	289,790	3,671,330	233,019	2,499,696
Less shares redeemed	(62,281)	(740,068)	(4,927,907)	(99,524,936)	(4,208,504)	(53,658,450)	(2,614,994)	(28,280,958)

Net Increase (decrease)	2,987,059	$35,151,791	(3,014,811)	$(61,989,188)	2,822,482	$35,805,100	(590,829)	$(6,361,236)

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,265,335	$40,775,171	10,613	$205,257	50,459	$632,026	20,995	$223,208
Shares issued in reinvestment of distributions	4,706	55,999	51,541	964,006	143,209	1,786,073	13,908	146,138
Less shares redeemed	(3,644)	(42,881)	(480,581)	(9,330,809)	(2,631,554)	(32,796,772)	(29,538)	(316,342)

Net Increase (decrease)	3,266,397	$40,788,289	(418,427)	$(8,161,546)	(2,437,886)	$(30,378,673)	5,365	$53,004

Total Increase (decrease)	12,411,502	$140,018,714	(8,751,794)	$(181,810,172)	(1,322,078)	$(16,467,803)	2,647,648	$28,689,934

SEMIANNUAL REPORT     Notes to Financial Statements

Calamos Growth Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:
The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods indicated below. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period ended April 30, 2007, is unaudited. Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information for the period ended October 31, 2006 and the fiscal year ended March 31, 2006. Information for periods ended prior to March 31, 2006 was audited by another independent registered public accounting firm.

	CLASS A
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$55.12	$58.31	$49.90	$47.62	$31.68	$37.64	$37.04

Income from investment operations:
Net investment income (loss)	(0.16) #	(0.23) #	(0.30) #	(0.36) #	(0.14) #	(0.37) #	(0.41)#
Net realized and unrealized gain (loss) on investments	4.23	(2.96)	11.05	2.78	16.08	(5.59)	1.01

Total from investment operations	4.07	(3.19)	10.75	2.42	15.94	(5.96)	0.60

Distributions
Dividends from net investment income	—	—	—	—	—	—	—
Dividends from net realized gains	(1.97)	—	(2.34)	(0.14)	—	—	—

Total distributions	(1.97)	—	(2.34)	(0.14)	—	—	—

Net asset value, end of period	$57.22	$55.12	$58.31	$49.90	$47.62	$31.68	$37.64

Ratios and supplemental data:
Total Return (a)	7.58%	(5.47%)	21.96%	5.08%	50.32%	(15.84%)	1.62%

Net assets, end of period (000)	$10,791,509	$12,573,503	$14,242,247	$10,161,403	$5,789,210	$1,768,431	$1,027,091

Ratio of net expenses to average net assets	1.19%*	1.19%*	1.20%	1.23%	1.31%	1.40%	1.55%
Ratio of net investment income (loss) to average net assets	(0.59%)*	(0.71%)*	(0.55%)	(0.74%)	(0.96%)	(1.12%)	(1.12%)
Ratio of gross expenses to average net assets	1.20%*	1.19%*	1.20%	1.23%	1.31%	1.40%	1.55%

	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Portfolio Turnover Rate	49.4%	41.2%	74.7%	63.1%	53.7%	60.5%	78.8%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized
Financial Highlights     SEMIANNUAL REPORT

Calamos Growth Fund

	CLASS B
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$56.37	$59.91	$51.59	$49.59	$33.24	$39.79	$39.45

Income from investment operations:
Net investment income (loss)	(0.37) #	(0.48) #	(0.72) #	(0.75) #	(0.32) #	(0.65) #	(0.47) #
Net realized and unrealized gain (loss) on investments	4.32	(3.06)	11.38	2.89	16.67	(5.90)	0.81

Total from investment operations	3.95	(3.54)	10.66	2.14	16.35	(6.55)	0.34

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—
Dividends from net realized gains	(1.97)	—	(2.34)	(0.14)	—	—	—

Total distributions	(1.97)	—	(2.34)	(0.14)	—	—	—

Net asset value, end of period	$58.35	$56.37	$59.91	$51.59	$49.59	$33.24	$39.79

Ratios and supplemental data:
Total Return (a)(b)	7.19%	(5.91%)	21.05%	4.31%	49.19%	(16.46%)	0.86%

Net assets, end of period (000)	$1,218,230	$1,280,227	$1,424,960	$1,110,017	$749,897	$250,121	$130,934

Ratio of net expenses to average net assets	1.94%*	1.94%*	1.95%	1.98%	2.06%	2.15%	2.30%
Ratio of net investment income (loss) to average net assets	(1.34%) *	(1.46%) *	(1.30%)	(1.49%)	(1.71%)	(1.87%)	(1.87%)
Ratio of gross expenses to average net assets	1.95%*	1.94%*	1.95%	1.98%	2.06%	2.15%	2.30%

	CLASS C
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$52.29	$55.57	$48.00	$46.15	$30.94	$37.03	$36.72

Income from investment operations:
Net investment income (loss)	(0.34)#	(0.44)#	(0.67)#	(0.69)#	(0.28)#	(0.61)#	(0.68)#
Net realized and unrealized gain (loss) on investments	4.00	(2.84)	10.58	2.68	15.49	(5.48)	0.99

Total from investment operations	3.66	(3.28)	9.91	1.99	15.21	(6.09)	0.31

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—
Dividends from net realized gains	(1.97)	—	(2.34)	(0.14)	—	—	—

Total distributions	(1.97)	—	(2.34)	(0.14)	—	—	—

Net asset value, end of period	$53.98	$52.29	$55.57	$48.00	$46.15	$30.94	$37.03

Ratios and supplemental data:
Total Return (a)	7.19%	(5.90%)	21.06%	4.31%	49.16%	(16.45%)	0.84%

Net assets, end of period (000)	$3,318,717	$3,716,923	$4,152,698	$3,038,513	$1,882,171	$585,040	$333,734

Ratio of net expenses to average net assets	1.94%*	1.94%*	1.95%	1.98%	2.06%	2.15%	2.30%
Ratio of net investment income (loss) to average net assets	(1.34%)*	(1.46%)*	(1.30%)	(1.49%)	(1.71%)	(1.87%)	(1.87%)
Ratio of gross expenses to average net assets	1.95%*	1.94%*	1.95%	1.98%	2.06%	2.15%	2.30%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized
SEMIANNUAL REPORT       Financial Highlights

Calamos Growth Fund

	CLASS I
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$58.75	$62.06	$52.85	$50.30	$33.38	$39.56	$38.83

Income from investment operations:
Net investment income (loss)	(0.10)#	(0.16) #	(0.17)#	(0.25)#	(0.13)#	(0.30)#	(0.34)#
Net realized and unrealized gain (loss) on investments	4.53	(3.15)	11.72	2.94	17.05	(5.88)	1.07

Total from investment operations	4.43	(3.31)	11.55	2.69	16.92	(6.18)	0.73

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—
Dividends from net realized gains	(1.97)	—	(2.34)	(0.14)	—	—	—

Total distributions	(1.97)	—	(2.34)	(0.14)	—	—	—

Net asset value, end of period	$61.21	$58.75	$62.06	$52.85	$50.30	$33.38	$39.56

Ratios and supplemental data:
Total Return (a)	7.73%	(5.33%)	22.25%	5.35%	50.69%	(15.62%)	1.88%

Net assets, end of period (000)	$138,386	$140,089	$198,409	$156,641	$123,933	$45,620	$7,424

Ratio of net expenses to average net assets	0.94%*	0.94%*	0.95%	0.98%	1.06%	1.15%	1.30%
Ratio of net investment income (loss) to average net assets	(0.34%)*	(0.46%)*	(0.30%)	(0.49%)	(0.71%)	(0.87%)	(0.87%)
Ratio of gross expenses to average net assets	0.95%*	0.94%*	0.95%	0.98%	1.06%	1.15%	1.30%

CLASS R
(unaudited)
March 1, 2007**
through
April 30,
2007

Net asset value, beginning of period	$53.60

Income from investment operations:
Net investment income (loss)	(0.23) #
Net realized and unrealized gain (loss) on investments	3.82

Total from investment operations	3.59

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$57.19

Ratios and supplemental data:
Total Return (a)	6.70%

Net assets, end of period (000)	$107

Ratio of net expenses to average net assets	1.44%*
Ratio of net investment income (loss) to average net assets	(0.84%)*
Ratio of gross expenses to average net assets	1.45%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

**	Commencement of Operations
Financial Highlights     SEMIANNUAL REPORT

Calamos Growth and Income Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$32.71	$32.64	$29.40	$28.71	$22.30	$23.95	$23.26

Income from investment operations:
Net investment income (loss)	0.17	0.27	0.42	0.40	0.34	0.66	0.50
Net realized and unrealized gain (loss) on investments	1.60	0.25	4.18	0.85	6.48	(1.83)	0.98

Total from investment operations	1.77	0.52	4.60	1.25	6.82	(1.17)	1.48

Distributions:
Dividends from net investment income	(0.26)	(0.45)	(0.60)	(0.40)	(0.41)	(0.48)	(0.58)
Dividends from net realized gains	(1.74)	—	(0.76)	(0.16)	—	—	(0.21)

Total distributions	(2.00)	(0.45)	(1.36)	(0.56)	(0.41)	(0.48)	(0.79)

Net asset value, end of period	$32.48	$32.71	$32.64	$29.40	$28.71	$22.30	$23.95

Ratios and supplemental data:
Total return (a)	5.64%	1.66%	16.01%	4.40%	30.74%	(4.86%)	6.52%

Net assets, end of period (000)	$3,355,947	$3,536,121	$3,352,933	$2,580,205	$2,031,032	$609,838	$242,624

Ratio of net expenses to average net assets	1.05%*	1.05%*	1.06%	1.08%	1.14%	1.25%	1.36%
Ratio of net investment income (loss) to average net assets	1.22%*	1.35%*	1.31%	1.42%	1.63%	3.31%	2.19%
Ratio of gross expenses to average net assets	1.05%*	1.05%*	1.06%	1.08%	1.14%	1.25%	1.36%

	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Portfolio turnover rate	33.4%	42.2%	65.4%	65.0%	50.0%	27.1%	39.7%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized
SEMIANNUAL REPORT     Financial Highlights

Calamos Growth and Income Fund

	CLASS B
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$36.32	$36.15	$32.42	$31.66	$24.57	$26.36	$25.57

Income from investment operations:
Net investment income (loss)	0.08	0.12	0.19	0.19	0.16	0.54	0.36
Net realized and unrealized gain (loss) on investments	1.77	0.30	4.64	0.95	7.14	(2.01)	1.08

Total from investment operations	1.85	0.42	4.83	1.14	7.30	(1.47)	1.44

Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.34)	(0.22)	(0.21)	(0.32)	(0.44)
Dividends from net realized gains	(1.74)	—	(0.76)	(0.16)	—	—	(0.21)

Total distributions	(1.86)	(0.25)	(1.10)	(0.38)	(0.21)	(0.32)	(0.65)

Net asset value, end of period	$36.31	$36.32	$36.15	$32.42	$31.66	$24.57	$26.36

Ratios and supplemental data:
Total return (a)	5.27%	1.21%	15.15%	3.62%	29.78%	(5.56%)	5.74%

Net assets, end of period (000)	$725,428	$736,256	$742,721	$639,253	$541,360	$212,764	$68,757

Ratio of net expenses to average net assets	1.80%*	1.80%*	1.81%	1.83%	1.89%	2.00%	2.11%
Ratio of net investment income (loss) to average net assets	0.47%*	0.60%*	0.56%	0.67%	0.88%	2.56%	1.44%
Ratio of gross expenses to average net assets	1.80%*	1.80%*	1.81%	1.83%	1.89%	2.00%	2.11%

	CLASS C
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$32.89	$32.78	$29.53	$28.90	$22.47	$24.16	$23.47

Income from investment operations:
Net investment income (loss)	0.07	0.13	0.20	0.19	0.17	0.51	0.31
Net realized and unrealized gain (loss) on investments	1.60	0.26	4.19	0.84	6.50	(1.86)	1.01

Total from investment operations	1.67	0.39	4.39	1.03	6.67	(1.35)	1.32

Distributions:
Dividends from net investment income	(0.14)	(0.28)	(0.38)	(0.24)	(0.24)	(0.34)	(0.42)
Dividends from net realized gains	(1.74)	—	(0.76)	(0.16)	—	—	(0.21)

Total distributions	(1.88)	(0.28)	(1.14)	(0.40)	(0.24)	(0.34)	(0.63)

Net asset value, end of period	$32.68	$32.89	$32.78	$29.53	$28.90	$22.47	$24.16

Ratios and supplemental data:
Total return (a)	5.27%	1.20%	15.16%	3.59%	29.77%	(5.57%)	5.75%

Net assets, end of period (000)	$2,164,008	$2,178,512	$2,095,534	$1,615,096	$1,260,818	$386,101	$112,633

Ratio of net expenses to average net assets	1.80%*	1.80%*	1.81%	1.83%	1.89%	2.00%	2.11%
Ratio of net investment income (loss) to average net assets	0.47%*	0.60%*	0.56%	0.67%	0.88%	2.56%	1.44%
Ratio of gross expenses to average net assets	1.80%*	1.80%*	1.81%	1.83%	1.89%	2.00%	2.11%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized
Financial Highlights     SEMIANNUAL REPORT

Calamos Growth and Income Fund

	CLASS I
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$32.11	$32.06	$28.90	$28.21	$21.91	$23.54	$22.87

Income from investment operations:
Net investment income (loss)	0.21	0.32	0.51	0.45	0.44	0.65	0.57
Net realized and unrealized gain (loss) on investments	1.57	0.24	4.08	0.85	6.33	(1.75)	0.94

Total from investment operations	1.78	0.56	4.59	1.30	6.77	(1.10)	1.51

Distributions:
Dividends from net investment income	(0.30)	(0.51)	(0.67)	(0.45)	(0.47)	(0.53)	(0.63)
Dividends from net realized gains	(1.74)	—	(0.76)	(0.16)	—	—	(0.21)

Total distributions	(2.04)	(0.51)	(1.43)	(0.61)	(0.47)	(0.53)	(0.84)

Net asset value, end of period	$31.85	$32.11	$32.06	$28.90	$28.21	$21.91	$23.54

Ratios and supplemental data:
Total return (a)	5.79%	1.78%	16.33%	4.67%	31.06%	(4.65%)	6.77%

Net assets, end of period (000)	$147,251	$153,049	$142,702	$82,793	$44,192	$15,670	$2,956

Ratio of net expenses to average net assets	0.80%*	0.80%*	0.81%	0.83%	0.89%	1.00%	1.11%
Ratio of net investment income (loss) to average net assets	1.47%*	1.60%*	1.56%	1.67%	1.88%	3.56%	2.44%
Ratio of gross expenses to average net assets	0.80%*	0.80%*	0.81%	0.83%	0.89%	1.00%	1.11%

CLASS R
(unaudited)
March 1, 2007**
through
April 30,
2007

Net asset value, beginning of period	$31.32

Income from investment operations:
Net investment income (loss)	0.11
Net realized and unrealized gain (loss) on investments	1.11

Total from investment operations	1.22

Distributions:
Dividends from net investment income	(0.09)
Dividends from net realized gains	—

Total distributions	(0.09)

Net asset value, end of period	$32.45

Ratios and supplemental data:
Total return (a)	3.90%

Net assets, end of period (000)	$104

Ratio of net expenses to average net assets	1.30%*
Ratio of net investment income (loss) to average net assets	0.97%*
Ratio of gross expenses to average net assets	1.30%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

**	Commencement of operations
SEMIANNUAL REPORT       Financial Highlights

Calamos Value Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)	April 1,						January 2,
	Six Months	2006						2002***
	Ended	through						through
	April 30,	October 31,		Year Ended March 31,				March 31,

	2007	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.63	$13.03		$12.01	$11.27	$7.70	$9.89	$10.00

Income from investment operations:
Net investment income (loss)	0.01 #	(0.00	)#*	0.01	0.02	(0.02)	(0.01)	—
Net realized and unrealized gain (loss) on investments	0.89	0.60		1.51	0.72	3.59	(2.18)	(0.11)

Total from investment operations	0.90	0.60		1.52	0.74	3.57	(2.19)	(0.11)

Distributions:
Dividends from net investment income	—	—		—	—	—	—	—
Dividends from net realized gains	(0.69)	—		(0.50)	—	—	—	—

Total distributions	(0.69)	—		(0.50)	—	—	—	—

Net asset value, end of period	$13.84	$13.63		$13.03	$12.01	$11.27	$7.70	$9.89

Ratios and supplemental data:
Total return (a)	6.84%	4.60%		12.91%	6.57%	46.36%	(22.14%)	(1.10%)

Net assets, end of period (000)	$96,575	$101,016		$95,264	$88,040	$40,024	$9,333	$1,130

Ratio of net expenses to average net assets	1.43%**	1.46	%**	1.47%	1.61%	1.75%	1.75%	1.75	%**
Ratio of net investment income (loss) to average net assets	0.11%**	(0.04	%)**	0.10%	0.07%	(0.40%)	(0.28%)	(0.26	%)**
Ratio of gross expenses to average net assets	1.43%**	1.46	%**	1.47%	1.61%	2.02%	6.05%	32.22	%**

	(unaudited)	April 1,					January 2,
	Six Months	2006					2002***
	Ended	through					through
	April 30,	October 31,	Year Ended March 31,				March 31,

	2007	2006	2006	2005	2004	2003	2002

Portfolio turnover rate	14.1%	35.7%	63.3%	50.3%	24.4%	33.6%	0.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method

*	Amounts are less than $0.005

**	Annualized

***	Commencement of operations
Financial Highlights     SEMIANNUAL REPORT

Calamos Value Fund

	CLASS B
	(unaudited)		April 1,						January 2,
	Six Months		2006						2002***
	Ended		through						through
	April 30,		October 31,		Year Ended March 31,				March 31,

	2007		2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.13		$12.61		$11.73	$11.08	$7.63	$9.87	$10.00

Income from investment operations:
Net investment income (loss)	(0.04	)#	(0.06	)#	(0.07)	(0.03)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.86		0.58		1.45	0.68	3.47	(2.21)	(0.12)

Total from investment operations	0.82		0.52		1.38	0.65	3.45	(2.24)	(0.13)

Distributions:
Dividends from net investment income	—		—		—	—	—	—	—
Dividends from net realized gains	(0.69)		—		(0.50)	—	—	—	—

Total distributions	(0.69)		—		(0.50)	—	—	—	—

Net asset value, end of period	$13.26		$13.13		$12.61	$11.73	$11.08	$7.63	$9.87

Ratios and supplemental data:
Total return (a)	6.47%		4.12%		12.01%	5.87%	45.22%	(22.70%)	(1.30%)

Net assets, end of period (000)	$11,723		$9,898		$9,205	$7,676	$3,865	$545	$55

Ratio of net expenses to average net assets	2.18	%**	2.21	%**	2.22%	2.36%	2.50%	2.50%	2.50	%**
Ratio of net investment income (loss) to average net assets	(0.64	%)**	(0.79	%)**	(0.65%)	(0.68%)	(1.15%)	(1.03%)	(1.01	%)**
Ratio of gross expenses to average net assets	2.18	%**	2.21	%**	2.22%	2.36%	2.77%	6.80%	32.97	%**

	CLASS C
	(unaudited)		April 1,						January 2,
	Six Months		2006						2002***
	Ended		through						through
	April 30,		October 31,		Year Ended March 31,				March 31,

	2007		2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.12		$12.60		$11.72	$11.08	$7.63	$9.88	$10.00

Income from investment operations:
Net investment income (loss)	(0.04	)#	(0.06	)#	(0.07)	(0.04)	(0.01)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.87		0.58		1.45	0.68	3.46	(2.22)	(0.11)

Total from investment operations	0.83		0.52		1.38	0.64	3.45	(2.25)	(0.12)

Distributions:
Dividends from net investment income	—		—		—	—	—	—	—
Dividends from net realized gains	(0.69)		—		(0.50)	—	—	—	—

Total distributions	(0.69)		—		(0.50)	—	—	—	—

Net asset value, end of period	$13.26		$13.12		$12.60	$11.72	$11.08	$7.63	$9.88

Ratios and supplemental data:
Total return (a)	6.56%		4.13%		12.02%	5.78%	45.22%	(22.77%)	(1.20%)

Net assets, end of period (000)	$16,298		$15,621		$14,999	$12,991	$6,894	$922	$65

Ratio of net expenses to average net assets	2.18	%**	2.21	%**	2.22%	2.36%	2.50%	2.50%	2.50	%**
Ratio of net investment income (loss) to average net assets	(0.64	%)**	(0.79	%)**	(0.65%)	(0.68%)	(1.15%)	(1.03%)	(1.01	%)**
Ratio of gross expenses to average net assets	2.18	%**	2.21	%**	2.22%	2.36%	2.77%	6.80%	32.97	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method

*	Amounts are less than $0.005

**	Annualized

***	Commencement of operations
SEMIANNUAL REPORT     Financial Highlights

Calamos Value Fund

	CLASS I
	(unaudited)	April 1,					January 2,
	Six Months	2006					2002***
	Ended	through					through
	April 30,	October 31,		Year Ended March 31,			March 31,

	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.81	$13.18	$12.11	$11.33	$7.72	$9.90	$9.83

Income from investment operations:
Net investment income (loss)	0.02 #	0.02 #	0.04	0.03	(0.01)	—	—
Net realized and unrealized gain (loss) on investments	0.91	0.61	1.53	0.75	3.62	(2.18)	0.07

Total from investment operations	0.93	0.63	1.57	0.78	3.61	(2.18)	0.07

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—
Dividends from net realized gains	(0.69)	—	(0.50)	—	—	—	—

Total distributions	(0.69)	—	(0.50)	—	—	—	—

Net asset value, end of period	$14.05	$13.81	$13.18	$12.11	$11.33	$7.72	$9.90

Ratios and supplemental data:
Total return (a)	6.98%	4.78%	13.22%	6.88%	46.76%	(22.02%)	0.71%

Net assets, end of period (000)	$14,197	$6,951	$4,120	$3,174	$2,461	$1,336	$1

Ratio of net expenses to average net assets	1.18%**	1.21%**	1.22%	1.36%	1.50%	1.50%	1.50	%**
Ratio of net investment income (loss) to average net assets	0.36%**	0.21%**	0.35%	0.32%	(0.15%)	(0.03%)	(0.01	%)**
Ratio of gross expenses to average net assets	1.18%**	1.21%**	1.22%	1.36%	1.77%	5.80%	31.97	%**

	CLASS R
	(unaudited)
	March 1, 2007***
	through
	April 30,
	2007

Net asset value, beginning of period	$13.18

Income from investment operations:
Net investment income (loss)	0.00	#*
Net realized and unrealized gain (loss) on investments	0.66

Total from investment operations	0.66

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$13.84

Ratios and supplemental data:
Total return (a)	5.01%

Net assets, end of period (000)	$105

Ratio of net expenses to average net assets	1.68	%**
Ratio of net investment income (loss) to average net assets	(0.14	%)**
Ratio of gross expenses to average net assets	1.68	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method

*	Amounts are less than $0.005

**	Annualized

***	Commencement of operations
Financial Highlights     SEMIANNUAL REPORT

Calamos Blue Chip Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)	April 1,			December 1,
	Six Months	2006			2003***
	Ended	through			through
	April 30,	October 31,	Year Ended March 31,		March 31,

	2007	2006	2006	2005	2004

Net asset value, beginning of period	$12.75	$12.12	$10.91	$10.27	$10.00

Income from investment operations:
Net investment income (loss)	0.03	0.02	0.02	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.79	0.61	1.19	0.63	0.28

Total from investment operations	0.82	0.63	1.21	0.65	0.27

Distributions:
Dividends from net investment income	(0.04)	—	—	(0.01)	—
Dividends from net realized gains	(0.04)	—	—	—	—

Total distributions	(0.08)	—	—	(0.01)	—

Net asset value, end of period	$13.49	$12.75	$12.12	$10.91	$10.27

Ratios and supplemental data:
Total return (a)	6.44%	5.20%	11.09%	6.33%	2.70%

Net assets, end of period (000)	$110,983	$105,014	$95,552	$76,809	$28,499

Ratio of net expenses to average net assets	1.41%**	1.43%**	1.46%	1.70%	1.75	%**
Ratio of net investment income (loss) to average net assets	0.53%**	0.29%**	0.16%	0.25%	(0.42	%)**
Ratio of gross expenses to average net assets	1.41%**	1.43%**	1.46%	1.70%	2.56	%**

	(unaudited)	April 1,			December 1,
	Six Months	2006			2003***
	Ended	through			through
	April 30,	October 31,	Year Ended March 31,		March 31,

	2007	2006	2006	2005	2004

Portfolio turnover rate	21.8%	25.5%	27.7%	37.6%	4.3%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Amounts are less than $0.005.

**	Annualized

***	Commencement of operations
SEMIANNUAL REPORT     Financial Highlights

Calamos Blue Chip Fund

	CLASS B
	(unaudited)		April 1,				December 1,
	Six Months		2006				2003***
	Ended		through				through
	April 30,		October 31,		Year Ended March 31,		March 31,

	2007		2006		2006	2005	2004

Net asset value, beginning of period	$12.49		$11.92		$10.82	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.05)		(0.07)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.76		0.62		1.17	0.60	0.27

Total from investment operations	0.75		0.57		1.10	0.57	0.25

Distributions:
Dividends from net investment income	—		—		—	—	—
Dividends from net realized gains	(0.04)		—		—	—	—

Total distributions	(0.04)		—		—	—	—

Net asset value, end of period	$13.20		$12.49		$11.92	$10.82	$10.25

Ratios and supplemental data:
Total return (a)	6.00%		4.78%		10.17%	5.56%	2.50%

Net assets, end of period (000)	$8,674		$8,007		$8,452	$7,219	$3,894

Ratio of net expenses to average net assets	2.16	%**	2.18	%**	2.21%	2.45%	2.50	%**
Ratio of net investment income (loss) to average net assets	(0.22	%)**	(0.46	%)**	(0.59%)	(0.50%)	(1.17	%)**
Ratio of gross expenses to average net assets	2.16	%**	2.18	%**	2.21%	2.45%	3.31	%**

	CLASS C
	(unaudited)		April 1,				December 1,
	Six Months		2006				2003***
	Ended		through				through
	April 30,		October 31,		Year Ended March 31,		March 31,

	2007		2006		2006	2005	2004

Net asset value, beginning of period	$12.49		$11.93		$10.82	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.04)		(0.07)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.78		0.60		1.18	0.60	0.27

Total from investment operations	0.76		0.56		1.11	0.57	0.25

Distributions:
Dividends from net investment income	—		—		—	—	—
Dividends from net realized gains	(0.04)		—		—	—	—

Total distributions	(0.04)		—		—	—	—

Net asset value, end of period	$13.21		$12.49		$11.93	$10.82	$10.25

Ratios and supplemental data:
Total return (a)	6.08%		4.69%		10.26%	5.56%	2.50%

Net assets, end of period (000)	$14,831		$14,430		$14,233	$12,337	$4,822

Ratio of net expenses to average net assets	2.16	%**	2.18	%**	2.21%	2.45%	2.50	%**
Ratio of net investment income (loss) to average net assets	(0.22	%)**	(0.46	%)**	(0.59%)	(0.50%)	(1.17	%)**
Ratio of gross expenses to average net assets	2.16	%**	2.18	%**	2.21%	2.45%	3.31	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Amounts are less than $0.005.

**	Annualized

***	Commencement of operations
Financial Highlights     SEMIANNUAL REPORT

Calamos Blue Chip Fund

	CLASS I
	(unaudited)	April 1,			December 1,
	Six Months	2006			2003***
	Ended	through			through
	April 30,	October 31,	Year Ended March 31,		March 31,

	2007	2006	2006	2005	2004

Net asset value, beginning of period	$12.84	$12.19	$10.94	$10.28	$10.00

Income from investment operations:
Net investment income (loss)	0.05	0.04	0.01	0.04	(0.00)	*
Net realized and unrealized gain (loss) on investments	0.79	0.61	1.24	0.64	0.28

Total from investment operations	0.84	0.65	1.25	0.68	0.28

Distributions:
Dividends from net investment income	(0.09)	—	—	(0.02)	—
Dividends from net realized gains	(0.04)	—	—	—	—

Total distributions	(0.13)	—	—	(0.02)	—

Net asset value, end of period	$13.55	$12.84	$12.19	$10.94	$10.28

Ratios and supplemental data:
Total return (a)	6.54%	5.33%	11.43%	6.64%	2.80%

Net assets, end of period (000)	$20,784	$19,153	$17,881	$2,686	$1,427

Ratio of net expenses to average net assets	1.16%**	1.18%**	1.21%	1.45%	1.50	%**
Ratio of net investment income (loss) to average net assets	0.78%**	0.54%**	0.41%	0.50%	(0.17	%)**
Ratio of gross expenses to average net assets	1.16%**	1.18%**	1.21%	1.45%	2.31	%**

CLASS R
(unaudited)
March 1, 2007
through
April 30,***
2007

Net asset value, beginning of period	$12.80

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	0.67

Total from investment operations	0.68

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$13.48

Ratios and supplemental data:
Total Return (a)	5.31%

Net assets, end of period (000)	$105

Ratio of net expenses to average net assets	1.66%**
Ratio of net investment income (loss) to average net assets	0.28%**
Ratio of gross expenses to average net assets	1.66%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Amounts are less than $0.005

**	Annualized

***	Commencement of operations
SEMIANNUAL REPORT     Financial Highlights

Calamos Multi-Fund Blend
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)		June 28,
	Six Months		2006*
	Ended		through
	April 30,		October 31,
	2007		2006

Net asset value, beginning of period	$10.92		$10.00

Income from investment operations:
Net investment income (loss)	0.00	**	(0.01)
Net realized and unrealized gain (loss) on investments	0.82		0.93

Total from investment operations	0.82		0.92

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—

Total distributions	—		—

Net asset value, end of period	$11.74		$10.92

Ratios and supplemental data:
Total return (a)	7.51%		9.20%

Net assets, end of period (000)	$14,421		$3,934

Ratio of net expenses to average net assets	0.50	%***	0.50	%***
Ratio of net investment income (loss) to average net assets	(0.03	%)***	(0.50	%)***
Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	1.74	%***	10.91	%***

	(unaudited)	June 28,
	Six Months	2006*
	Ended	through
	April 30	October 31,*
	2007	2006

Portfolio turnover rate	0.52%	0.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Commencement of Operations

**	Amount is less than $0.005 per share

***	Annualized
Financial Highlights     SEMIANNUAL REPORT

Calamos Multi-Fund Blend

	CLASS B				CLASS C
	(unaudited)		June 28,		(unaudited)		June 28,
	Six Months		2006*		Six Months		2006*
	Ended		through		Ended		through
	April 30,		October 31,		April 30,		October 31,
	2007		2006		2007		2006

Net asset value, beginning of period	$10.89		$10.00		$10.89		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.02)		(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	0.79		0.91		0.80		0.91

Total from investment operations	0.78		0.89		0.78		0.89

Distributions:
Dividends from net investment income	—		—		—		—
Dividends from net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net asset value, end of period	$11.67		$10.89		$11.67		$10.89

Ratios and supplemental data:
Total return (a)	7.16%		8.90%		7.16%		8.90%

Net assets, end of period (000)	$3,715		$715		$8,392		$2,032

Ratio of net expenses to average net assets	1.25	%***	1.25	%***	1.25	%***	1.25	%***
Ratio of net investment income (loss) to average net assets	(0.78	%)***	(1.25	%)***	(0.78	%)***	(1.25	%)***
Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	2.49	%***	11.66	%***	2.49	%***	11.66	%***

	CLASS I				CLASS R
	(unaudited)		June 28,		(unaudited)
	Six Months		2006*		March 1, 2007*
	Ended		through		through
	April 30,		October 31,		April 30,
	2007		2006		2007

Net asset value, beginning of period	$10.93		$10.00		$11.14

Income from investment operations:
Net investment income (loss)	0.02		(0.00)	**	(0.01)
Net realized and unrealized gain (loss) on investments	0.81		0.93		0.60

Total from investment operations	0.83		0.93		0.59

Distributions:
Dividends from net investment income	—		—		—
Dividends from net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$11.76		$10.93		$11.73

Ratios and supplemental data:
Total return (a)	7.59%		9.30%		5.30%

Net assets, end of period (000)	$45		$23		$105

Ratio of net expenses to average net assets	0.25	%***	0.25	%***	0.75	%***
Ratio of net investment income (loss) to average net assets	0.22	%***	(0.25	%)***	(0.28	%)***
Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	1.49	%***	10.66	%***	1.99	%***

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Commencement of operations

**	Amount is less than $0.005 per share.

***	Annualized
SEMIANNUAL REPORT     Financial Highlights

Calamos Global Growth and Income Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.50	$10.18	$8.27	$8.04	$6.27	$6.89	$7.12

Income from investment operations:
Net investment income (loss)	0.04 #	0.04 #	0.12 #	0.14 #	0.13 #	0.46	0.18
Net realized and unrealized gain (loss) on investments	0.91	0.38	2.19	0.09	1.65	(1.06)	(0.15)

Total from investment operations	0.95	0.42	2.31	0.23	1.78	(0.60)	0.03

Distributions:
Dividends from net investment income	—	(0.10)	(0.24)	—	(0.01)	(0.02)	(0.23)
Dividends from net realized gains	(0.34)	—	(0.16)	(0.00) *	—	—	(0.03)

Total distributions	(0.34)	(0.10)	(0.40)	—	(0.01)	(0.02)	(0.26)

Net asset value, end of period	$11.11	$10.50	$10.18	$8.27	$8.04	$6.27	$6.89

Ratios and supplemental data:
Total Return (a)	9.25%	4.19%	28.25%	2.90%	28.42%	(8.69%)	0.52%

Net assets, end of period (000)	$546,096	$451,280	$387,476	$183,797	$93,830	$21,397	$12,611

Ratio of net expenses to average net assets	1.40%**	1.41%**	1.44%	1.51%	1.69%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	0.70%**	0.67%**	1.29%	1.78%	1.72%	5.26%	1.88%
Ratio of gross expenses to average net assets	1.40%**	1.42%**	1.44%	1.51%	1.69%	2.43%	2.99%

	(unaudited)	April 3,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003	2002

Portfolio turnover rate	32.1%	42.2%	59.0%	45.5%	48.5%	59.5%	75.6%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized
Financial Highlights     SEMIANNUAL REPORT

Calamos Global Growth and Income Fund

	CLASS B
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.88	$10.57	$8.60	$8.43	$6.63	$7.34	$7.58

Income from investment operations:
Net investment income (loss)	(0.00)#*	(0.01)#	0.05 #	0.09 #	0.08 #	0.31	0.20
Net realized and unrealized gain (loss) on investments	0.94	0.40	2.28	0.08	1.73	(1.00)	(0.21)

Total from investment operations	0.94	0.39	2.33	0.17	1.81	(0.69)	(0.01)

Distributions:
Dividends from net investment income	—	(0.08)	(0.20)	—	(0.01)	(0.02)	(0.20)
Dividends from net realized gains	(0.34)	—	(0.16)	(0.00) *	—	—	(0.03)

Total distributions	(0.34)	(0.08)	(0.36)	—	(0.01)	(0.02)	(0.23)

Net asset value, end of period	$11.48	$10.88	$10.57	$8.60	$8.43	$6.63	$7.34

Ratios and supplemental data:
Total Return (a)	8.83%	3.75%	27.39%	2.06%	27.30%	(9.38%)	(0.09%)
Net assets, end of period (000)	$82,702	$61,675	$52,547	$24,378	$13,878	$2,522	$648

Ratio of net expenses to average net assets	2.15%**	2.16%**	2.19%	2.26%	2.44%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets	(0.05%) **	(0.08%) **	0.54%	1.03%	0.97%	4.51%	1.13%
Ratio of gross expenses to average net assets	2.15%**	2.17%**	2.19%	2.26%	2.44%	3.18%	3.74%

	CLASS C
	(unaudited)		April 1,
	Six Months		2006
	Ended		through
	April 30,		October 31,			Year Ended March 31,
	2007		2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.27		$9.99		$8.15	$7.98	$6.28	$6.95	$7.19

Income from investment operations:
Net investment income (loss)	(0.00	)#*	(0.00	)#*	0.05 #	0.08 #	0.07 #	0.39	0.20
Net realized and unrealized gain (loss) on investments	0.89		0.37		2.15	0.09	1.64	(1.04)	(0.22)

Total from investment operations	0.89		0.37		2.20	0.17	1.71	(0.65)	(0.02)

Distributions:
Dividends from net investment income	—		(0.09)		(0.20)	—	(0.01)	(0.02)	(0.19)
Dividends from net realized gains	(0.34)		—		(0.16)	(0.00) *	—	—	(0.03)

Total distributions	(0.34)		(0.09)		(0.36)	—	(0.01)	(0.02)	(0.22)

Net asset value, end of period	$10.82		$10.27		$9.99	$8.15	$7.98	$6.28	$6.95

Ratios and supplemental data:
Total Return (a)	8.87%		3.69%		27.31%	2.17%	27.23%	(9.33%)	(0.30%)

Net assets, end of period (000)	$350,101		$273,198		$221,122	$101,794	$63,425	$11,426	$4,301

Ratio of net expenses to average net assets	2.15	%**	2.16	%**	2.19%	2.26%	2.44%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets	(0.05	%)**	(0.08	%)**	0.54%	1.03%	0.97%	4.51%	1.13%
Ratio of gross expenses to average net assets	2.15	%**	2.17	%**	2.19%	2.26%	2.44%	3.18%	3.74%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized
SEMIANNUAL REPORT     Financial Highlights

Calamos Global Growth and Income Fund

	CLASS I
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.57	$10.23	$8.30	$8.05	$6.27	$6.86	$7.09

Income from investment operations:
Net investment income (loss)	0.05 #	0.05 #	0.15 #	0.16 #	0.15 #	0.52	0.16
Net realized and unrealized gain (loss) on investments	0.92	0.40	2.19	0.09	1.64	(1.09)	(0.11)

Total from investment operations	0.97	0.45	2.34	0.25	1.79	(0.57)	0.05

Distributions:
Dividends from net investment income	—	(0.11)	(0.25)	—	(0.01)	(0.02)	(0.25)
Dividends from net realized gains	(0.34)	—	(0.16)	(0.00)*	—	—	(0.03)

Total distributions	(0.34)	(0.11)	(0.41)	—	(0.01)	(0.02)	(0.28)

Net asset value, end of period	$11.20	$10.57	$10.23	$8.30	$8.05	$6.27	$6.86

Ratios and supplemental data:
Total Return (a)	9.39%	4.43%	28.56%	3.15%	28.59%	(8.29%)	0.76%

Net assets, end of period (000)	$114,045	$37,758	$28,532	$4,645	$4,251	$1,155	$633

Ratio of net expenses to average net assets	1.15%**	1.16%**	1.19%	1.26%	1.44%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.95%**	0.92%**	1.54%	2.03%	1.97%	5.51%	2.13%
Ratio of gross expenses to average net assets	1.15%**	1.17%**	1.19%	1.26%	1.44%	2.18%	2.74%

CLASS R
(unaudited)
March 1, 2007***
through
April 30,
2007

Net asset value, beginning of period	$10.63

Income from investment operations:
Net investment income (loss)	0.02 #
Net realized and unrealized gain (loss) on investments	0.46

Total from investment operations	0.48

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$11.11

Ratios and supplemental data:
Total Return (a)	4.52%

Net assets, end of period (000)	$105

Ratio of net expenses to average net assets	1.65%**
Ratio of net investment income (loss) to average net assets	0.45%**
Ratio of gross expenses to average net assets	1.65%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

***	Commencement of operations
Financial Highlights     SEMIANNUAL REPORT

Calamos International Growth Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)	April 1,		March 16,
	Six Months	2006		2005**
	Ended	through	Year Ended	through
	April 30,	October 31,	March 31,	March 31,
	2007	2006	2006	2005

Net asset value, beginning of period	$13.34	$13.10	$9.76	$10.00

Income from investment operations:
Net investment income	0.02	0.03	0.07	0.01
Net realized and unrealized (loss) on investments	2.23	0.21	3.33	(0.25)

Total from investment operations	2.25	0.24	3.40	(0.24)

Distributions:
Dividends from net investment income	(0.05)	—	(0.06)	—
Dividends from net realized gains	(0.04)	—	—	—

Total distributions	(0.09)	—	(0.06)	—

Net asset value, end of period	$15.50	$13.34	$13.10	$9.76

Ratios and supplemental data:
Total return (a)	16.97%	1.83%	34.87%	(2.40%)

Net assets, end of period (000)	$207,227	$163,662	$127,471	$43,722

Ratio of net expenses to average net assets	1.48%*	1.52%*	1.62%	1.75%*
Ratio of net investment income (loss) to average net assets	0.26%*	0.49%*	0.80%	2.00%*
Ratio of gross expenses to average net assets	1.48%*	1.53%*	1.62%	3.00%*

	(unaudited)			March 16,
	Six Months	Year	Year	2005**
	Ended	Ended	Ended	through
	April 30,	October 31,	March 31,	March 31,
	2007	2006	2006	2005

Portfolio turnover rate	40.3%	39.5%	49.3%	0.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

**	Commencement of operations.
SEMIANNUAL REPORT     Financial Highlights

Calamos International Growth Fund

	CLASS B				CLASS C
	(unaudited)	April 1,		March 16,	(unaudited)	April 1,		March 16,
	Six Months	2006		2005**	Six Months	2006		2005**
	Ended	through	Year Ended	through	Ended	through	Year Ended	through
	April 30,	October 31,	March 31,	March 31,	April 30,	October 31,	March 31,	March 31,
	2007	2006	2006	2005	2007	2006	2006	2005

Net asset value, beginning of period	$13.20	$13.02	$9.76	$10.00	$13.18	$13.00	$9.76	$10.00

Income from investment operations:
Net investment income	(0.02)	(0.01)	0.01	0.01	(0.03)	(0.01)	0.02	0.01
Net realized and unrealized (loss) on investments	2.19	0.19	3.29	(0.25)	2.20	0.19	3.27	(0.25)

Total from investment operations	2.17	0.18	3.30	(0.24)	2.17	0.18	3.29	(0.24)

Distributions:
Dividends from net investment income	—	—	(0.04)	—	—	—	(0.05)	—
Dividends from net realized gains	(0.04)	—	—	—	(0.04)	—	—	—

Total distributions	(0.04)	—	(0.04)	—	(0.04)	—	(0.05)	—

Net asset value, end of period	$15.33	$13.20	$13.02	$9.76	$15.31	$13.18	$13.00	$9.76

Ratios and supplemental data:
Total return (a)	16.51%	1.38%	33.81%	(2.40%)	16.54%	1.38%	33.73%	(2.40%)

Net assets, end of period (000)	$29,784	$19,227	$11,928	$98	$70,385	$56,899	$38,959	$98

Ratio of net expenses to average net assets	2.23%*	2.27%*	2.37%	2.50%*	2.23%*	2.27%*	2.37%	2.50%*
Ratio of net investment income (loss) to average net assets	(0.49%)*	(0.26%)*	0.05%	1.25%*	(0.49%)*	(0.26%)*	0.05%	1.25%*
Ratio of gross expenses to average net assets	2.23%*	2.28%*	2.37%	3.75%*	2.23%*	2.28%*	2.37%	3.75%*

	CLASS I				CLASS R
	(unaudited)	April 1,		March 16,	(unaudited)
	Six Months	2006		2005**	March 1, 2007**
	Ended	through	Year Ended	through	through
	April 30,	October 31,	March 31,	March 31,	April 30,
	2007	2006	2006	2005	2007

Net asset value, beginning of period	$13.37	$13.11	$9.76	$10.00	$14.19

Income from investment operations:
Net investment income	0.04	0.05	0.09	0.01	—
Net realized and unrealized (loss) on investments	2.24	0.21	3.33	(0.25)	1.31

Total from investment operations	2.28	0.26	3.42	(0.24)	1.31

Distributions:
Dividends from net investment income	(0.08)	—	(0.07)	—	—
Dividends from net realized gains	(0.04)	—	—	—	—

Total distributions	(0.12)	—	(0.07)	—	—

Net asset value, end of period	$15.53	$13.37	$13.11	$9.76	$15.50

Ratios and supplemental data:
Total return (a)	17.17%	1.98%	35.13%	(2.40%)	9.23%

Net assets, end of period (000)	$70,056	$59,108	$52,011	$6,835	$109

Ratio of net expenses to average net assets	1.23%*	1.27%*	1.37%	1.50%*	1.73%*
Ratio of net investment income (loss) to average net assets	0.51%*	0.74%*	1.05%	2.25%*	0.01%*
Ratio of gross expenses to average net assets	1.23%*	1.28%*	1.37%	2.75%*	1.73%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

**	Commencement of operations.
Financial Highlights     SEMIANNUAL REPORT

Calamos Global Equity Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS B		CLASS C		CLASS I		CLASS R
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
	March 1, 2007*		March 1, 2007*		March 1, 2007*		March 1, 2007*		March 1, 2007*
	through		through		through		through		through
	April 30,		April 30,		April 30,		April 30,		April 30,
	2007		2007		2007		2007		2007

Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income from investment operations:
Net investment income (loss)	0.02		0.00	**	0.00	**	0.02		0.01
Net realized and unrealized gain (loss) on investments	0.86		0.86		0.86		0.86		0.86

Total from investment operations	0.88		0.86		0.86		0.88		0.87

Distributions:
Dividends from net investment income	—		—		—		—		—
Dividends from net realized gains	—		—		—		—		—

Total distributions	—		—		—		—		—

Net asset value, end of period	$10.88		$10.86		$10.86		$10.88		$10.87

Ratios and supplemental data:
Total Return (a)	8.80%		8.60%		8.60%		8.80%		8.70%

Net assets, end of period (000)	$32,484		$1,199		$1,158		$1,173		$1,087

Ratio of net expenses to average net assets	1.75	%***	2.50	%***	2.50	%***	1.50	%***	2.00	%***
Ratio of net investment income (loss) to average net assets	0.97	%***	0.23	%***	0.23	%***	1.22	%***	0.72	%***
Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	2.20	%***	2.94	%***	2.94	%***	1.95	%***	2.45	%***

(unaudited)
March 1
2007*
through
April 30,
2007

Portfolio turnover rate	0.93%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Commencement of Operations

**	Amount is less than $0.005 per share

***	Annualized
SEMIANNUAL REPORT     Financial Highlights

Calamos Convertible Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.98	$19.98	$20.42	$22.18	$17.15	$18.85	$19.14

Income from investment operations:
Net investment income (loss)	0.19 *	0.20 *	0.33	0.40	0.51	0.60	0.52
Net realized and unrealized gain (loss) on investments	0.83	0.32	1.78	(0.76)	5.13	(2.04)	0.12

Total from investment operations	1.02	0.52	2.11	(0.36)	5.64	(1.44)	0.64

Distributions:
Dividends from net investment income	(0.40)	(0.52)	(0.93)	(0.36)	(0.61)	(0.26)	(0.62)
Dividends from net realized gains	(1.09)	—	(1.62)	(1.04)	—	—	(0.31)

Total distributions	(1.49)	(0.52)	(2.55)	(1.40)	(0.61)	(0.26)	(0.93)

Net asset value, end of period	$19.51	$19.98	$19.98	$20.42	$22.18	$17.15	$18.85

Ratios and supplemental data:
Total Return (a)	5.40%	2.70%	10.97%	(1.69%)	33.16%	(7.63%)	3.56%

Net assets, end of period (000)	$318,387	$356,203	$400,392	$498,262	$629,461	$550,035	$313,223

Ratio of net expenses to average net assets	1.12%**	1.12%**	1.12%	1.11%	1.15%	1.20%	1.28%
Ratio of net investment income (loss) to average net assets	2.03%**	1.78%**	1.85%	1.80%	2.36%	3.75%	2.68%
Ratio of gross expenses to average net assets	1.12%**	1.12%**	1.12%	1.11%	1.15%	1.20%	1.28%

	(unaudited)	April 3,
	Six Months	2006
	Ended	Through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Portfolio turnover rate	46.3%	33.7%	63.4%	50.6%	67.0%	35.6%	37.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Net Investment income allocated based on average shares method

**	Annualized
Financial Highlights     SEMIANNUAL REPORT

Calamos Convertible Fund

	CLASS B
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$23.02	$22.90	$23.04	$24.88	$19.18	$21.10	$21.35

Income from investment operations:
Net investment income (loss)	0.14 *	0.14 *	0.24	0.26	0.37	0.50	0.40
Net realized and unrealized gain (loss) on investments	0.96	0.37	1.99	(0.84)	5.77	(2.26)	0.16

Total from investment operations	1.10	0.51	2.23	(0.58)	6.14	(1.76)	0.56

Distributions:
Dividends from net investment income	(0.31)	(0.39)	(0.75)	(0.22)	(0.44)	(0.16)	(0.50)
Dividends from net realized gains	(1.09)	—	(1.62)	(1.04)	—	—	(0.31)

Total distributions	(1.40)	(0.39)	(2.37)	(1.26)	(0.44)	(0.16)	(0.81)

Net asset value, end of period	$22.72	$23.02	$22.90	$23.04	$24.88	$19.18	$21.10

Ratios and supplemental data:
Total Return (a)	4.99%	2.24%	10.18%	(2.43%)	32.16%	(8.32%)	2.74%

Net assets, end of period (000)	$140,769	$153,263	$171,282	$194,383	$229,323	$177,823	$86,451

Ratio of net expenses to average net assets	1.87%**	1.87%**	1.87%	1.86%	1.90%	1.95%	2.03%
Ratio of net investment income (loss) to average net assets	1.28%**	1.03%**	1.10%	1.05%	1.61%	3.00%	1.93%
Ratio of gross expenses to average net assets	1.87%**	1.87%**	1.87%	1.86%	1.90%	1.95%	2.03%

	CLASS C
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$20.02	$19.99	$20.42	$22.22	$17.19	$18.94	$19.23

Income from investment operations:
Net investment income (loss)	0.12 *	0.12 *	0.18	0.23	0.33	0.47	0.36
Net realized and unrealized gain (loss) on investments	0.84	0.32	1.79	(0.76)	5.16	(2.05)	0.15

Total from investment operations	0.96	0.44	1.97	(0.53)	5.49	(1.58)	0.51

Distributions:
Dividends from net investment income	(0.33)	(0.41)	(0.78)	(0.23)	(0.46)	(0.17)	(0.49)
Dividends from net realized gains	(1.09)	—	(1.62)	(1.04)	—	—	(0.31)

Total distributions	(1.42)	(0.41)	(2.40)	(1.27)	(0.46)	(0.17)	(0.80)

Net asset value, end of period	$19.56	$20.02	$19.99	$20.42	$22.22	$17.19	$18.94

Ratios and supplemental data:
Total Return (a)	5.02%	2.23%	10.20%	(2.45%)	32.11%	(8.32%)	2.80%

Net assets, end of period (000)	$283,192	$310,918	$346,000	$415,044	$522,146	$422,336	$225,058

Ratio of net expenses to average net assets	1.87%**	1.87%**	1.87%	1.86%	1.90%	1.95%	2.03%
Ratio of net investment income (loss) to average net assets	1.28%**	1.03%**	1.10%	1.05%	1.61%	3.00%	1.93%
Ratio of gross expenses to average net assets	1.87%**	1.87%**	1.87%	1.86%	1.90%	1.95%	2.03%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Net Investment income allocated based on average shares method

**	Annualized
SEMIANNUAL REPORT     Financial Highlights

Calamos Convertible Fund

	CLASS I
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$18.98	$19.01	$19.55	$21.29	$16.49	$18.13	$18.44

Income from investment operations:
Net investment income (loss)	0.21 *	0.22 *	0.35	0.43	0.51	0.66	0.54
Net realized and unrealized gain (loss) on investments	0.78	0.30	1.72	(0.73)	4.95	(2.01)	0.13

Total from investment operations	0.99	0.52	2.07	(0.30)	5.46	(1.35)	0.67

Distributions:
Dividends from net investment income	(0.43)	(0.55)	(0.99)	(0.40)	(0.66)	(0.29)	(0.67)
Dividends from net realized gains	(1.09)	—	(1.62)	(1.04)	—	—	(0.31)

Total distributions	(1.52)	(0.55)	(2.61)	(1.44)	(0.66)	(0.29)	(0.98)

Net asset value, end of period	$18.45	$18.98	$19.01	$19.55	$21.29	$16.49	$18.13

Ratios and supplemental data:
Total Return (a)	5.51%	2.83%	11.31%	(1.47%)	33.45%	(7.44%)	3.83%

Net assets, end of period (000)	$20,081	$21,126	$26,304	$35,235	$51,614	$38,852	$36,499

Ratio of net expenses to average net assets	0.87%**	0.87%**	0.87%	0.86%	0.90%	0.95%	1.03%
Ratio of net investment income (loss) to average net assets	2.28%**	2.03%**	2.10%	2.05%	2.61%	4.00%	2.93%
Ratio of gross expenses to average net assets	0.87%**	0.87%**	0.87%	0.86%	0.90%	0.95%	1.03%

CLASS R
(unaudited)
March 1, 2007***
through
April 30,
2007

Net asset value, beginning of period	$19.04

Income from investment operations:
Net investment income (loss)	0.17 *
Net realized and unrealized gain (loss) on investments	0.40

Total from investment operations	0.57

Distributions:
Dividends from net investment income	(0.12)
Dividends from net realized gains	—

Total distributions	(0.12)

Net asset value, end of period	$19.49

Ratios and supplemental data:
Total Return (a)	3.01%

Net assets, end of period (000)	$103

Ratio of net expenses to average net assets	1.37%**
Ratio of net investment income (loss) to average net assets	1.78%**
Ratio of gross expenses to average net assets	1.37%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Net Investment income allocated based on average shares method

**	Annualized

***	Commencement of Operations
Financial Highlights     SEMIANNUAL REPORT

Calamos Market Neutral Income Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)		April 1,
	Six Months		2006
	Ended		through
	April 30,		October 31,		Year Ended March 31,
	2007		2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.77		$12.67		$13.02	$14.45	$14.14	$13.72	$13.34

Income from investment operations:
Net investment income (loss)	0.24	*	0.30	*	0.55 *	0.33	0.51	0.50	0.36
Net realized and unrealized gain (loss) on investments	0.24		0.13		0.09	(0.46)	0.87	0.46	0.41

Total from investment operations	0.48		0.43		0.64	(0.13)	1.38	0.96	0.77

Distributions:
Dividends from net investment income	(0.26)		(0.33)		(0.99)	(0.82)	(0.76)	(0.54)	(0.37)
Dividends from net realized gains	—		—		—	(0.48)	(0.31)	(0.00)**	(0.02)

Total distributions	(0.26)		(0.33)		(0.99)	(1.30)	(1.07)	(0.54)	(0.39)

Net asset value, end of period	$12.99		$12.77		$12.67	$13.02	$14.45	$14.14	$13.72

Ratios and supplemental data:
Total Return (a)	3.80%		3.45%		5.20%	(1.03%)	10.11%	7.11%	5.81%

Net assets, end of period (000)	$757,157		$497,161		$254,292	$279,737	$402,820	$463,466	$306,524

Ratio of net expenses to average net assets (b)	1.22	%***	1.25	%***	1.57%	1.32%	1.51%	1.53%	1.39%
Ratio of net investment income (loss) to average net assets	3.81	%***	4.03	%***	4.34%	3.45%	3.64%	3.67%	3.08%
Ratio of gross expenses to average net assets (b)	1.22	%***	1.25	%***	1.57%	1.32%	1.51%	1.53%	1.39%

	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Portfolio turnover rate	64.6%	78.4%	137.1%	74.4%	123.0%	116.9%	160.7%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.11%, 0.10%, 0.43%, 0.18%, 0.36%, 0.34%, and 0.15%, for the six months ended April 30, 2007, the period April 1, 2006 through October 31, 2006 and the years 2006, 2005, 2004, 2003, and 2002, respectively, related to dividend expense on short positions.

*	Net investment income allocated based on average shares method.

**	Amounts are less than $0.005 per share.

***	Annualized
SEMIANNUAL REPORT     Financial Highlights

Calamos Market Neutral Income Fund

	CLASS B
	(unaudited)		April 1,
	Six Months		2006
	Ended		through
	April 30,		October 31,		Year Ended March 31,
	2007		2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.31		$13.18		$13.51	$14.95	$14.60	$14.16	$13.78

Income from investment operations:
Net investment income (loss)	0.20	*	0.25	*	0.47 *	0.33	0.42	0.42	0.28
Net realized and unrealized gain (loss) on investments	0.26		0.14		0.08	(0.56)	0.89	0.46	0.41

Total from investment operations	0.46		0.39		0.55	(0.23)	1.31	0.88	0.69

Distributions:
Dividends from net investment income	(0.21)		(0.26)		(0.88)	(0.73)	(0.65)	(0.44)	(0.29)
Dividends from net realized gains	—		—		—	(0.48)	(0.31)	(0.00)**	(0.02)

Total distributions	(0.21)		(0.26)		(0.88)	(1.21)	(0.96)	(0.44)	(0.31)

Net asset value, end of period	$13.56		$13.31		$13.18	$13.51	$14.95	$14.60	$14.16

Ratios and supplemental data:
Total Return (a)	3.47%		3.00%		4.33%	(1.66%)	9.22%	6.28%	5.07%

Net assets, end of period (000)	$50,250		$46,453		$35,076	$40,019	$50,429	$55,186	$45,804

Ratio of net expenses to average net assets (b)	1.97	%***	2.00	%***	2.32%	2.07%	2.26%	2.28%	2.14%
Ratio of net investment income (loss) to average net assets	3.06	%***	3.28	%***	3.59%	2.70%	2.89%	2.92%	2.33%
Ratio of gross expenses to average net assets (b)	1.97	%***	2.00	%***	2.32%	2.07%	2.26%	2.28%	2.14%

	CLASS C
	(unaudited)		April 1,
	Six Months		2006
	Ended		through
	April 30,		October 31,		Year Ended March 31,
	2007		2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.93		$12.83		$13.17	$14.61	$14.29	$13.87	$13.50

Income from investment operations:
Net investment income (loss)	0.20	*	0.25	*	0.46 *	0.24	0.41	0.41	0.28
Net realized and unrealized gain (loss) on investments	0.24		0.12		0.08	(0.47)	0.87	0.46	0.40

Total from investment operations	0.44		0.37		0.54	(0.23)	1.28	0.87	0.68

Distributions:
Dividends from net investment income	(0.21)		(0.27)		(0.88)	(0.73)	(0.65)	(0.45)	(0.29)
Dividends from net realized gains	—		—		—	(0.48)	(0.31)	(0.00)**	(0.02)

Total distributions	(0.21)		(0.27)		(0.88)	(1.21)	(0.96)	(0.45)	(0.31)

Net asset value, end of period	$13.16		$12.93		$12.83	$13.17	$14.61	$14.29	$13.87

Ratios and supplemental data:
Total Return (a)	3.45%		2.97%		4.37%	(1.69%)	9.24%	6.29%	5.07%

Net assets, end of period (000)	$391,975		$309,142		$162,218	$129,352	$185,568	$204,105	$160,940

Ratio of net expenses to average net assets (b)	1.97	%***	2.00	%***	2.32%	2.07%	2.26%	2.28%	2.14%
Ratio of net investment income (loss) to average net assets	3.06	%***	3.28	%***	3.59%	2.70%	2.89%	2.92%	2.33%
Ratio of gross expenses to average net assets (b)	1.97	%***	2.00	%***	2.32%	2.07%	2.26%	2.28%	2.14%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.11%, 0.10%, 0.43%, 0.18%, 0.36%, 0.34%, and 0.15%, for the six months ended April 30, 2007, the period April 1, 2006 through October 31, 2006 and the years 2006, 2005, 2004, 2003, and 2002, respectively, related to dividend expense on short positions.

*	Net investment income allocated based on average shares method.

**	Amounts are less than $0.005 per share.

***	Annualized
Financial Highlights     SEMIANNUAL REPORT

Calamos Market Neutral Income Fund

	CLASS I
	(unaudited)		April 1,
	Six Months		2006
	Ended		through
	April 30,		October 31,		Year Ended March 31,
	2007		2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.67		$12.57		$12.92	$14.34	$14.05	$13.63	$13.25

Income from investment operations:
Net investment income (loss)	0.26	*	0.31	*	0.57 *	0.54	0.56	0.54	0.45
Net realized and unrealized gain (loss) on investments	0.23		0.14		0.10	(0.63)	0.84	0.46	0.35

Total from investment operations	0.49		0.45		0.67	(0.09)	1.40	1.00	0.80

Distributions:
Dividends from net investment income	(0.27)		(0.35)		(1.02)	(0.85)	(0.80)	(0.58)	(0.40)
Dividends from net realized gains	—		—		—	(0.48)	(0.31)	(0.00)**	(0.02)

Total distributions	(0.27)		(0.35)		(1.02)	(1.33)	(1.11)	(0.58)	(0.42)

Net asset value, end of period	$12.89		$12.67		$12.57	$12.92	$14.34	$14.05	$13.63

Ratios and supplemental data:
Total Return (a)	3.95%		3.62%		5.56%	(0.76%)	10.32%	7.40%	6.09%

Net assets, end of period (000)	$21,712		$14,450		$7,830	$39,561	$40,969	$39,257	$31,177

Ratio of net expenses to average net assets (b)	0.97	%***	1.00	%***	1.32%	1.07%	1.26%	1.28%	1.14%
Ratio of net investment income (loss) to average net assets	4.06	%***	4.28	%***	4.59%	3.70%	3.89%	3.92%	3.33%
Ratio of gross expenses to average net assets (b)	0.97	%***	1.00	%***	1.32%	1.07%	1.26%	1.28%	1.14%

	CLASS R
	(unaudited)
	March 1, 2007****
	through
	April 30,
	2007

Net asset value, beginning of period	$12.84

Income from investment operations:
Net investment income (loss)	0.08	*
Net realized and unrealized gain (loss) on investments	0.13

Total from investment operations	0.21

Distributions:
Dividends from net investment income	(0.06)
Dividends from net realized gains	—

Total distributions	(0.06)

Net asset value, end of period	$12.99

Ratios and supplemental data:
Total Return (a)	1.68%

Net assets, end of period (000)	$102

Ratio of net expenses to average net assets (b)	1.47	%***
Ratio of net investment income (loss) to average net assets	3.56	%***
Ratio of gross expenses to average net assets (b)	1.47	%***

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.11%, 0.10%, 0.43%, 0.18%, 0.36%, 0.34%, and 0.15%, for the six months ended April 30, 2007, the period April 1, 2006 through October 31, 2006 and the years 2006, 2005, 2004, 2003, and 2002, respectively, related to dividend expense on short positions.

*	Net investment income allocated based on average shares method.

**	Amounts are less than $0.005 per share.

***	Annualized

****	Commencement of Operations
SEMIANNUAL REPORT     Financial Highlights

Calamos High Yield Fund
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.71	$10.83	$10.75	$10.86	$9.60	$9.85	$9.55

Income from investment operations:
Net investment income (loss)	0.28	0.34	0.60	0.67	0.69	0.48	0.54
Net realized and unrealized gain (loss) on investments	0.45	0.00	0.33	(0.07)	1.28	(0.26)	0.29

Total from investment operations	0.73	0.34	0.93	0.60	1.97	0.22	0.83

Distributions:
Dividends from net investment income	(0.36)	(0.46)	(0.72)	(0.56)	(0.71)	(0.47)	(0.53)
Dividends from net realized gains	(0.06)	—	(0.13)	(0.15)	—	—	—

Total distributions	(0.42)	(0.46)	(0.85)	(0.71)	(0.71)	(0.47)	(0.53)

Net asset value, end of period	$11.02	$10.71	$10.83	$10.75	$10.86	$9.60	$9.85

Ratios and supplemental data:
Total Return (a)	6.96%	3.32%	9.11%	5.67%	20.87%	2.53%	8.98%

Net assets, end of period (000)	$140,017	$147,400	$152,382	$119,798	$97,993	$45,265	$7,023

Ratio of net expenses to average net assets	1.17%*	1.17%*	1.19%	1.24%	1.30%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	5.49%*	5.50%*	5.70%	6.26%	7.04%	7.07%	6.32%
Ratio of gross expenses to average net assets	1.17%*	1.17%*	1.19%	1.24%	1.30%	1.96%	5.75%

	(unaudited)	April 1,
	Six Months	2006
	Ended	Through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Portfolio turnover rate	23.8%	27.1%	73.1%	39.7%	44.2%	33.2%	36.7%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized
Financial Highlights     SEMIANNUAL REPORT

Calamos High Yield Fund

	CLASS B
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$11.00	$11.10	$10.99	$11.11	$9.82	$10.07	$9.77

Income from investment operations:
Net investment income (loss)	0.26	0.31	0.54	0.61	0.63	0.45	0.47
Net realized and unrealized gain (loss) on investments	0.46	(0.01)	0.34	(0.08)	1.29	(0.28)	0.31

Total from investment operations	0.72	0.30	0.88	0.53	1.92	0.17	0.78

Distributions:
Dividends from net investment income	(0.32)	(0.40)	(0.64)	(0.50)	(0.63)	(0.42)	(0.48)
Dividends from net realized gains	(0.06)	—	(0.13)	(0.15)	—	—	—

Total distributions	(0.38)	(0.40)	(0.77)	(0.65)	(0.63)	(0.42)	(0.48)

Net asset value, end of period	$11.34	$11.00	$11.10	$10.99	$11.11	$9.82	$10.07

Ratios and supplemental data:
Total Return (a)	6.63%	2.84%	8.37%	4.83%	19.89%	1.91%	8.28%

Net assets, end of period (000)	$33,047	$33,499	$31,960	$28,228	$26,657	$14,166	$2,014

Ratio of net expenses to average net assets	1.92%*	1.92%*	1.94%	1.99%	2.05%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets	4.74%*	4.75%*	4.95%	5.51%	6.29%	6.32%	5.57%
Ratio of gross expenses to average net assets	1.92%*	1.92%*	1.94%	1.99%	2.05%	2.71%	6.50%

	CLASS C
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.95	$11.05	$10.94	$11.06	$9.78	$10.04	$9.74

Income from investment operations:
Net investment income (loss)	0.25	0.30	0.54	0.61	0.62	0.47	0.46
Net realized and unrealized gain (loss) on investments	0.46	—	0.33	(0.08)	1.29	(0.31)	0.33

Total from investment operations	0.71	0.30	0.87	0.53	1.91	0.16	0.79

Distributions:
Dividends from net investment income	(0.32)	(0.40)	(0.63)	(0.50)	(0.63)	(0.42)	(0.49)
Dividends from net realized gains	(0.06)	—	(0.13)	(0.15)	—	—	—

Total distributions	(0.38)	(0.40)	(0.76)	(0.65)	(0.63)	(0.42)	(0.49)

Net asset value, end of period	$11.28	$10.95	$11.05	$10.94	$11.06	$9.78	$10.04

Ratios and supplemental data:
Total Return (a)	6.57%	2.85%	8.37%	4.87%	19.88%	1.84%	8.38%

Net assets, end of period (000)	$56,710	$60,486	$65,089	$70,922	$67,593	$30,324	$3,636

Ratio of net expenses to average net assets	1.92%*	1.92%*	1.94%	1.99%	2.05%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets	4.74%*	4.75%*	4.95%	5.51%	6.29%	6.32%	5.57%
Ratio of gross expenses to average net assets	1.92%*	1.92%*	1.94%	1.99%	2.05%	2.71%	6.50%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized
SEMIANNUAL REPORT     Financial Highlights

Calamos High Yield Fund

	CLASS I
	(unaudited)	April 1,
	Six Months	2006
	Ended	through
	April 30,	October 31,	Year Ended March 31,
	2007	2006	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.71	$10.84	$10.75	$10.85	$9.60	$9.84	$9.67

Income from investment operations:
Net investment income (loss)	0.31	0.33	0.64	0.82	0.77	0.61	0.06
Net realized and unrealized gain (loss) on investments	0.44	0.02	0.33	(0.19)	1.21	(0.37)	0.20

Total from investment operations	0.75	0.35	0.97	0.63	1.98	0.24	0.26

Distributions:
Dividends from net investment income	(0.38)	(0.48)	(0.75)	(0.58)	(0.73)	(0.48)	(0.09)
Dividends from net realized gains	(0.06)	—	(0.13)	(0.15)	—	—	—

Total distributions	(0.44)	(0.48)	(0.88)	(0.73)	(0.73)	(0.48)	(0.09)

Net asset value, end of period	$11.02	$10.71	$10.84	$10.75	$10.85	$9.60	$9.84

Ratios and supplemental data:
Total Return (a)	7.10%	3.50%	9.39%	5.96%	21.04%	2.83%	2.68%

Net assets, end of period (000)	$2,785	$2,455	$1,947	$1,874	$2,717	$2,272	$1

Ratio of net expenses to average net assets	0.92%*	0.92%*	0.94%	0.99%	1.05%	1.50%	1.50	%*
Ratio of net investment income (loss) to average net assets	5.74%*	5.75%*	5.95%	6.51%	7.29%	7.32%	6.57	%*
Ratio of gross expenses to average net assets	0.92%*	0.92%*	0.94%	0.99%	1.05%	1.71%	5.50	%*

CLASS R
(unaudited)
March 1, 2007**
through
April 30,
2007

Net asset value, beginning of period	$10.84

Income from investment operations:
Net investment income (loss)	0.17
Net realized and unrealized gain (loss) on investments	0.12

Total from investment operations	0.29

Distributions:
Dividends from net investment income	(0.12)
Dividends from net realized gains	—

Total distributions	(0.12)

Net asset value, end of period	$11.01

Ratios and supplemental data:
Total Return (a)	2.71%

Net assets, end of period (000)	$103

Ratio of net expenses to average net assets	1.42%*
Ratio of net investment income (loss) to average net assets	5.24%*
Ratio of gross expenses to average net assets	1.42%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

**	Commencement of Operations
Financial Highlights     SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Calamos Investment Trust
We have reviewed the accompanying statements of assets and liabilities, including the schedules of investments, of Calamos Investment Trust, comprising the Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Convertible Fund, Market Neutral Income Fund, and High Yield Fund (the “Funds”) as of April 30, 2007, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Funds’ management.
We conducted our reviews in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
Based on our reviews, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statements of changes in net assets and the financial highlights for the period from April 1, 2006 through October 31, 2006 and for the year ended March 31, 2006 for the Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, International Growth and Income Fund, Convertible Fund, Market Neutral Income Fund, and High Yield Fund and for the period from June 28, 2006 (commencement of operations) through October 31, 2006 for Multi-Fund Blend; and in our report dated December 12, 2006, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights. The Funds’ financial highlights for periods ended prior to March 31, 2006, were audited by other auditors whose report, dated May 13, 2005, expressed an unqualified opinion on those financial statements and financial highlights.
Chicago, Illinois
June 21, 2007
SEMIANNUAL REPORT     Report of Independent Registered Public Accounting Firm

Trustee Approval of Management Agreement (Unaudited)
The Board of Trustees of Calamos Investment Trust oversees the management of each of the Funds. As required by law, the Board determines annually whether to continue the Trust’s management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager and administrator for each of the Funds.
On December 14, 2006, the Trustees considered an amendment to the management agreement to add Global Equity Fund as a series covered by the terms of the management agreement. In connection with their consideration, the Trustees received and reviewed information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel. The Trustees discussed with representatives of Calamos Advisors the Fund’s anticipated operations and the nature and quality of the advisory and other services to be provided by Calamos Advisors to the Fund. The Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustees’ responsibilities in evaluating the management agreement. In the course of their consideration of the amendment, the Independent Trustees were advised by their counsel, with whom they met in executive session.
During their meeting, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Fund and Calamos Advisors were fair and reasonable in light of the nature and quality of the services to be provided by Calamos Advisors and its affiliates. At that meeting, the Trustees, including all of the Independent Trustees, unanimously approved the amendment to the management agreement, which remains in effect through August 1, 2007, subject to earlier termination as provided in the agreement.
In considering the amendment to the management agreement, the Trustees reviewed various factors that they determined were relevant, including the factors described below, none of which by itself was considered the sole factor in the Trustees’ determinations.
Nature, Quality and Extent of Services
The Trustees reviewed the nature, extent and quality of Calamos Advisors’ services to be provided to the Fund, taking into account the Fund’s investment objective and strategy and the knowledge of the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors’ resources and key personnel, especially those who will provide investment management services to the Fund. The Trustees also considered other services to be provided to the Fund by Calamos Advisors, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Fund’s administrator, monitoring adherence to the Fund’s investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders, overseeing the activities of other service providers, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations.
The Trustees concluded that the nature and extent of the services to be provided by Calamos Advisors to the Fund were appropriate and consistent with the terms of the management agreement, that the quality of those services, based on the quality of services provided by Calamos Advisors to the other Calamos Funds, is expected to be good and that the Fund is likely to benefit from the provision of those services. The Trustees also concluded that Calamos Advisors has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain well-qualified personnel.
Performance
Because the Fund had not yet commenced operations, the Trustees could not consider the Fund’s performance in connection with their consideration of the amendment to the management agreement.
Trustee Approval of Management Agreement     SEMIANNUAL REPORT

Trustee Approval of Management Agreement (Unaudited)
Costs of Services
The Trustees examined information on the anticipated fees and expenses of the Fund in comparison to information for other comparable funds as provided by Lipper. Specifically, the Trustees considered the proposed performance fee schedule of the Fund, the effect that using Class A shares to measure the Fund’s performance for purposes of the performance adjustment would have on the fees to be paid, the anticipated relative size of each class, the expense ratio of each class, the effect of any waiver or reimbursement of expenses on the performance of each class, and the nature of the Fund’s benchmark index.
The Trustees also considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
Because the Fund had not yet commenced operations, the Trustees could not consider Calamos Advisors’ profitability with respect to the Fund specifically.
The Trustees also reviewed Calamos Advisors’ management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only). Although in most instances its sub-advisory fees, and in many instances its institutional separate accounts fees, for various investment strategies are lower than the management fees to be charged to the Fund, the Trustees noted that Calamos Advisors will perform significant additional services for the Fund that it does not provide to those other clients, including administrative services, oversight of the Fund’s other service providers, trustee support, regulatory compliance and numerous other services. Finally, the Trustees considered Calamos Advisors’ financial condition, which they found to be sound.
The Trustees concluded that the management fee and other compensation to be paid by the Fund to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Calamos Advisors charges to other clients and Calamos Funds. The Trustees also concluded that the Fund’s estimated overall expense ratios, taking into account the expected quality of the services to be provided by Calamos Advisors and the expense limitations agreed to by Calamos Advisors, also were reasonable.
Economies of Scale
The Trustees received and discussed information concerning whether Calamos Advisors may realize economies of scale as the Fund’s assets increase. The Trustees recognized that breakpoints in the base fee schedule for the Fund could result in the sharing of economies of scale as Fund assets increase. The Trustees also considered Calamos Advisors’ agreement to reimburse the Fund for a portion of its expenses if the Fund’s expense ratio exceeds a certain level. The Trustees concluded that the fee schedule for the Fund provides for a sharing of economies of scale at various asset levels.
Other Benefits to Calamos Advisors
The Trustees also considered benefits expected to accrue to Calamos Advisors and its affiliates from their relationship with the Fund. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to their agreements with the Fund and the fees payable by the Fund therefor, the Fund and Calamos Advisors may potentially benefit from their relationship with each other in other ways. Recognizing that an affiliate of Calamos Advisors would serve the Fund as distributor and receive compensation from the Fund for its services to the Fund, the Trustees determined that such compensation was fair and reasonable. The Trustees also considered Calamos Advisors’ use of commissions to be paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors’ use of “soft” commission dollars to obtain research products and services was consistent with regulatory requirements and would be beneficial to the Fund. They concluded that, although Calamos Advisors may derive
SEMIANNUAL REPORT     Trustee Approval of Management Agreement

Trustee Approval of Management Agreement (Unaudited)
additional benefits through the use of soft dollars from the Fund’s portfolio transactions, the Fund also would benefit from the receipt of research products and services acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Fund’s success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors’ success could enhance its ability to serve the Fund.
After full consideration of the above and other factors, the Trustees, including all of the Independent Trustees, approved the amendment of the management agreement to add Global Equity Fund as a series covered by the management agreement.
Trustee Approval of Management Agreement     SEMIANNUAL REPORT

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless accompanied by a currently effective prospectus of the Funds and, after January 31, 2007, updated performance data for the most recently completed fiscal quarter. The views expressed in this report reflect those of Calamos Advisors LLC only through April 30, 2007. The manager's views are subject to change at any time based on market and other conditions.

A description of the Calamos Proxy Voting Policies and Procedures and the Fund's proxy voting record for the 12 month period ended June 30, 2006 are available free of charge upon request by calling 800.582.6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563 or by visiting the SEC website at http://www.sec.gov.

The Fund files its complete list of portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.732.0330.

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

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www.calamos.com

INVESTMENT ADVISER
Calamos Advisors LLC
2020 Calamos Court
Naperville, Il 60563-2787

TRANSFER AGENT
US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLP
Chicago, IL

CALAMOS®

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959

www.calamos.com

© 2007 Calamos Holdings LLC. All Rights Reserved.
Calamos®, Calamos Investments®, Investment strategies for your serious money℠ and the Calamos® logo are registered trademarks of Calamos Holdings LLC.

MFSAN 1631 2007

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Included in the Report to Shareholders in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
No material changes.
ITEM 11. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1) Code of Ethics — Not applicable.
(a)(2)(i) Certification of Principal Executive Officer.
(a)(2)(ii) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: June 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: June 25, 2007

By:	/s/ Patrick H. Dudasik
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: June 25, 2007